As filed with the SEC on November 23, 2012

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1. Schedule of Investments.

The unaudited Schedules of Investment of Registrant as of September 30, 2012 are attached.

Transamerica Asset Allocation Variable Funds

Quarterly Schedules of Investments

September 30, 2012

Transamerica Asset Allocation—Short Horizon

Transamerica Asset Allocation—Intermediate Horizon

Transamerica Asset Allocation—Intermediate/Long Horizon

The above accounts are “fund of funds” fully invested in various accounts of the Transamerica Partners Variable Funds.

Each Transamerica Partners Variable Fund is registered as a unit investment trust under the Investment Company Act of 1940, and is invested in a corresponding series of the Transamerica Partners Portfolios which are located in this report.

Transamerica Asset Allocation Variable –

Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.0% p
Domestic Equity—8.4%
Transamerica Partners Variable Large Growth ‡	4,682	$275
Transamerica Partners Variable Large Value ‡	5,128	272
Transamerica Partners Variable Small Core ‡	4,358	180
Fixed Income—89.4%
Transamerica Partners Variable Core Bond ‡	93,344	4,040
Transamerica Partners Variable High Quality Bond ‡	75,893	1,355
Transamerica Partners Variable High Yield Bond ‡	34,233	930
Transamerica Partners Variable Inflation-Protected Securities ‡	48,832	1,415
International Equity—2.0%
Transamerica Partners Variable International Equity ‡	8,792	171
Money Market—0.2%
Transamerica Partners Variable Money Market ‡	991	21

Total Investment Companies (cost $6,914) P		8,659
Other Assets and Liabilities—Net		(2)

Net Assets		$8,657

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	Each Subaccount invests its assets in an affiliated fund of Transamerica Partners Variable Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $6,914. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,745.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$8,659	$—	$—	$8,659

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	September 30, 2012 Form N-Q

Transamerica Asset Allocation Variable –

Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.0% p
Domestic Equity—39.9%
Transamerica Partners Variable Large Growth ‡	50,359	$2,963
Transamerica Partners Variable Large Value ‡	56,232	2,982
Transamerica Partners Variable Small Core ‡	48,415	1,995
Fixed Income—49.0%
Transamerica Partners Variable Core Bond ‡	108,421	4,692
Transamerica Partners Variable High Quality Bond ‡	84,463	1,508
Transamerica Partners Variable High Yield Bond ‡	46,223	1,256
Transamerica Partners Variable Inflation-Protected Securities ‡	79,218	2,296
International Equity—10.8%
Transamerica Partners Variable International Equity ‡	110,956	2,159
Money Market—0.3%
Transamerica Partners Variable Money Market ‡	2,484	52

Total Investment Companies (cost $16,494) P		19,903
Other Assets and Liabilities—Net		(4)

Net Assets		$19,899

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	Each Subaccount invests its assets in an affiliated fund of Transamerica Partners Variable Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $16,494. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,509 and $100, respectively. Net unrealized appreciation for tax purposes is $3,409.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$19,903	$—	$—	$19,903

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	September 30, 2012 Form N-Q

Transamerica Asset Allocation Variable –

Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.0% p
Domestic Equity—54.2%
Transamerica Partners Variable Large Growth ‡	97,982	$5,764
Transamerica Partners Variable Large Value ‡	98,253	5,211
Transamerica Partners Variable Small Core ‡	93,812	3,866
Fixed Income—28.6%
Transamerica Partners Variable Core Bond ‡	90,904	3,933
Transamerica Partners Variable High Quality Bond ‡	28,149	503
Transamerica Partners Variable High Yield Bond ‡	39,950	1,085
Transamerica Partners Variable Inflation- Protected Securities ‡	79,560	2,306
International Equity—16.9%
Transamerica Partners Variable International Equity ‡	237,691	4,624
Money Market—0.3%
Transamerica Partners Variable Money Market ‡	3,455	73

Total Investment Companies (cost $23,221) P		27,365
Other Assets and Liabilities—Net		(4)

Net Assets		$27,361

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	Each Subaccount invests its assets in an affiliated fund of Transamerica Partners Variable Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $23,221. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,290 and $146, respectively. Net unrealized appreciation for tax purposes is $4,144.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Investment Companies	$27,365	$—	$—	$27,365

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	September 30, 2012 Form N-Q

Notes to Schedules of Investments

At September 30, 2012

(unaudited)

Transamerica Asset Allocation Variable Funds (individually, a “Subaccount” and collectively, the “Subaccounts”) is a non-diversified separate account of Transamerica Financial Life Insurance Company, and is registered under the Investment Company Act of 1940, as amended, as a management investment company. Each Subaccount invests all of its investable assets among certain Transamerica Partners Variable Funds (“TPVF”). The following is a summary of significant accounting policies followed by the Subaccounts.

Security valuations: All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding subaccount of TPVF is valued at the unit value per share of each Subaccount determined as of the close of business of the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, each day the NYSE is open for business. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Subaccounts’ Board of Trustees has delegated the responsibility for valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed an internal Valuation Committee (the “Valuation Committee”) to monitor and implement the fair valuation process. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Subaccounts’ Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Subaccount uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurement: Investment company securities are valued at the unit value of the underlying subaccounts. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Subaccounts’ investments at September 30, 2012 is disclosed in the Valuation Summary of each Subaccount’s Schedule of Investments.

Transamerica Asset Allocation Variable Funds	September 30, 2012 Form N-Q

Transamerica Partners Portfolios

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
COMMERCIAL PAPER ▲—16.6%
Commercial Banks—6.4%
Commonwealth Bank of Australia
0.20%, 11/21/2012—144A	$19,900	$19,893
DNB Bank ASA
0.27%, 12/17/2012—144A	12,050	12,044
KFW
0.22%, 10/12/2012—144A	12,300	12,299
Skandinaviska Enskilda Banken AB
0.30%, 10/03/2012—144A	14,800	14,800
Diversified Financial Services—4.4%
GlaxoSmithKline Finance PLC
0.14%, 10/11/2012—144A	6,300	6,300
JPMorgan Chase & Co.
0.29%, 11/07/2012	9,850	9,847
Nordea North America, Inc.
0.23%, 11/27/2012	15,700	15,694
Svenska Handelsbanken, Inc.
0.28%, 11/02/2012—144A	9,100	9,098
Household Products—2.5%
Procter & Gamble Co.
0.13%, 10/15/2012—144A	10,200	10,199
0.15%, 12/12/2012—144A	12,600	12,597
Oil, Gas & Consumable Fuels—2.2%
Chevron Corp.
0.12%, 10/26/2012—11/19/2012—144A	20,100	20,098
Pharmaceuticals—1.1%
Novartis Finance Corp.
0.15%, 10/03/2012—144A	10,300	10,300

Total Commercial Paper (cost $153,169)		153,169

CERTIFICATES OF DEPOSIT ▲—19.1%
Commercial Banks—18.4%
Australia & New Zealand Banking Group, Ltd
0.22%, 11/08/2012	18,600	18,600
Bank of Montreal
0.20%, 01/03/2013	13,300	13,300
Bank of Nova Scotia
0.31%, 06/13/2013	18,700	18,700
HSBC Bank PLC
0.26%, 03/25/2013	23,600	23,599
National Australia Bank, Ltd.
0.29%, 10/29/2012	18,450	18,450
Royal Bank of Canada
0.46%, 04/10/2013	12,350	12,350
Standard Chartered Bank
0.48%, 01/10/2013	17,400	17,400
Svenska Handelsbanken AB
0.30%, 10/11/2012	10,950	10,950
Toronto-Dominion
0.17%, 10/18/2012	15,150	15,150
Westpac Banking Corp.
0.47%, 02/11/2013	20,850	20,850
Diversified Financial Services—0.7%
JPMorgan Chase & Co.
0.19%, 10/15/2012	6,800	6,800

Total Certificates of Deposit (cost $176,149)		176,149

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS ▲—2.8%
IADB Discount Notes
0.14%, 11/06/2012	18,900	18,898
0.15%, 12/10/2012	6,450	6,448

Total Short-Term Foreign Government Obligations (cost $25,346)		25,346

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS ▲—26.0%
Fannie Mae
0.12%, 10/31/2012	$14,950	$14,948
0.13%, 11/14/2012—12/19/2012	27,750	27,744
0.14%, 10/24/2012	10,000	9,999
Freddie Mac
0.07%, 10/19/2012	18,950	18,949
0.13%, 10/23/2012—12/05/2012	65,900	65,890
0.14%, 10/25/2012—12/10/2012	28,200	28,195
0.15%, 10/10/2012—02/04/2013	27,750	27,744
0.16%, 02/19/2013	12,450	12,442
U.S. Treasury Bill
0.06%, 10/18/2012	33,350	33,350

Total Short-Term U.S. Government Obligations (cost $239,261)		239,261

U.S. GOVERNMENT AGENCY OBLIGATIONS—7.5%
Fannie Mae
0.11%, 11/28/2012 ▲	20,950	20,946
0.25%, 10/18/2012 *	7,550	7,551
Freddie Mac
0.12%, 11/19/2012 ▲	22,850	22,846
0.63%, 10/30/2012	17,250	17,257

Total U.S. Government Agency Obligations (cost $68,600)		68,600

U.S. GOVERNMENT OBLIGATIONS—15.3%
U.S. Treasury Note
0.38%, 10/31/2012	24,550	24,556
0.50%, 11/30/2012	43,600	43,640
1.38%, 10/15/2012—03/15/2013	72,050	72,279

Total U.S. Government Obligations (cost $140,475)		140,475

REPURCHASE AGREEMENTS—12.7%
Barclays Bank PLC
0.20% ▲, dated 09/28/2012, to be repurchased at $39,301 on 10/01/2012. Collateralized by U.S. Government Obligations, 0.25%—2.13%, due 05/15/2015—02/29/2016, and with a total value of $40,086.	39,300	39,300
Deutsche Bank AG
0.20%▲, dated 09/28/2012, to be repurchased at $10,200 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 1.25%—5.36%, due 06/20/2016—11/24/2017, and with a total value of $10,405.	10,200	10,200
Goldman Sachs
0.18% ▲, dated 09/28/2012, to be repurchased at $25,700 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 0.00%, due 11/30/2012, and with a value of $26,214.	25,700	25,700
HSBC Bank USA
0.21% ▲ , dated 09/28/2012, to be repurchased at $20,310 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 2.63%—2.75%, due 06/08/2018—12/10/2021, and with a total value of $20,720.	20,310	20,310

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS (continued)
JPMorgan Chase & Co.
0.18%▲, dated 09/28/2012, to be repurchased at $10,200 on 10/01/2012. Collateralized by a U.S. Government Obligation, 4.50%, due 05/15/2038, and with a value of $10,407.	$10,200	$10,200
JPMorgan Chase & Co.
0.18%▲, dated 09/24/2012, to be repurchased at $11,500 on 10/01/2012 Collateralized by a U.S. Government Obligation, 4.50%, due 05/15/2038, and with a value of $11,733.	11,500	11,500
State Street Bank & Trust Co.
0.03%▲, dated 09/28/2012, to be repurchased at $8 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $8.	8	8

Total Repurchase Agreements (cost $117,218)		117,218

Total Investment Securities (cost $920,218) P		920,218
Other Assets and Liabilities—Net		200

Net Assets		$920,418

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 09/28/2012.
▲	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $920,218.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $127,628, or 13.87% of the fund’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Certificates of Deposit	$—	$176,149	$—	$176,149
Commercial Paper	—	153,169	—	153,169
Repurchase Agreements	—	117,218	—	117,218
Short-Term Foreign Government Obligations	—	25,346	—	25,346
Short-Term U.S. Government Obligations	—	239,261	—	239,261
U.S. Government Agency Obligations	—	68,600	—	68,600
U.S. Government Obligations	—	140,475	—	140,475

Total	$—	$920,218	$—	$920,218

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—13.2%
U.S. Treasury Inflation Indexed Note
1.25%, 04/15/2014	$3,790	$3,940
U.S. Treasury Note
0.13%, 07/31/2014	14,000	13,971
0.25%, 05/31/2014—08/15/2015	34,000	33,985

Total U.S. Government Obligations (cost $51,794)		51,896

U.S. GOVERNMENT AGENCY OBLIGATIONS—3.6%
Fannie Mae
2.50%, 05/15/2014	950	984
4.00%, 07/25/2033	6	6
5.50%, 12/01/2022	506	555
6.00%, 07/01/2014—09/01/2014	67	68
Freddie Mac
3.38%, 03/15/2018	1,280	1,315
4.00%, 09/15/2017	98	99
5.50%, 04/01/2017	184	200
6.00%, 10/15/2021	86	86
6.50%, 02/01/2013—04/01/2013	8	8
Ginnie Mae
5.59%, 11/20/2059	4,106	4,563
5.65%, 06/20/2059	4,817	5,396
5.75%, 12/15/2022	651	728

Total U.S. Government Agency Obligations (cost $13,657)		14,008

FOREIGN GOVERNMENT OBLIGATIONS—2.3%
Province of Ontario Canada
2.30%, 05/10/2016	4,795	5,063
Province of Quebec Canada
4.88%, 05/05/2014 ^	3,650	3,911

Total Foreign Government Obligations (cost $8,778)		8,974

MORTGAGE-BACKED SECURITIES—16.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-2, Class A2
5.63%, 04/10/2049 *	2,217	2,305
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2
3.76%, 04/15/2044—144A	3,000	3,252
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034—144A	2,425	2,426
Series 2006-C8, Class A3
5.31%, 12/10/2046	5,690	5,879
Series 2012-9W57, Class A
2.37%, 02/10/2029—144A	4,050	4,250
Credit Suisse Mortgage Capital Certificates
Series 2007-C5, Class A2
5.59%, 09/15/2040	576	575
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A2
5.17%, 08/15/2048	266	267

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.74%, 11/10/2046—144A	$4,351	$4,730
Series 2011-LC3A, Class A2
3.64%, 08/10/2044	1,400	1,533
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2
5.51%, 04/10/2038 *	411	422
Series 2006-GG8, Class AAB
5.54%, 11/10/2039	3,854	4,017
Series 2007-GG10, Class AAB
5.98%, 08/10/2045 *	4,806	5,091
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class A3
5.79%, 02/15/2051	7,000	7,416
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3
4.56%, 09/15/2027 *	2,508	2,510
Series 2005-C7, Class A2
5.10%, 11/15/2030	109	109
Series 2006-C4, Class AAB
6.04%, 06/15/2032 *	2,913	3,093
Series 2006-C7, Class A2
5.30%, 11/15/2038	1,377	1,414
Series 2007-C2, Class A2
5.30%, 02/15/2040	519	519
Merrill Lynch Mortgage Trust
Series 2005-MKB2, Class A2
4.81%, 09/12/2042	799	800
Series 2006-C1, Class A2
5.80%, 05/12/2039 *	233	234
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class A2
6.11%, 08/12/2049 *	1,696	1,778
Sequoia Mortgage Trust
Series 2012-2, Class A2
3.50%, 04/25/2042 *	1,130	1,194
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.25%, 12/15/2043	1,745	1,765
Series 2007-C30, Class APB
5.29%, 12/15/2043	4,548	4,739
Series 2007-C33, Class A3
6.12%, 02/15/2051 *	4,300	4,537

Total Mortgage-Backed Securities (cost $63,613)		64,855

ASSET-BACKED SECURITIES—24.6%
AmeriCredit Automobile Receivables Trust
Series 2009-1, Class B
9.79%, 04/15/2014	778	802
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15%, 03/20/2017—144A	2,000	2,125
BMW Vehicle Owner Trust
Series 2010-A, Class A4
2.10%, 10/25/2016	4,000

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2010-2, Class A3
1.41%, 02/16/2015	$2,144	$2,154
CenterPoint Energy Transition Bond Co., LLC
Series 2009-1, Class A1
1.83%, 02/15/2016	2,663	2,714
Chase Issuance Trust
Series 2012-A3, Class A3
0.79%, 06/15/2017	3,000	3,020
Citibank Credit Card Issuance Trust
Series 2009-A4, Class A4
4.90%, 06/23/2016	2,100	2,264
CNH Equipment Trust
Series 2009-B, Class A4
5.17%, 10/15/2014	735	737
Series 2009-C, Class A4
3.00%, 08/17/2015	1,551	1,567
Series 2009-C, Class B
4.98%, 04/15/2016	500	509
Series 2010-A, Class B
4.04%, 09/15/2016	2,175	2,247
Series 2010-B, Class A4
1.74%, 01/17/2017	4,400	4,457
Series 2011-B, Class A4
1.29%, 09/15/2017	3,495	3,526
Series 2012-C, Class B
1.30%, 03/16/2020	640	640
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A1
1.00%, 02/01/2016	1,178	1,202
Ford Credit Auto Owner Trust
Series 2010-A, Class A3
1.32%, 06/15/2014	611	612
Series 2010-B, Class A4
1.58%, 09/15/2015	2,725	2,763
Series 2010-B, Class B
2.54%, 02/15/2016	5,500	5,704
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1
1.50%, 09/15/2015	2,000	2,020
Series 2012-4, Class B
0.94%, 09/15/2016	555	555
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 01/15/2018	4,400	4,445
Series 2012-5, Class B
1.51%, 06/15/2018	1,850	1,864
GE Equipment Midticket LLC
Series 2009-1, Class A4
3.13%, 11/16/2020	1,173	1,178
GE Equipment Transportation LLC
Series 2011-1, Class A4
1.33%, 05/20/2019	1,000	1,009
Honda Auto Receivables Owner Trust
Series 2009-2, Class A4
4.43%, 08/15/2012	973	975
Series 2010-1, Class A3
1.25%, 10/21/2013	220	220

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Huntington Auto Trust
Series 2011-1A, Class A4
1.31%, 11/15/2016—144A	$2,000	$2,032
Series 2011-1A, Class B
1.84%, 01/17/2017—144A	1,500	1,521
Hyundai Auto Receivables Trust
Series 2010-B, Class A4
1.63%, 03/15/2017	2,000	2,044
Series 2011-A, Class A4
1.78%, 12/15/2015	3,000	3,067
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	1,440	1,441
Macquarie Equipment Funding Trust
Series 2011-A, Class A3
1.91%, 04/20/2017—144A	1,800	1,817
Massachusetts RRB Special Purpose Trust
Series 2005-1, Class A4
4.40%, 03/15/2015	475	484
MBNA Credit Card Master Note Trust
Series 2004-B1, Class B1
4.45%, 08/15/2016	1,100	1,159
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	583	585
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030—144A	5,385	5,593
Series 2011-AA, Class A3
1.27%, 09/15/2015—144A	1,350	1,355
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
0.90%, 10/26/2020 *	1,025	1,017
Railcar Leasing LLC
Series 1, Class A2
7.13%, 01/15/2013—144A Ә	1,390	1,408
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A3
1.27%, 12/16/2013	685	686
USAA Auto Owner Trust
Series 2009-2, Class A4
2.53%, 06/17/2013	855	863
Series 2010-1, Class A3
1.30%, 06/16/2014	201	202
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A4
2.14%, 08/22/2016	1,870	1,889
Series 2011-1, Class A3
1.22%, 06/22/2015	3,250	3,271
World Financial Network Credit Card Master Trust
Series 2009-D, Class A
4.66%, 05/15/2017	1,250	1,289
Series 2010-A, Class A
3.96%, 04/15/2019	4,750	5,137
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 09/15/2013	2,176	2,201

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A3
1.49%, 10/15/2014	$3,750	$3,780
Series 2012-A, Class B
1.49%, 02/15/2018	865	870

Total Asset-Backed Securities (cost $96,036)		97,070

CORPORATE DEBT SECURITIES—36.9%
Aerospace & Defense—0.3%
Lockheed Martin Corp.
2.13%, 09/15/2016	1,320	1,369
Beverages—3.2%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 03/26/2013	4,700	4,747
Bottling Group LLC
6.95%, 03/15/2014 ^	4,210	4,597
Diageo Finance BV
5.50%, 04/01/2013	3,320	3,405
Capital Markets—3.5%
Credit Suisse
5.50%, 05/01/2014	4,230	4,518
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	3,005	3,170
Morgan Stanley
0.76%, 01/09/2014 * ^	6,100	6,018
Chemicals—0.7%
Airgas, Inc.
4.50%, 09/15/2014 ^	2,591	2,758
Commercial Banks—5.3%
Bank of Montreal
1.40%, 09/11/2017	3,460	3,478
Bank of Nova Scotia
1.50%, 01/12/2015 *	3,875	3,931
KFW
1.00%, 01/12/2015	1,250	1,266
PNC Funding Corp.
2.70%, 09/19/2016 ^	4,175	4,451
Wells Fargo Bank NA—Series AI
4.75%, 02/09/2015	5,000	5,407
Westpac Banking Corp.
2.25%, 11/19/2012 ^	2,355	2,361
Consumer Finance—3.7%
American Express Credit Corp.
1.22%, 06/24/2014 * ^	4,345	4,391
2.38%, 03/24/2017 ^	3,305	3,476
Capital One Financial Corp.
2.13%, 07/15/2014	2,195	2,240
HSBC Finance Corp.
6.38%, 11/27/2012	1,750	1,765
John Deere Capital Corp.
5.25%, 10/01/2012	2,875	2,875
Diversified Consumer Services—1.7%
Yale University
2.90%, 10/15/2014	6,250	6,569
Diversified Financial Services—8.1%
Bank of America Corp.
4.90%, 05/01/2013	3,025	3,095

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Citigroup, Inc.
5.50%, 10/15/2014	$4,625	$4,987
CME Group, Inc.
5.40%, 08/01/2013	2,275	2,369
Ford Motor Credit Co. LLC
3.98%, 06/15/2016	1,750	1,845
4.21%, 04/15/2016	2,060	2,183
General Electric Capital Corp.
1.63%, 07/02/2015	7,700	7,834
JPMorgan Chase & Co.
2.00%, 08/15/2017	5,610	5,659
NYSE Euronext
4.80%, 06/28/2013	3,670	3,786
Diversified Telecommunication Services—0.3%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	1,300	1,318
Electric Utilities—1.1%
Hydro-Quebec
2.00%, 06/30/2016	4,160	4,358
Food & Staples Retailing—0.3%
CVS Caremark Corp.
3.25%, 05/18/2015	1,100	1,170
Insurance—3.7%
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	2,465	2,615
Metropolitan Life Global Funding I
2.50%, 09/29/2015—144A	7,285	7,583
5.13%, 06/10/2014—144A	430	461
New York Life Global Funding
5.38%, 09/15/2013—144A	3,745	3,918
Machinery—1.0%
Caterpillar, Inc.
1.38%, 05/27/2014	3,775	3,830
Media—0.7%
Comcast Corp.
5.30%, 01/15/2014	2,600	2,754
Office Electronics—0.8%
Xerox Corp.
8.25%, 05/15/2014	3,005	3,333
Oil, Gas & Consumable Fuels—2.0%
Shell International Finance BV
4.00%, 03/21/2014	4,025	4,233
Total Capital Canada, Ltd.
1.63%, 01/28/2014 ^	1,960	1,991
Total Capital SA
3.00%, 06/24/2015 ^	1,500	1,596
Pharmaceuticals—0.5%
Novartis Capital Corp.
4.13%, 02/10/2014 ^	2,015	2,115

Total Corporate Debt Securities (cost $141,986)		145,825

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

		Value
	Shares	(000’s)
SECURITIES LENDING COLLATERAL—2.5%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	9,759,745	$9,760
Total Securities Lending Collateral (cost $9,760)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—2.5%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $9,868 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.26%, due 05/01/2041, and with a value of $10,069.	$9,868	9,868
Total Repurchase Agreement (cost $9,868)

Total Investment Securities (cost $395,492) P		402,256
Other Assets and Liabilities—Net		(7,814)

Net Assets		$394,442

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

∧	All or a portion of this security is on loan. The value of all securities on loan is $9,558.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,408, or 0.36% of the portfolio’s net assets.
▲	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $395,492. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,475 and $711, respectively. Net unrealized appreciation for tax purposes is $6,764.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $42,471, or 10.77% of the portfolio’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Asset-Backed Securities	$—	$97,070	$—	$97,070
Corporate Debt Securities	—	145,825	—	145,825
Foreign Government Obligations	—	8,974	—	8,974
Mortgage-Backed Securities	—	64,855	—	64,855
Repurchase Agreement	—	9,868	—	9,868
Securities Lending Collateral	9,760	—	—	9,760
U.S. Government Agency Obligations	—	14,008	—	14,008
U.S. Government Obligations	—	51,896	—	51,896

Total	$9,760	$392,496	$—	$402,256

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT OBLIGATIONS—98.1%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	$11,455	$12,446
1.75%, 01/15/2028	10,134	13,121
2.00%, 01/15/2026	3,689	4,847
2.13%, 02/15/2040—02/15/2041	16,755	24,536
2.38%, 01/15/2025—01/15/2027	25,513	34,773
2.50%, 01/15/2029	7,161	10,243
3.38%, 04/15/2032	918	1,525
3.63%, 04/15/2028	10,420	16,539
3.88%, 04/15/2029	11,179	18,558
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016—07/15/2022	88,478	94,816
0.50%, 04/15/2015	18,456	19,390
0.63%, 07/15/2021	7,052	8,073
1.13%, 01/15/2021	4,499	5,326
1.25%, 04/15/2014 ∧ a	9,680	10,064
1.38%, 01/15/2020 g	8,718	10,431
1.63%, 01/15/2015	2,628	2,817
1.88%, 07/15/2013 g	3,911	4,026
1.88%, 07/15/2015—07/15/2019	9,208	10,459
2.00%, 01/15/2014—01/15/2016	14,154	15,119
2.13%, 01/15/2019	5,171	6,346
2.38%, 01/15/2017	3,403	3,991
2.50%, 07/15/2016	8,434	9,793
2.63%, 07/15/2017	614	741

Total U.S. Government Obligations (cost $312,903)		337,980

FOREIGN GOVERNMENT OBLIGATIONS—0.4%
Hellenic Republic Government Bond
10/15/2042	EUR366	$3
2.00%, 02/24/2023—02/24/2042 *	366	90
International Bank for Reconstruction & Development CPI
2.09%, 12/10/2013 *	$315	318
Italy Buoni Poliennali del Tesoro
2.15%, 09/15/2014	EUR615	810

Total Foreign Government Obligations (cost $1,184)		1,221

MORTGAGE-BACKED SECURITY—0.0% ¥
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class A4
4.55%, 12/10/2041	$143	143
Total Mortgage-Backed Security (cost $137)
STRUCTURED NOTES DEBT—0.5%
Consumer Finance—0.3%
SLM Corp.
4.23%, 01/31/2014 *	900	896
Diversified Financial Services—0.2%
Bear Stearns Cos., LLC
5.37%, 03/10/2014 *	649	669

Total Structured Notes Debt (cost $1,501)		1,565

		Value
	Shares	(000’s)
SHORT-TERM INVESTMENT COMPANY—0.2%
Capital Markets—0.2%
BlackRock Provident TempFund 24	707,325	$707
Total Short-Term Investment Company (cost $707)

	Notional
	Amount	Value
	(000’s)	(000’s)
PURCHASED OPTIONS—0.0% ¥
Call Options—0.0% ¥
OTC- USD vs. JPY Ә	$3,575	4
Exercise Price $80.25
Expires 11/02/2012
Counterparty: BOA

OTC- USD vs. JPY Ә	3,565	♦
Exercise Price $100.00
Expires 03/28/2013
Counterparty: CITI
Put Options—0.0% ¥
EUR vs. USD Ә	EUR2,745	60
Exercise Price $1.29
Expires 12/14/2012
OTC- EUR vs. USD Ә	2,745	27
Exercise Price $1.00
Expires 12/27/2012
Counterparty: DUB
30-Year U.S. Treasury Note Future	$17	13
Exercise Price $144.00
Expires 11/23/2012

Total Purchased Options (cost $155)		104

PURCHASED SWAPTIONS—0.2%
Call Options—0.0% ¥
OTC- Call—Interest Rate Swap,
European Style	3,600	18
Expires 11/09/2012
Counterparty: DUB

OTC- Call—Interest Rate Swap,
European Style	3,000	142
Expires 03/06/2013
Counterparty: DUB
Put Options—0.2%
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 2.50%,
European Style	3,200	492
Expires 06/08/2022
Counterparty: DUB

OTC- If exercised the Series receives floating 3 month LIBOR, and pays 2.65%,
European Style	3,000	145
Expires 03/06/2013
Counterparty: DUB

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 3.90%, European Style	$3,600	$6
Expires 09/19/2013
Counterparty: CITI

Total Purchased Swaptions (cost $862)		803

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—3.0%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.31% ▲	10,190,031	10,190
Total Securities Lending Collateral (cost $10,190)

Total Investment Securities (cost $327,639) P		352,713
Other Assets and Liabilities—Net		(8,192)

Net Assets		$344,521

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS—(0.0%) ¥
Call Options—(0.0%) ¥
OTC- Eurostat Eurozone HICP Ex
Tobacco Unrevised Series NSA	EUR (1,070)	$(67)
Index Value $2.50
Expires 4/26/2022
Counterparty: DUB
Put Options—(0.0%) ¥
OTC- EUR vs. USD Ә	(2,745)	(61)
Exercise Price $1.29
Expires 12/14/2012
Counterparty: DUB
OTC- USD vs. JPY Ә	$(3,575)	(7)
Exercise Price $76.25
Expires 11/2/2012
Counterparty: BOA

Total Written Options (premiums: $(162))		(135)

WRITTEN SWAPTIONS: ß p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Call- OTC 10-Year Interest Rate Swap	CITI	3-month USD LIBOR BBA	Receive	2.15%	09/09/2013	$(3,600)	$(81)	$(137)
Call- OTC 5-Year Interest Rate Swap	DUB	3-month USD LIBOR BBA	Receive	1.25	06/27/2014	(4,500)	(47)	(50)
Call- OTC 5-Year Interest Rate Swap	DUB	3-month USD LIBOR BBA	Receive	1.15	07/07/2014	(3,600)	(31)	(31)
Call- OTC 5-Year Interest Rate Swap	BCLY	3-month USD LIBOR BBA	Receive	1.25	08/18/2014	(8,000)	(55)	(85)
Put- OTC 5-Year Interest Rate Swap	DUB	3-month USD LIBOR BBA	Pay	2.25	06/27/2014	(4,500)	(47)	(28)
Put- OTC 5-Year Interest Rate Swap	DUB	3-month USD LIBOR BBA	Pay	2.15	07/07/2014	(3,600)	(44)	(26)
Put- OTC 5-Year Interest Rate Swap	BCLY	3-month USD LIBOR BBA	Pay	2.25	08/18/2014	(8,000)	(120)	(61)
Put- OTC 5-Year Interest Rate Swap	DUB	3-month USD LIBOR BBA	Pay	2.00	09/08/2014	(23,000)	(320)	(239)
Put- OTC 5-Year Interest Rate Swap	DUB	6-month EUR EURIBOR	Pay	4.50	06/08/2022	EUR (3,200)	(150)	(224)

							$(895)	$(881)

CENTRALLY CLEARED SWAP AGREEMENTS:

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Net Unrealized Appreciation (000’s)
3-Month USD-LIBOR	0.42%	08/30/2017	USD	$1,600	$8	$—	$8

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Net Unrealized (Depreciation) (000’s)
3-Month USD-LIBOR	0.44%	08/30/2014	USD	$22,400	$(26)	$—	$(26)

OVER THE COUNTER SWAP AGREEMENTS: ß p

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	0.44%	05/10/2022	DUB	USD	$5,000	$1,244	$284	$960
3-Month USD-LIBOR	0.39	09/18/2042	DUB	USD	300	12	—	12
U.S. CPI Urban Consumers NAS	1.00	10/25/2020	MSC	USD	2,495	(35)	—	(35)
U.S. CPI Urban Consumers NAS	1.00	06/23/2021	DUB	USD	4,345	84	—	84

						$1,305	$284	$1,021

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	0.86%	09/19/2017	DUB	USD	$1,500	$(7)	$—	$(7)
3-Month USD-LIBOR	2.05	02/16/2022	DUB	USD	3,500	(135)	—	(135)
3-Month USD-LIBOR	2.49	07/09/2042	DUB	USD	1,000	25	—	25
3-Month USD-LIBOR	2.51	08/10/2042	DUB	USD	1,000	21	—	21
3-Month USD-LIBOR	2.72	08/21/2042	DUB	USD	1,000	(24)	—	(24)
U.S. CPI Urban Consumers NAS	1.84	10/25/2015	MSC	USD	4,730	109	—	109

						$(11)	$—	$(11)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year U.S. Treasury Note	Long	220	12/19/2012	$179
2-Year U.S. Treasury Note	Long	63	12/31/2012	7
30-Year U.S. Treasury Bond	Short	(156)	12/19/2012	23
5-Year U.S. Treasury Note	Long	62	12/31/2012	54
German Euro Bund	Short	(11)	12/06/2012	(4)
U.K. Long Gilt Bond	Short	(13)	12/27/2012	(22)
Ultra Long U.S. Treasury Bond	Short	(43)	12/19/2012	(98)

				$139

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
EUR	CITI	5,600	10/22/2012	$6,834	$364
EUR	CITI	(6,258)	10/22/2012	(7,672)	(372)
EUR	CITI	700	10/22/2012	895	4
EUR	UBS	(1,630)	11/07/2012	(2,005)	(90)
JPY	JPM	(370,000)	12/04/2012	(4,711)	(33)

					$(127)

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(146)	$—	$(146)
BOA	(3)	—	(3)
CITI	(135)	(726)	(861)
DUB	1,318	132	1,450
JPM	(33)	—	(33)
MSC	74	(70)	4
UBS	(90)	—	(90)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

∧	All or a portion of this security is on loan. The value of all securities on loan is $9,981.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
g	A portion of these securities in the amount of $627 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
a	A portion of this security in the amount of $132 has been segregated as collateral with the broker for open swap contracts and/or written swaptions.
p	Securities with an aggregate market value of $726 has been pledged by the broker as collateral for open swap contracts and/or written swaptions.
Cash in the amount of $113 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
ß	Cash in the amount of $70 has been pledged as collateral by the broker for open swap contracts and/or written swaptions.
¥	Percentage rounds to less than 0.1%.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $23, or 0.01% of the portfolio’s net assets.
▲	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $327,639. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,375 and $301, respectively. Net unrealized appreciation for tax purposes is $25,074.
♦	Amount rounds to less than 1.

DEFINITIONS:

BBA	British Bank Association
BCLY	Barclays Bank PLC
BOA	Bank of America
CITI	Citibank N.A
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
HICP	Harmonized Index of Consumer Prices
JPM	JPMorgan Chase
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley Capital Services
OTC	Over The Counter
UBS	UBS AG

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Foreign Government Obligations	$—	$1,221	$—	$1,221
Mortgage-Backed Security	—	143	—	143
Purchased Options	—	104	—	104
Purchased Swaptions	—	803	—	803
Securities Lending Collateral	10,190	—	—	10,190
Short-Term Investment Company	707	—	—	707
Structured Notes Debt	—	1,565	—	1,565
U.S. Government Obligations	—	337,980	—	337,980

Total	$10,897	$341,816	$—	$352,713

Other Financial Instruments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Written Options	$—	$(135)	$—	$(135)
Written Swaptions	—	(881)	—	(881)

Total	$—	$(1,016)	$—	$(1,016)

Other Financial Instruments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts—Appreciation	$263	$—	$—	$263
Futures Contracts—Depreciation	(124)	—	—	(124)
Forward Foreign Currency Contracts—Appreciation	—	368	—	368
Forward Foreign Currency Contracts—Depreciation	—	(495)	—	(495)
Interest Rate Swaps—Appreciation	—	1,219	—	1,219
Interest Rate Swaps—Depreciation	—	(227)	—	(227)

Total	$139	$865	$—	$1,004

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT OBLIGATIONS—9.0%
U.S. Treasury Bond
2.75%, 08/15/2042 a g ^	$24,204	$23,803
3.00%, 05/15/2042	360	373
3.13%, 02/15/2042	962	1,024
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	4,051	4,402
2.13%, 02/15/2041	6,770	9,945
U.S. Treasury Note
0.25%, 08/31/2014—09/15/2015	34,990	34,934
0.63%, 08/31/2017—09/30/2017	40,525	40,531
1.00%, 08/31/2019 a	11,260	11,232
1.63%, 08/15/2022 ^	10,739	10,727

Total U.S. Government Obligations (cost $135,573)		136,971

U.S. GOVERNMENT AGENCY OBLIGATIONS—43.3%
Fannie Mae
1.71%, 08/01/2037 *	12	13
1.84%, 10/09/2019 ▲	5,460	4,803
2.27%, 01/01/2035 *	53	57
2.28%, 08/01/2034 *	25	27
2.84%, 08/01/2035 *	142	152
3.05%, 03/01/2041 *	1,303	1,367
3.15%, 03/01/2041 *	1,617	1,695
3.30%, 12/01/2040 *	2,777	2,945
3.33%, 06/01/2041 *	2,692	2,853
3.48%, 09/01/2041 *	1,948	2,063
3.50%, 01/01/2027—05/01/2042	39,008	41,877
4.00%, 02/01/2025—06/01/2042	49,280	53,177
4.50%, 02/01/2025—08/01/2041	92,772	100,670
4.63%, 05/01/2013	10,200	10,465
5.00%, 09/01/2033—12/01/2035	20,977	23,035
5.50%, 07/01/2014—08/01/2037	8,856	9,794
6.00%, 02/01/2034—10/01/2040	35,897	40,231
6.50%, 05/01/2040	12,518	14,265
7.00%, 01/01/2015—09/01/2016	75	79
Fannie Mae, TBA
3.00%	9,300	9,817
4.00%	5,000	5,387
4.50%	17,000	18,339
5.00%	4,700	5,124
5.50%	37,600	41,200
Farmer Mac Guaranteed Notes Trust
5.13%, 04/19/2017—144A	900	1,071
Freddie Mac
2.18%, 05/01/2037 *	158	166
2.32%, 02/01/2037—04/01/2037 *	322	344
2.63%, 12/01/2034	34	36
2.87%, 12/25/2021	7,850	8,389
2.87%, 05/01/2037 *	143	151
2.88%, 09/01/2035 *	3,203	3,434
3.02%, 02/01/2041 *	2,129	2,235
3.97%, 01/25/2021 *	3,740	4,319
5.00%, 03/01/2038	17,849	19,395
5.48%, 01/01/2038 *	515	552
5.50%, 06/15/2015—01/01/2040	2,395	2,505
5.63%, 06/13/2016	9,195	10,752
5.97%, 09/01/2037 *	88	96
6.00%, 09/01/2013—05/01/2031	1,481	1,653

	Principal		Value
	(000’s)		(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, IO
1.70%, 12/25/2018 *		$10,269	$833
1.92%, 05/25/2019 *		8,005	783
Freddie Mac, TBA
3.50%		36,365	38,990
4.00%		13,000	13,955
4.50%		40,700	43,758
FREMF Mortgage Trust
4.16%, 11/25/2044— 144A *		680	652
Ginnie Mae
4.00%, 09/15/2040— 08/15/2042		10,991	12,146
4.50%, 05/20/2040— 02/15/2042		43,967	48,704
6.50%, 12/20/2031		39	45
Ginnie Mae, TBA
4.00%		1,700	1,874
4.50%		5,000	5,489
5.00%		27,500	30,319
Resolution Funding Corp., Interest STRIPS
1.30%, 07/15/2018 ▲		1,200	1,120
1.37%, 10/15/2018 ▲		1,200	1,112
Tennessee Valley Authority
5.25%, 09/15/2039		7,500	9,942
5.98%, 04/01/2036		440	619
U.S. Small Business Administration
4.50%, 02/01/2014		275	283

Total U.S. Government Agency Obligations (cost $642,074)			655,157

FOREIGN GOVERNMENT OBLIGATIONS—5.1%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/2023	EU	R16,032	21,837
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2021		3,318	3,754
2.55%, 09/15/2041		904	877
4.75%, 06/01/2017		14,835	19,681
5.25%, 08/01/2017		3,740	5,078
Poland Government International Bond
5.00%, 03/23/2022		$1,200	1,392
5.13%, 04/21/2021		1,465	1,707
Republic of Brazil
7.13%, 01/20/2037		670	1,010
Republic of Poland
6.38%, 07/15/2019		490	605
Republic of South Africa
5.50%, 03/09/2020		1,185	1,407
Republic of Turkey
5.63%, 03/30/2021		1,275	1,454
7.00%, 03/11/2019		1,010	1,225
Russian Federation
7.50%, 03/31/2030—Reg S		5,669	7,157
South Africa Government International Bond
4.67%, 01/17/2024		1,060	1,190
Turkey Government International Bond
6.25%, 09/26/2022		1,670	1,998
United Mexican States
5.13%, 01/15/2020		3,605	4,308
5.63%, 01/15/2017		1,693	1,979

Total Foreign Government Obligations (cost $73,834)			76,659

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES—14.1%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.06%, 02/25/2035 *	$26	$27
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.41%, 09/25/2046 *	1,115	695
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.65%, 03/20/2035 *	388	383
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
1.97%, 11/15/2015—144A *	6,424	6,417
Series 2010-UB4, Class A4A
5.04%, 12/20/2041—144A *	3,510	3,697
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 *	245	253
Series 2007-3, Class A2
5.89%, 06/10/2049 *	578	578
Series 2007-3, Class A4
5.89%, 06/10/2049 *	4,240	4,866
Series 2007-3, Class AM
5.89%, 06/10/2049 *	1,755	1,860
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 14A1
5.26%, 11/25/2034 *	2,043	1,910
Series 2005-1, Class 4A1
5.25%, 03/25/2035 *	2,107	2,077
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
3.11%, 11/25/2034 *	133	106
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.45%, 12/11/2040 *	610	649
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.43%, 12/25/2046 *	931	170
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	2,050	2,192
Series 2012-LTRT, Class A2
3.40%, 10/05/2030—144A	3,905	4,042
Commercial Mortgage Pass-Through
Certificates, IO
Series 2012-CR1, Class XA
2.45%, 05/15/2045 *	21,068	2,908
Countrywide Alternative Loan Trust
Series 2005-36, Class 2A1A
0.53%, 08/25/2035 *	1,850	1,173
Series 2005-36, Class 3A1
2.79%, 08/25/2035 *	200	142
Series 2005-51, Class 3A3A
0.54%, 11/20/2035 *	1,601	1,028
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	3,982	3,276
Series 2006-OA21, Class A1
0.41%, 03/20/2047 *	4,522	2,712
Series 2007-22, Class 2A16
6.50%, 09/25/2037	6,084	4,588

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust (continued)
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	$2,920	$2,147
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
3.09%, 02/25/2034 *	215	207
Series 2004-23, Class A
2.55%, 11/25/2034 *	119	79
Series 2005-3, Class 1A2
0.51%, 04/25/2035 *	340	255
Series 2006-OA5, Class 2A1
0.42%, 04/25/2036 *	1,854	1,188
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class A5
3.94%, 05/15/2038	11,940	12,071
Series 2004-AR5, Class 7A2
2.93%, 06/25/2034 *	457	460
Credit Suisse Mortgage Capital Certificates
Series 2007-C2, Class A2
5.45%, 01/15/2049 *	108	109
Series 2011-4R, Class 5A1
5.07%, 05/27/2036—144A *	3,879	3,704
DBRR Trust
Series 2011-C32, Class A3A
5.94%, 06/17/2049—144A *	1,500	1,739
Series 2012-EZ1, Class A
0.95%, 09/25/2045—144A	6,870	6,882
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A3
5.24%, 06/26/2035—144A *	1,270	1,247
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027—144A	6,121	6,157
Series 2010-ESHA, Class C
4.86%, 11/05/2027—144A	835	842
Series 2010-ESHA, Class D
5.50%, 11/05/2027—144A	360	363
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8
0.59%, 02/25/2037 *	435	251
GMAC Mortgage Corp., Loan Trust
Series 2003-AR2, Class 1A1
3.63%, 12/19/2033 *	35	35
Series 2005-AR1, Class 3A
3.49%, 03/18/2035 *	127	124
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A3
4.57%, 08/10/2042	5,830	5,873
Series 2006-GG7, Class AJ
6.07%, 07/10/2038 *	1,270	1,128
Series 2007-GG11, Class A4
5.74%, 12/10/2049	870	1,015
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A
4.75%, 07/10/2039	3,175	3,454
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	1,680	1,426
Series 2006-GG8, Class AM
5.59%, 11/10/2039	710	779

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II (continued)
Series 2007-GG10, Class A4
5.98%, 08/10/2045 *	$6,002	$6,873
Series 2012-ALOH, Class A
3.55%, 04/10/2034—144A	4,720	5,098
Series 2012-SHOP, Class A
2.93%, 06/05/2031—144A	1,790	1,883
Series 2012-SHOP, Class C
3.63%, 06/05/2031—144A	820	840
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1
2.76%, 01/25/2035 *	2,541	2,356
Impac CMB Trust
Series 2004-6, Class 1A1
1.02%, 10/25/2034 *	68	59
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 4A1
5.42%, 09/25/2036 *	2,074	1,772
Series 2007-AR7, Class 1A1
4.81%, 09/25/2037 *	666	589
IndyMac Index Mortgage Loan Trust
Series 2005-AR14, Class 2A1A
0.52%, 07/25/2035 *	1,562	1,148
Series 2007-AR15, Class 2A1
4.74%, 08/25/2037 *	1,148	876
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039—144A	1,422	1,468
Series 2004-LN2, Class A2
5.12%, 07/15/2041	5,555	5,908
Series 2006-CB14, Class AM
5.64%, 12/12/2044 *	2,000	2,084
Series 2007-CB18, Class A3
5.45%, 06/12/2047	2,387	2,537
Series 2007-CB20, Class AM
6.09%, 02/12/2051 *	3,940	4,382
Series 2007-LD11, Class ASB
6.00%, 06/15/2049 *	1,772	1,937
Series 2012-CBX, Class A4
3.48%, 06/16/2045	890	968
Series 2012-HSBC, Class D
4.68%, 07/05/2032—144A *	1,000	1,069
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.23%, 06/16/2045 *	9,915	1,157
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.76%, 02/25/2034 *	291	295
Series 2006-A2, Class 5A1
2.77%, 11/25/2033 *	195	199
Series 2006-S2, Class 2A2
5.88%, 06/25/2021	483	468
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	979	907
Series 2007-S1, Class 1A2
5.50%, 03/25/2022	384	382
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3
4.56%, 09/15/2027 *	4,076	4,079
Series 2007-C1, Class AM
5.46%, 02/15/2040	1,300	1,397

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust (continued)
Series 2007-C2, Class A3
5.43%, 02/15/2040	$9,658	$11,047
Series 2007-C6, Class A4
5.86%, 07/15/2040 *	3,845	4,545
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	4,970	5,920
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.84%, 11/25/2035—144A *	858	472
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class 2A1
2.70%, 02/25/2034 *	398	399
Series 2004-A3, Class 4A3
4.98%, 05/25/2034 *	258	263
Series 2005-A3, Class A1
0.49%, 04/25/2035 *	83	72
Series 2005-A4, Class 2A2
2.89%, 07/25/2035 *	406	361
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.86%, 10/25/2028 *	95	91
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-CKSV, Class A2
3.28%, 10/15/2022—144A	1,270	1,302
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class AM
6.08%, 06/11/2049 *	1,980	2,086
Morgan Stanley Capital I, Inc.
Series 1998-WF2, Class G
6.34%, 01/15/2013—144A *	2,410	2,528
Series 2007-IQ15, Class A2
6.04%, 06/11/2049 *	2,162	2,198
Morgan Stanley Capital I, Inc., IO
Series 2012-C4, Class XA
2.89%, 03/15/2045—144A *	18,165	2,651
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2
2.83%, 10/25/2034 *	350	346
Series 2006-3AR, Class 2A3
2.82%, 03/25/2036 *	731	488
Morgan Stanley Re-REMIC Trust
2.00%, 07/27/2049	2,823	2,847
Series 2011-IO, Class A
2.50%, 03/23/2051—144A	3,067	3,092
Nomura Asset Acceptance Corp.
Series 2004-R2, Class A1
6.50%, 10/25/2034—144A *	145	142
Prime Mortgage Trust
Series 2006-DR1, Class 2A2
6.00%, 05/25/2035—144A	769	739
RALI Trust
Series 2007-QO1, Class A1
0.37%, 02/25/2047 *	789	524
Series 2007-QO4, Class A1A
0.41%, 05/25/2047 *	1,534	1,091
RBSCF Trust
Series 2010-RR3, Class WBTA
6.12%, 04/16/2017—144A *	8,050	9,482

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
RBSGC Mortgage Pass-Through Certificates
Series 2007-B, Class 1A4
0.67%, 01/25/2037 *	$761	$399
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025—144A	2,119	2,131
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.81%, 01/25/2035 *	635	566
Series 2005-15, Class 1A1
2.75%, 07/25/2035 *	916	655
Series 2007-3, Class 3A1
5.19%, 04/25/2047 *	2,937	2,277
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.92%, 01/19/2034 *	97	93
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.47%, 12/26/2036—144A *	651	516
WaMu Alternative Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.12%, 05/25/2046 *	2,085	1,277
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2A1A
0.51%, 07/25/2045 *	98	90
Series 2006-AR14, Class 1A3
2.23%, 11/25/2036 *	1,734	1,376
Series 2007-OA6, Class 1A1B
0.96%, 07/25/2047 *	2,064	608
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021—144A	2,844	2,840

Total Mortgage-Backed Securities (cost $211,444)		213,529

ASSET-BACKED SECURITIES—9.5%
321 Henderson Receivables I LLC
Series 2010-1A, Class A
5.56%, 07/15/2059—144A	5,235	5,882
Series 2010-2A, Class A
4.07%, 01/15/2048—144A	1,635	1,714
Series 2010-3A, Class A
3.82%, 12/15/2048—144A	3,342	3,492
AH Mortgage Advance Co., Ltd.
Series SART-3, Class 1A1
2.98%, 03/13/2043—144A	2,555	2,572
AH Mortgage Advance Trust
Series SART-1, Class A1R
2.23%, 05/10/2043—144A	1,565	1,571
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	1,650	1,722
Series 2012-2, Class C
2.64%, 10/10/2017	1,400	1,433
Series 2012-2, Class D
3.38%, 04/09/2018	1,900	1,950
Series 2012-3, Class C
2.42%, 05/08/2018	1,350	1,373
Series 2012-3, Class D
3.03%, 07/09/2018	900	913
Series 2012-4, Class B
1.31%, 11/08/2017	785	786

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2012-4, Class C
1.93%, 08/08/2018	$1,235	$1,236
Series 2012-4, Class D
2.68%, 10/09/2018	450	450
Amortizing Residential Collateral Trust
Series 2002-BC5, Class M1
1.25%, 07/25/2032 *	306	246
CarMax Auto Owner Trust
Series 2012-1, Class B
1.76%, 08/15/2017	855	864
Series 2012-1, Class C
2.20%, 10/16/2017	510	518
Series 2012-1, Class D
3.09%, 08/15/2018	640	647
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A5
5.42%, 05/25/2033 *	1,021	1,075
Chesapeake Funding LLC
Series 2012-1A, Class B
1.83%, 11/07/2023—144A *	1,235	1,238
Series 2012-1A, Class C
2.23%, 11/07/2023—144A *	795	797
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033 *	752	787
Series 2002-2, Class A2
6.03%, 03/01/2033 *	1,112	1,159
Countrywide Home Equity Loan Trust
Series 2006-RES, Class 4Q1B
0.52%, 12/15/2033—144A *	297	201
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020—144A	1,780	1,781
DT Auto Owner Trust
Series 2011-3A, Class C
4.03%, 02/15/2017—144A	1,010	1,025
Series 2012-1A, Class B
2.26%, 10/16/2017—144A	1,360	1,363
Series 2012-1A, Class C
3.38%, 10/16/2017—144A	810	813
Series 2012-1A, Class D
4.94%, 07/16/2018—144A	1,750	1,777
Series 2012-2A, Class B
1.85%, 04/17/2017—144A	260	260
Series 2012-2A, Class D
4.35%, 03/15/2019—144A	650	652
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015—144A	1,260	1,271
Series 2010-5, Class D
2.41%, 09/15/2015—144A	670	678
Series 2011-2, Class C
2.37%, 09/15/2015	1,600	1,605
Series 2011-2, Class D
2.86%, 09/15/2015	1,110	1,113
Series 2012-1, Class C
1.72%, 01/15/2016 *	1,955	1,963
Series 2012-1, Class D
2.32%, 01/15/2016 *	1,830	1,842

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust (continued)
Series 2012-2, Class C
2.86%, 01/15/2019	$455	$467
Series 2012-2, Class D
3.50%, 01/15/2019	815	829
Series 2012-4, Class C
1.39%, 09/15/2016	910	911
Series 2012-4, Class D
2.09%, 09/15/2016	1,595	1,596
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	2,235	2,266
Lehman XS Trust
Series 2007-2N, Class 3A1
0.34%, 02/25/2037 *	♦	♦
Nelnet Student Loan Trust
Series 2006-1, Class A5
0.54%, 08/23/2027 *	2,230	2,116
Series 2008-3, Class A4
2.08%, 11/25/2024 *	2,500	2,625
PFS Financing Corp.
Series 2012-AA, Class A
1.42%, 02/15/2016—144A *	1,970	1,977
RAAC Series
Series 2007-RP4, Class A
0.57%, 06/25/2037—144A *	1,248	683
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 *	1,483	694
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B
1.66%, 08/15/2016—144A	2,035	2,041
Series 2011-S1A, Class C
2.01%, 08/15/2016—144A	1,523	1,528
Series 2011-WO, Class C
3.19%, 10/15/2015—144A	2,490	2,564
Santander Drive Auto Receivables Trust
Series 2010-2, Class C
3.89%, 07/17/2017	4,520	4,694
Series 2011-1, Class D
4.01%, 02/15/2017	2,500	2,555
Series 2011-S1A, Class B
1.48%, 07/15/2013—144A	1,248	1,252
Series 2011-S1A, Class D
3.10%, 03/15/2013—144A	1,154	1,159
Series 2012-1, Class B
2.72%, 05/16/2016	1,000	1,019
Series 2012-1, Class C
3.78%, 11/15/2017	1,345	1,410
Series 2012-2, Class C
3.20%, 02/15/2018	4,455	4,541
Series 2012-2, Class D
3.87%, 02/15/2018	2,740	2,820
Series 2012-3, Class B
1.94%, 12/15/2016	3,285	3,300
Series 2012-3, Class C
3.01%, 04/16/2018	4,475	4,538
Series 2012-3, Class D
3.64%, 05/15/2018	3,685	3,758
Series 2012-4, Class C
2.94%, 12/15/2017	1,400	1,431

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-4, Class D
3.50%, 06/15/2018	$1,890	$1,922
Series 2012-5, Class B
1.56%, 08/15/2018	750	752
Series 2012-5, Class C
2.70%, 08/15/2018	355	360
Series 2012-5, Class D
3.30%, 09/17/2018	300	308
Scholar Funding Trust
Series 2011-A, Class A
1.35%, 10/28/2043—144A *	2,035	1,992
Securitized Asset Backed Receivables LLC
Series 2007-BR3, Class A2B
0.44%, 04/25/2037 *	2,566	1,191
SLC Student Loan Trust
Series 2008-1, Class A4A
1.99%, 12/15/2032 *	400	410
SLM Student Loan Trust
Series 2004-B, Class A2
0.59%, 06/15/2021 *	3,777	3,684
Series 2008-5, Class A4
2.15%, 07/25/2023 *	2,445	2,577
Series 2011-C, Class A2B
4.54%, 10/17/2044—144A	1,540	1,691
Series 2012-A, Class A1
1.62%, 08/15/2025—144A *	1,319	1,334
Series 2012-A, Class A2
3.83%, 01/17/2045—144A	1,385	1,481
Series 2012-B, Class A2
3.48%, 10/15/2030—144A	2,250	2,389
Series 2012-C, Class A1
1.32%, 08/15/2023—144A *	2,844	2,864
Series 2012-C, Class A2
3.31%, 10/15/2046—144A	4,850	5,125
Series 2012-D, Class A2
2.95%, 02/15/2046—144A	5,720	5,945
Structured Asset Securities Corp.
Series 2003-AL2, Class A
3.36%, 01/25/2031—144A	2,504	2,510
Series 2007-TC1, Class A
0.52%, 04/25/2031—144A *	1,492	1,344
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	4,000	4,022

Total Asset-Backed Securities (cost $142,753)		143,444

MUNICIPAL GOVERNMENT OBLIGATIONS—0.3%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	1,670	1,971
5.50%, 06/15/2043	2,000	2,389

Total Municipal Government Obligations (cost $3,618)		4,360

PREFERRED CORPORATE DEB SECURITIES—0.6%
Capital Markets—0.0% ¥
State Street Capital Trust IV
1.39%, 06/15/2037 *	290	215
Commercial Banks—0.3%
Capital One Capital VI
8.88%, 05/15/2040	2,810	2,857
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	2,125	2,130

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services—0.1%
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/01/2012 ‡ Ә Ž §	$1,945	$	¿
ZFS Finance USA Trust V
6.50%, 05/09/2037—144A *	1,067		1,129
Insurance—0.2%
MetLife Capital Trust IV
7.88%, 12/15/2037—144A	2,480		2,926

Total Preferred Corporate Debt Securities (cost $10,934)			9,257

CORPORATE DEBT SECURITIES—30.9%
Aerospace & Defense—0.1%
Sequa Corp.
11.75%, 12/01/2015—144A	1,150		1,208
Auto Components—0.1%
BorgWarner, Inc.
4.63%, 09/15/2020	1,185		1,317
Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022 ^	1,300		1,318
3.75%, 07/15/2042	1,386		1,389
Pernod-Ricard SA
4.45%, 01/15/2022—144A	1,670		1,842
5.50%, 01/15/2042—144A	1,060		1,210
5.75%, 04/07/2021—144A	440		523
Capital Markets—1.0%
Goldman Sachs Group, Inc.
5.75%, 01/24/2022 ^	13,166		15,165
Chemicals—0.4%
CF Industries, Inc.
7.13%, 05/01/2020	4,340		5,447
Commercial Banks—1.6%
ABN Amro Bank NV
6.38%, 04/27/2021—Reg S	380		507
Canadian Imperial Bank of Commerce
2.60%, 07/02/2015—144A	2,420		2,558
Commerzbank AG
6.38%, 03/22/2019 ^	1,000		1,194
Credit Suisse
5.40%, 01/14/2020 ^	328		358
Discover Bank
7.00%, 04/15/2020 ^	330		397
8.70%, 11/18/2019	1,490		1,924
Eksportfinans ASA
5.50%, 05/25/2016 ^	1,770		1,805
Glitnir Banki HF
6.33%, 07/28/2011—144A ‡	290		87
6.69%, 06/15/2016—144A ‡ Ә	800		¿
HSBC Bank Brasil SA—Banco Multiplo
4.00%, 05/11/2016—144A	5,850		6,019
HSBC Bank PLC
3.10%, 05/24/2016—144A	2,900		3,056
KFW
1.38%, 07/15/2013	3,000		3,024
Landsbanki Islands HF
6.10%, 08/25/2011—144A ‡	320		19
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/2017—144A	170		187

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Sparebank 1 Boligkreditt AS
2.30%, 06/30/2017—144A ^	$2,495	$2,604
Commercial Services & Supplies—0.2%
UR Merger Sub Corp.
7.63%, 04/15/2022—144A	3,320	3,635
Consumer Finance—0.2%
SLM Corp.
6.25%, 01/25/2016	2,845	3,087
Containers & Packaging—0.1%
Rock-Tenn Co.
4.00%, 03/01/2023—144A	1,270	1,291
Diversified Financial Services—4.3%
Bank of America Corp.
3.88%, 03/22/2017 ^	2,225	2,394
5.70%, 01/24/2022 ^	8,745	10,272
6.50%, 08/01/2016	1,215	1,405
7.63%, 06/01/2019	1,350	1,686
Bank of America Corp.—Series MTNL
5.65%, 05/01/2018	2,040	2,326
Caisse Centrale Desjardins du Quebec
2.55%, 03/24/2016—144A ^	4,535	4,822
Citigroup, Inc.
4.45%, 01/10/2017	900	989
4.59%, 12/15/2015	9,890	10,730
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	1,740	2,018
General Electric Capital Corp.—Series A
6.88%, 01/10/2039	2,130	2,846
JPMorgan Chase & Co.
3.15%, 07/05/2016	4,256	4,502
3.25%, 09/23/2022 ^	5,085	5,156
4.50%, 01/24/2022	2,080	2,307
JPMorgan Chase Bank NA
6.00%, 07/05/2017 ^	7,750	9,087
6.00%, 10/01/2017	270	320
Kaupthing Bank Hf
7.13%, 05/19/2016—144A ‡ Ә	200	¿
Northern Rock Asset Management PLC
5.63%, 06/22/2017—144A ^	1,335	1,500
Swiss Re Capital I LP
6.85%, 05/25/2016—144A * Ž	2,285	2,325
Diversified Telecommunication Services—0.9%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 ^	1,902	2,054
Level 3 Financing, Inc.
8.13%, 07/01/2019	2,053	2,181
Sprint Capital Corp.
6.88%, 11/15/2028	822	756
Verizon Communications, Inc.
3.50%, 11/01/2021 ^	2,080	2,295
6.10%, 04/15/2018	2,223	2,779
6.40%, 02/15/2038 ^	1,004	1,353
Virgin Media Secured Finance PLC
6.50%, 01/15/2018	2,160	2,365
Electric Utilities—2.4%
Alabama Power Co.
3.95%, 06/01/2021	1,905	2,153
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	468	543
8.88%, 11/15/2018	459	621

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Duke Energy Carolinas LLC
4.25%, 12/15/2041	$1,560	$1,644
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020	6,135	6,902
Florida Power Corp.	—
6.40%, 06/15/2038	1,000	1,376
Georgia Power Co.
3.00%, 04/15/2016 ^	3,370	3,614
Hydro-Quebec
8.05%, 07/07/2024	8,200	12,147
8.40%, 01/15/2022	3,065	4,420
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	1,025	1,315
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015—144A	1,050	1,100
Energy Equipment & Services—1.3%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	3,355	3,980
Ensco PLC
3.25%, 03/15/2016	700	747
Pride International, Inc.
6.88%, 08/15/2020	995	1,260
Transocean, Inc.
2.50%, 10/15/2017	1,960	1,971
3.80%, 10/15/2022 ^	2,449	2,462
5.05%, 12/15/2016	3,600	4,023
6.00%, 03/15/2018	4,930	5,756
Food Products—0.6%
Kraft Foods Group, Inc.
3.50%, 06/06/2022—144A ^	3,777	3,991
5.00%, 06/04/2042—144A	1,582	1,765
Kraft Foods, Inc.
6.50%, 08/11/2017—02/09/2040	3,112	4,075
Health Care Equipment & Supplies—0.4%
Boston Scientific Corp.
6.25%, 11/15/2015	5,230	5,931
Health Care Providers & Services—0.7%
Coventry Health Care, Inc.
5.45%, 06/15/2021	1,337	1,565
HCA, Inc.
7.25%, 09/15/2020	4,395	4,923
Tenet Healthcare Corp.
6.25%, 11/01/2018 ^	2,010	2,216
8.88%, 07/01/2019	1,415	1,599
UnitedHealth Group, Inc.
3.38%, 11/15/2021	665	709
WellPoint, Inc.
3.30%, 01/15/2023	283	286
Hotels, Restaurants & Leisure—0.2%
Wyndham Worldwide Corp.
4.25%, 03/01/2022	2,815	2,893
Household Products—0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88%, 02/15/2021	2,320	2,448
7.88%, 08/15/2019	2,595	2,802
Independent Power Producers & Energy Traders—0.1%
Exelon Generation Co. LLC
4.25%, 06/15/2022—144A ^	821	869

	Principal (000’s)	Value (000’s)
Insurance—3.6%
Allianz Finance II BV
5.75%, 07/08/2041 *	$2,400	$3,118
American International Group, Inc.
3.80%, 03/22/2017	3,465	3,727
4.88%, 06/01/2022 ^	4,010	4,519
5.45%, 05/18/2017	1,555	1,773
8.18%, 05/15/2058 *	805	985
AXA SA
5.25%, 04/16/2040 *	1,800	2,118
ING Verzekeringen NV
2.09%, 06/21/2021 *	380	469
Lincoln National Corp.
7.00%, 06/15/2040	1,450	1,807
Manulife Financial Corp.
3.40%, 09/17/2015	3,480	3,644
Metropolitan Life Global Funding I
2.50%, 01/11/2013—144A	17,330	17,424
Muenchener Rueckversicherungs AG
6.00%, 05/26/2041 *	1,400	1,944
Prudential Financial, Inc.
4.50%, 11/15/2020 ^	1,000	1,112
4.75%, 09/17/2015 ^	3,595	3,959
5.38%, 06/21/2020 ^	1,500	1,734
5.88%, 09/15/2042 *	2,712	2,780
7.38%, 06/15/2019 ^	1,630	2,061
XL Group PLC
6.50%, 04/15/2017 * Ž ^	1,585	1,458
Media—3.1%
CBS Corp.
4.63%, 05/15/2018	670	763
5.75%, 04/15/2020	1,060	1,274
8.88%, 05/15/2019	1,460	1,957
CCH II LLC
13.50%, 11/30/2016	5,880	6,380
Clear Channel Worldwide Holdings, Inc.—Series B
9.25%, 12/15/2017	2,860	3,082
Comcast Corp.
4.65%, 07/15/2042 ^	4,715	5,043
5.88%, 02/15/2018	2,709	3,296
COX Communications, Inc.
8.38%, 03/01/2039—144A	3,525	5,367
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.15%, 03/15/2042	840	855
6.38%, 03/01/2041	1,010	1,182
NBCUniversal Media LLC
2.88%, 01/15/2023	1,210	1,208
4.38%, 04/01/2021	575	652
5.15%, 04/30/2020 ^	5,746	6,809
News America, Inc.
7.63%, 11/30/2028	1,070	1,376
Time Warner Cable, Inc.
4.50%, 09/15/2042	4,628	4,615
5.50%, 09/01/2041 ^	1,465	1,658
Time Warner, Inc.
4.70%, 01/15/2021	950	1,091
Metals & Mining—0.2%
Novelis, Inc.
8.75%, 12/15/2020	2,735	3,029
Old AII, Inc.
9.00%, 12/15/2014 ‡ Ώ Ә	560	♦

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Multiline Retail—0.6%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	$3,455	$4,034
7.45%, 07/15/2017	3,474	4,295
Multi-Utilities—0.6%
Dominion Resources, Inc.
1.95%, 08/15/2016	2,650	2,739
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037	4,565	5,721
Oil, Gas & Consumable Fuels—4.4%
Anadarko Petroleum Corp.
5.95%, 09/15/2016 ^	5,445	6,308
6.38%, 09/15/2017	3,763	4,537
BP Capital Markets PLC
3.13%, 10/01/2015	1,370	1,463
CONSOL Energy, Inc.
8.25%, 04/01/2020 ^	365	382
Energy Transfer Partners, LP
6.50%, 02/01/2042 ^	3,730	4,304
Enterprise Products Operating LLC
6.30%, 09/15/2017	4,150	5,048
EOG Resources, Inc.
2.63%, 03/15/2023 ^	2,129	2,152
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	2,150	2,588
Laredo Petroleum, Inc.
7.38%, 05/01/2022	1,370	1,480
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019—144A	2,820	2,806
MEG Energy Corp.
6.38%, 01/30/2023—144A	740	790
6.50%, 03/15/2021—144A	4,030	4,312
Nexen, Inc.
6.40%, 05/15/2037	2,500	3,174
OGX Austria GmbH
8.50%, 06/01/2018—144A ^	635	572
Peabody Energy Corp.
6.25%, 11/15/2021—144A ^	1,715	1,706
Petrobras International Finance Co.
3.88%, 01/27/2016	5,825	6,161
5.75%, 01/20/2020	7,340	8,365
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	387	520
Range Resources Corp.
5.75%, 06/01/2021	450	484
7.25%, 05/01/2018	3,480	3,680
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049—144A §	125	6
Valero Energy Corp.
6.63%, 06/15/2037 ^	1,409	1,701
Western Gas Partners, LP
4.00%, 07/01/2022 ^	1,380	1,439
5.38%, 06/01/2021	2,641	3,002
Williams Cos., Inc.
7.88%, 09/01/2021	675	885
Paper & Forest Products—0.4%
International Paper Co.
4.75%, 02/15/2022 ^	2,600	2,952
6.00%, 11/15/2041 ^	2,720	3,315

	Principal (000’s)	Value (000’s)
Pharmaceuticals—0.4%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 ^	$850	$921
Teva Pharmaceutical Finance II BV
3.00%, 06/15/2015	2,330	2,477
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	2,050	2,222
Real Estate Investment Trusts—0.3%
Ventas Realty, LP
4.75%, 06/01/2021	1,155	1,269
Vornado Realty, LP
5.00%, 01/15/2022 ^	3,475	3,846
Real Estate Management & Development—0.1%
Realogy Corp.
7.88%, 02/15/2019—144A ^	2,020	2,121
Road & Rail—0.1%
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022 ^	510	528
4.38%, 09/01/2042 ^	1,033	1,093
Software—0.1%
First Data Corp.
7.38%, 06/15/2019—144A	1,060	1,093
8.25%, 01/15/2021—144A	165	165
Specialty Retail—0.1%
QVC, Inc.
7.50%, 10/01/2019—144A	1,730	1,914
Wireless Telecommunication Services—1.6%
America Movil SAB de CV
2.38%, 09/08/2016	3,420	3,559
3.13%, 07/16/2022	1,476	1,521
4.38%, 07/16/2042 ^	1,321	1,370
Cricket Communications, Inc.
7.75%, 05/15/2016	2,093	2,208
Crown Castle Towers LLC
6.11%, 01/15/2020—144A	7,340	8,840
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 ^	117	126
SBA Tower Trust
5.10%, 04/17/2017—144A	1,570	1,750
Sprint Nextel Corp.
9.00%, 11/15/2018—144A	3,570	4,284

Total Corporate Debt Securities (cost $439,415)		468,242

STRUCTURED NOTES DEBT—0.6%
Diversified Financial Services—0.6%
Tiers Trust
2.19%, 05/12/2014—144A *	8,704	8,704
Total Structured Notes Debt (cost $8,706)

	Shares	Value (000’s)
PREFERRED STOCKS—0.1%
Consumer Finance—0.0% ¥
Ally Financial, Inc., 7.00%—144A	341	319
Diversified Financial Services—0.1%
Citigroup Capital XIII, 7.88% *	63,052	1,756
U.S. Government Agency Obligation—0.0% ¥
Fannie Mae, 0.00% * ‡	1,300	1
Fannie Mae, 8.25% * ‡	81,175	71
Freddie Mac, 8.38% * ‡	93,300	79

Total Preferred Stocks (cost $3,819)		2,226

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
SHORT-TERM INVESTMENT COMPANY—1.6%
Capital Markets—1.6%
BlackRock Provident TempFund 24	23,517,880	$23,518
Total Short-Term Investment Company (cost $23,518)

WARRANT—0.0% ¥
Oil, Gas & Consumable Fuels—0.0% ¥
SemGroup Corp. ‡ ^
Expiration: 11/30/2014
Exercise Price: $25.00	340	4
Total Warrant (cost $♦)

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTION—0.0% ¥
Call Options—0.0% ¥
Eurodollar, Mid-Curve 3-Year Future	$1,630	424
Exercise Price $98.88
Expires 11/16/2012
Total Purchased Option (cost $146)

PURCHASED SWAPTIONS—0.1%
Call Options—0.1%
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 2.68%, European Style	4,100	219
Expires 03/11/2013
Counterparty: DUB
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 1.07%, European Style	43,800	416
Expires 07/25/2013
Counterparty: DUB
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 2.25%, European Style	19,600	41
Expires 11/09/2012
Counterparty: BOA
Put Options—0.0% ¥
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 1.07%, European Style	43,800	364
Expires 07/25/2013
Counterparty: DUB
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 2.13%, European Style	25,000	1
Expires 03/21/2013
Counterparty: DUB

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 2.68%, European Style	$4,100	$197
Expires 03/11/2013
Counterparty: CITI
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 4.50%, European Style	8,700	263
Expires 03/20/2017
Counterparty: DUB

Total Purchased Swaptions (cost $2,481)		1,501

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—7.0%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	105,561,619	105,562

Total Securities Lending Collateral (cost $105,562)

Total Investment Securities (cost $1,803,877) P		1,849,558
Other Assets and Liabilities—Net		(336,002)

Net Assets		$1,513,556

	Principal (000’s)	Value (000’s)
TBA SHORT COMMITMENTS—(8.7%)
U.S. Government Agency Obligations—(8.7%)
Fannie Mae, TBA
3.50%	$(26,000)	$(27,784)
4.00%	(14,800)	(15,827)
4.50%	(52,300)	(56,606)
6.00%	(4,700)	(5,189)
Ginnie Mae, TBA
4.50%	(24,400)	(26,920)

Total TBA Short Commitments (proceeds $(131,992))		(132,326)

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTION—(0.0%) ¥
Call Options—(0.0%) ¥
Eurodollar, Mid-Curve 3-Year Future	(2,445)	(202)
Exercise Price $99.13
Expires 11/16/2012
Total Written Option (premiums: $(82))

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

WRITTEN SWAPTIONS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Call- OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	3.65%	03/27/2017	$(4,000)	$(286)	$(404)
Call- OTC 5-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Receive	1.25	06/20/2014	(12,000)	(112)	(135)
Call- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.00	07/10/2014	(17,700)	(176)	(98)
Call- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.00	07/11/2014	(21,200)	(148)	(118)
Call- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.00	07/14/2014	(17,700)	(124)	(98)
Call- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.43	07/28/2014	(7,900)	(152)	(125)
Put- OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	6.00	03/20/2017	(17,400)	(416)	(266)
Put- OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	3.65	03/27/2017	(4,000)	(287)	(183)
Put- OTC 5-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	2.25	06/20/2014	(12,000)	(142)	(73)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	2.00	07/10/2014	(17,700)	(176)	(152)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	2.00	07/11/2014	(21,200)	(268)	(183)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	2.00	07/14/2014	(17,700)	(212)	(154)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.43	07/28/2014	(7,900)	(152)	(135)

							$(2,651)	$(2,124)

OVER THE COUNTER SWAP AGREEMENTS: p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 09/30/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (000’s)
MetLife, Inc., 5.00%, 06/15/2015	1.00%	03/20/2017	CITI	182.36	$1,685	$(61)	$(92)	$31
MetLife, Inc., 5.00%, 06/15/2015	1.00	03/20/2017	UBS	182.36	1,190	(43)	(65)	22
MetLife, Inc., 5.00%, 06/15/2015	1.00	03/20/2017	BOA	182.36	1,790	(65)	(97)	32
Spain, 5.00%, 07/30/2017	1.00	03/20/2016	MSC	336.78	8,000	635	390	245
Spain, 5.00%, 07/30/2017	1.00	03/20/2016	DUB	336.78	8,000	635	390	245

						$1,101	$526	$575

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 09/30/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums (Received) (000’s)	Unrealized Appreciation (000’s)
MetLife, Inc., 5.00%, 06/15/2015	1.00%	09/20/2016	MSC	171.33	$1,180	$(34)	$(69)	$35
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	DUB	171.33	1,560	(45)	(104)	59
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	MSC	171.33	1,960	(56)	(128)	72
MetLife, Inc., 5.00%, 06/15/2015	1.00	12/20/2016	CITI	176.83	1,175	(38)	(79)	41
MetLife, Inc., 5.00%, 06/15/2015	1.00	12/20/2016	CITI	176.83	1,225	(40)	(76)	36

						$(213)	$(456)	$243

CREDIT DEFAULT SWAPS ON CREDIT INDICES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums (Received) (000’s)	Unrealized Appreciation (000’s)
CMBX.NA.2.AM	0.50%	03/15/2049	DUB	USD	$2,265	$(220)	$(330)	$110

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): p

CREDIT DEFAULT SWAPS ON CREDIT INDICES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums (Received) (000’s)	Unrealized Appreciation (000’s)
CMBX.NA.3.AAA	0.08%	12/13/2049	MSC	USD	$2,215	$(132)	$(251)	$119
CMBX.NA.4.AAA	0.35	02/17/2051	MSC	USD	2,215	(139)	(260)	121
North America High Yield Index—Series 17, 1.00%	5.00	12/20/2016	CITI	USD	14,400	253	(1,164)	1,417
North America High Yield Index—Series 17, 2.00%	5.00	12/20/2016	DUB	USD	3,120	55	(200)	255

						$37	$(1,875)	$1,912

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	1.20%	08/30/2018	DUB	USD	$5,600	$32	$—	$32
3-Month USD-LIBOR	2.18	10/06/2021	BOA	USD	7,810	(269)	—	(269)

						$(237)	$—	$(237)

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	1.09%	05/09/2017	MSC	USD	$1,900	$(34)	$—	$(34)
3-Month USD-LIBOR	3.27	05/16/2021	DUB	USD	3,650	(537)	—	(537)
3-Month USD-LIBOR	4.02	02/06/2022	UBS	USD	2,100	(449)	(329)	(120)
3-Month USD-LIBOR	1.97	08/20/2022	CITI	USD	5,300	(137)	—	(137)
3-Month USD-LIBOR	1.73	09/27/2022	BOA	USD	1,800	(4)	—	(4)
3-Month USD-LIBOR	2.52	09/04/2042	DUB	USD	4,000	70	—	70

						$(1,091)	$(329)	$(762)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	145	12/17/2012	$531
10-Year U.S. Treasury Note	Short	(374)	12/19/2012	(55)
2-Year U.S. Treasury Note	Long	766	12/31/2012	110
30-Year U.S. Treasury Bond	Short	(28)	12/19/2012	(2)
3-Year Australian Treasury Bond	Short	(465)	12/17/2012	(455)
5-Year U.S. Treasury Note	Long	1,101	12/31/2012	612
90-Day Eurodollar	Long	83	09/14/2015	27
90-Day Eurodollar	Long	83	12/14/2015	33
90-Day Eurodollar	Long	83	03/14/2016	38
90-Day Eurodollar	Long	83	06/13/2016	42
Euro OAT	Long	21	12/06/2012	16
German Euro Bund	Short	(183)	12/06/2012	(202)
German Euro BUXL	Short	(3)	12/06/2012	(2)
Ultra Long U.S. Treasury Bond	Long	6	12/19/2012	(5)

				$688

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
CAD	BNP	(69)	10/17/2012	$(67)	$(3)
EUR	RBS	(5,834)	10/17/2012	(7,499)	♦
EUR	CITI	(17,607)	10/22/2012	(21,586)	(1,044)
EUR	CITI	(693)	10/22/2012	(902)	11
EUR	RBS	6,541	10/22/2012	8,433	(26)
EUR	CITI	(334)	10/22/2012	(430)	♦
EUR	DUB	(5,849)	10/22/2012	(7,574)	56
EUR	RBS	(1,435)	10/22/2012	(1,780)	(64)
EUR	CITI	(6,106)	10/22/2012	(7,635)	(212)
EUR	CITI	(4,012)	10/22/2012	(5,180)	23
EUR	CITI	(319)	10/22/2012	(402)	(8)
EUR	CSFB	(2,635)	10/22/2012	(3,239)	(148)
EUR	RBS	(4,211)	10/22/2012	(5,257)	(155)

					$(1,570)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(208)	$—	$(208)
BNP	(3)	—	(3)
BOA	(1,100)	1,357	257
CITI	(1,056)	(200)	(1,256)
CSFB	(148)	—	(148)
DUB	196	255	451
MSC	240	(150)	90
RBS	(245)	—	(245)
UBS	(492)	823	331

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $103,402.
a	A portion of these securities in the amount of $2,405 has been segregated as collateral with the broker for open swap contracts and/or for swaptions.
g	A portion of this security in the amount of $2,531 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
▲	Rate shown reflects the yield at 09/28/2012.
¥	Percentage rounds to less than 0.1%.
In default.
ž	The security has a perpetual maturity. The date shown is the next call date.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is less than $1, or less than 0.01% of the portfolio’s net assets.
‡	Non-income producing security.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
§	Illiquid. Total aggregate market value of illiquid securities is $6, or less than 0.01% of the portfolio’s net assets.
P	Aggregate cost for federal income tax purposes is $1,803,877. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $65,298 and $19,617, respectively. Net unrealized appreciation for tax purposes is $45,681.
♦	Amount rounds to less than 1.
p	Cash in the amount of $350 has been pledged by the broker as collateral with the custodian for open swap contracts and/or swaptions.
Cash in the amount of $696 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the references entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $244,871, or 16.18% of the portfolio’s net assets.
BBA	British Bank Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CITI	Citibank, Inc.
CMBX	Commercial Mortgage-Backed Index
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
IO	Interest Only
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley Capital Services
OJSC	Open Joint Stock Company
OTC	Over The Counter
RBS	Royal Bank of Scotland PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
UBS	UBS Warburg LLC

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2012
Asset-Backed Securities	$—	$143,444	$—	$143,444
Corporate Debt Securities	—	468,242	♦	468,242
Foreign Government Obligations	—	76,659	—	76,659
Mortgage-Backed Securities	—	213,529	—	213,529
Municipal Government Obligations	—	4,360	—	4,360
Preferred Corporate Debt Securities	—	9,257	—	9,257
Preferred Stocks	2,226	—	—	2,226
Purchased Options	—	424	—	424
Purchased Swaptions	—	1,501	—	1,501
Securities Lending Collateral	105,562	—	—	105,562
Short-Term Investment Company	23,518	—	—	23,518
Structured Notes Debt	—	8,704	—	8,704
U.S. Government Agency Obligations	—	655,157	—	655,157
U.S. Government Obligations	—	136,971	—	136,971
Warrant	4	—	—	4

Total	$131,310	$1,718,248	$ ♦	$1,849,558

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable	Value at
TBA Short Commitments	Prices	Inputs	Inputs	09/30/2012
U.S. Government Agency Obligations	$—	$(132,326)	$—	$(132,326)

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	09/30/2012
Written Option	$—	$(202)	$—	$(202)
Written Swaptions	—	(2,124)	—	(2,124)

Total	$—	$(2,326)	$—	$(2,326)

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	09/30/2012
Futures Contracts—Appreciation ntracts—Appreciation	$1,409	$—	$—	$1,409
Futures Contracts—Depreciation	(721)	—	—	(721)
Credit Default Swap—Appreciation	—	2,840	—	2,840
Forward Foreign Currency Contracts—Appreciation	—	90	—	90
Forward Foreign Currency Contracts—Depreciation	—	(1,660)	—	(1,660)
Interest Rate Swaps—Appreciation	—	102	—	102
Interest Rate Swaps—Depreciation	—	(1,101)	—	(1,101)

Total	$688	$271	$—	$959

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 12/31/2011		Purchases	Sales		Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012		Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2012 ƒ
Corporate Debt Securities	$	♦	$—	$(	♦)	$8	$—	$14	$—	$(6)	$	♦	$9

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
Transferred out of Level 3 because of availability of observable inputs.
♦	Amount is less than 1.
Total aggregate market value of Level 3 securities is less than 0.01% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
PREFERRED CORPORATE DEBT SECURITY—0.0% ¥
Hotels, Restaurants & Leisure—0.0% ¥
Fontainebleau Resorts
12.50%, 06/30/2012—144A Ә Ώ ‡	$3,827	$ ♦
Total Preferred Corporate Debt Security (cost $3,759)
CORPORATE DEBT SECURITIES—88.7%
Aerospace & Defense—0.8%
Huntington Ingalls Industries, Inc.
6.88%, 03/15/2018	650	704
7.13%, 03/15/2021	1,465	1,577
TransDigm, Inc.
7.75%, 12/15/2018	3,750	4,144
Air Freight & Logistics—0.3%
Air Medical Group Holdings, Inc.
9.25%, 11/01/2018	2,025	2,207
Auto Components—1.4%
Affinia Group, Inc.
10.75%, 08/15/2016—144A	944	1,023
Allison Transmission, Inc.
7.13%, 05/15/2019—144A	850	912
American Axle & Manufacturing Holdings, Inc.
9.25%, 01/15/2017—144A	1,917	2,142
Continental Rubber of America Corp.
4.50%, 09/15/2019—144A	2,470	2,523
Tomkins LLC / Tomkins, Inc.
9.00%, 10/01/2018	588	656
Tower Automotive Holdings USA LLC
10.63%, 09/01/2017—144A	2,212	2,383
UCI International, Inc.
8.63%, 02/15/2019	905	900
Visteon Corp.
6.75%, 04/15/2019	810	851
Automobiles—0.9%
Chrysler Grou LLC / CG Co.-Issuer, Inc.
8.25%, 06/15/2021	2,815	2,998
Ford Motor Co.
7.45%, 07/16/2031	2,995	3,725
Beverages—0.5%
Constellation Brands, Inc.
4.63%, 03/01/2023	1,350	1,377
6.00%, 05/01/2022	1,240	1,410
Innovation Ventures LLC / Innovation Ventures Finance Corp.
9.50%, 08/15/2019—144A	975	941
Biotechnology—0.4%
STHI Holding Corp.
8.00%, 03/15/2018—144A	1,115	1,187
Warner Chilcott Co. LLC
7.75%, 09/15/2018	2,043	2,181
Building Products—1.0%
Building Materials Corp., of America
6.75%, 05/01/2021—144A	2,185	2,393
Isabelle Acquisition Sub, Inc.
10.00%, 11/15/2018—144A	2,505	2,717
Nortek, Inc.
8.50%, 04/15/2021	670	714
10.00%, 12/01/2018	1,560	1,724
Capital Markets—0.4%
E*TRADE Financial Corp.
12.50%, 11/30/2017 Ώ	3,070	3,488

	Principal	Value
	(000’s)	(000’s)
Chemicals—3.3%
Ashland, Inc.
4.75%, 08/15/2022—144A	$630	$644
Celanese US Holdings LLC
5.88%, 06/15/2021	765	857
6.63%, 10/15/2018	655	717
Chemtura Corp.
7.88%, 09/01/2018	1,520	1,653
Ineos Finance PLC
8.38%, 02/15/2019—144A	3,190	3,357
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75%, 03/01/2019	750	773
LyondellBasell Industries NV
5.00%, 04/15/2019	4,655	4,946
5.75%, 04/15/2024	3,590	4,084
Nufarm Australia, Ltd.
6.38%, 10/15/2019—144A	765	765
PolyOne Corp.
7.38%, 09/15/2020	440	476
Rain CII Carbon LLC / CII Carbon Corp.
8.00%, 12/01/2018—144A	2,040	2,081
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	2,380	2,416
Scotts Miracle-Gro Co.
7.25%, 01/15/2018	460	493
Taminco Global Chemical Corp.
9.75%, 03/31/2020—144A	440	475
Tronox Finance LLC
6.38%, 08/15/2020—144A	2,015	2,035
Commercial Banks—0.3%
CIT Group, Inc.
5.00%, 08/15/2022	385	401
5.25%, 03/15/2018	525	563
5.38%, 05/15/2020	190	206
5.50%, 02/15/2019—144A	865	936
Commercial Services & Supplies—3.0%
ADS Waste Holdings, Inc.
8.25%, 10/01/2020—144A	960	979
ARAMARK Holdings Corp.
8.63%, 05/01/2016—144A Ώ	815	835
Casella Waste Systems, Inc.
7.75%, 02/15/2019	395	387
Clean Harbors, Inc.
5.25%, 08/01/2020—144A	925	953
Covanta Holding Corp.
6.38%, 10/01/2022	1,700	1,848
Emergency Medical Services Corp.
8.13%, 06/01/2019	690	731
Interface, Inc.
7.63%, 12/01/2018	730	792
International Lease Finance Corp.
6.25%, 05/15/2019	1,630	1,752
8.63%, 09/15/2015	200	228
8.75%, 03/15/2017	2,455	2,872
Koppers, Inc.
7.88%, 12/01/2019	550	604
Mead Products LLC / ACCO Brands Corp.
6.75%, 04/30/2020—144A	2,355	2,455
Polymer Group, Inc.
7.75%, 02/01/2019	1,265	1,347
Rural/Metro Corp.
10.13%, 07/15/2019—144A	695	690

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Commercial Services & Supplies (continued)
UR Merger Sub Corp.
7.38%, 05/15/2020—144A	$4,950	$5,322
8.25%, 02/01/2021	290	318
10.25%, 11/15/2019	1,075	1,226
Communications Equipment—1.1%
Avaya, Inc.
7.00%, 04/01/2019—144A	890	828
9.75%, 11/01/2015	3,195	2,836
10.13%, 11/01/2015 Ώ	2,987	2,666
Brocade Communications Systems, Inc.
6.63%, 01/15/2018	565	586
6.88%, 01/15/2020	565	610
CommScope, Inc.
8.25%, 01/15/2019—144A	1,065	1,150
Computers & Peripherals—0.5%
NCR Corp.
5.00%, 07/15/2022—144A	1,145	1,156
Seagate HDD Cayman
7.00%, 11/01/2021	2,720	2,911
Construction Materials—0.0% ¥
RathGibson, Inc.
11.25%, 02/15/2014 Ә ‡	2,145	♦
Consumer Finance—2.0%
Ally Financial, Inc.
4.63%, 06/26/2015	5,840	5,989
5.50%, 02/15/2017	1,700	1,777
6.25%, 12/01/2017	3,830	4,142
8.00%, 12/31/2018—11/01/2031	3,430	3,984
Containers & Packaging—0.7%
Ball Corp.
5.00%, 03/15/2022	1,015	1,063
BWAY Holding Co.
10.00%, 06/15/2018	455	512
Sealed Air Corp.
8.38%, 09/15/2021—144A	3,360	3,763
Distributors—0.4%
HD Supply, Inc.
8.13%, 04/15/2019—144A	695	754
VWR Funding, Inc.
7.25%, 09/15/2017—144A	2,695	2,736
Diversified Consumer Services—3.2%
Education Management LLC
8.75%, 06/01/2014	2,845	2,240
Laureate Education, Inc.
11.00%, 08/15/2015—144A	5,805	5,979
11.25%, 08/15/2015—144A *Ώ	10,035	10,337
12.75%, 08/15/2017—144A	2,690	2,851
ServiceMaster Co.
7.00%, 08/15/2020—144A	2,015	2,065
8.00%, 02/15/2020	1,025	1,087
Stewart Enterprises, Inc.
6.50%, 04/15/2019	440	473
Diversified Financial Services—5.1%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/2016—144A	137	145
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.
8.38%, 02/15/2018—144A	905	941
CEVA Group PLC
8.38%, 12/01/2017—144A	1,845	1,778
11.63%, 10/01/2016—144A	1,715	1,758

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
CNH Capital LLC
6.25%, 11/01/2016—144A	$1,640	$1,781
DPL, Inc.
6.50%, 10/15/2016—144A	1,620	1,778
7.25%, 10/15/2021—144A	4,365	4,977
Ford Motor Credit Co., LLC
5.75%, 02/01/2021	760	851
8.00%, 12/15/2016	3,595	4,298
8.13%, 01/15/2020	2,175	2,733
12.00%, 05/15/2015	1,150	1,426
General Motors Financial Co., Inc.
4.75%, 08/15/2017—144A	1,350	1,384
6.75%, 06/01/2018	1,075	1,196
International Lease Finance Corp.
5.65%, 06/01/2014	1,775	1,859
5.88%, 05/01/2013	550	562
8.25%, 12/15/2020	2,775	3,302
8.63%, 01/15/2022	2,105	2,542
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020—144A	3,535	3,765
Nuveen Investments, Inc.
9.50%, 10/15/2020—144A	2,415	2,403
Serta Simmons Holdings LLC
8.13%, 10/01/2020—144A	1,475	1,464
Diversified Telecommunication Services—4.7%
CenturyLink, Inc.
6.45%, 06/15/2021	2,165	2,443
GCI, Inc.
6.75%, 06/01/2021	550	550
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	2,725	2,916
Intelsat Jackson Holdings SA
7.25%, 10/15/2020—144A	1,895	2,037
Intelsat Luxembourg SA
11.50%, 02/04/2017 Ώ	8,030	8,512
SBA Telecommunications, Inc.
5.75%, 07/15/2020—144A	1,640	1,722
Telesat Canada
12.50%, 11/01/2017	3,065	3,410
UPCB Finance V, Ltd.
7.25%, 11/15/2021—144A	4,730	5,144
UPCB Finance VI, Ltd.
6.88%, 01/15/2022—144A	1,620	1,717
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017—144A Ώ	3,295	2,520
Windstream Corp.
7.50%, 06/01/2022	200	212
7.75%, 10/01/2021	4,775	5,145
8.13%, 09/01/2018	615	664
Electric Utilities—0.6%
Calpine Construction Finance Co., LP / CCFC Finance Corp.
8.00%, 06/01/2016—144A	1,520	1,634
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
6.88%, 08/15/2017—144A	640	662
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
11.50%, 10/01/2020—144A	2,900	2,270

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Electrical Equipment—0.4%
Belden, Inc.
5.50%, 09/01/2022—144A	$900	$920
General Cable Corp.
5.75%, 10/01/2022—144A	1,430	1,452
Polypore International, Inc.
7.50%, 11/15/2017	555	598
Energy Equipment & Services—2.8%
Atwood Oceanics, Inc.
6.50%, 02/01/2020	1,035	1,107
Bristow Group, Inc.
6.25%, 10/15/2022	1,050	1,075
Calfrac Holdings, LP
7.50%, 12/01/2020—144A	690	683
Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.
8.38%, 06/01/2019—144A	460	452
FTS International Services LLC / FTS International Bonds, Inc.
8.13%, 11/15/2018—144A	3,300	3,515
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.50%, 03/01/2020—144A	505	530
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.
5.50%, 02/15/2023	900	943
Oil States International, Inc.
6.50%, 06/01/2019	2,110	2,242
Precision Drilling Corp.
6.50%, 12/15/2021	1,835	1,959
6.63%, 11/15/2020	835	889
Seadrill, Ltd.
5.63%, 09/15/2017—144A	5,020	5,057
SESI LLC
6.38%, 05/01/2019	2,745	2,937
6.88%, 06/01/2014	145	145
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
6.38%, 08/01/2022—144A	525	557
Food & Staples Retailing—0.2%
Pantry, Inc.
8.38%, 08/01/2020—144A	1,385	1,420
Food Products—1.2%
American Seafoods Group LLC
10.75%, 05/15/2016—144A	4,515	4,572
ASG Consolidated LLC / ASG Finance, Inc.
15.00%, 05/15/2017—144A Ώ§	1,695	1,375
Michael Foods Group, Inc.
9.75%, 07/15/2018	1,025	1,143
Pinnacle Foods Finance LLC
9.25%, 04/01/2015	563	576
Smithfield Foods, Inc.
6.63%, 08/15/2022	1,845	1,914
Gas Utilities—0.8%
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75%, 05/20/2020	2,065	2,204
7.00%, 05/20/2022	2,585	2,786
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25%, 08/20/2019	1,220	1,269
Health Care Equipment & Supplies—3.6%
Accellent, Inc.
8.38%, 02/01/2017	2,950	3,031

	Principal (000’s)	Value (000’s)
Health Care Equipment & Supplies (continued)
Alere, Inc.
7.88%, 02/01/2016	$1,815	$1,897
American Renal Holdings Co., Inc.
8.38%, 05/15/2018	435	459
Bausch & Lomb, Inc.
9.88%, 11/01/2015	1,485	1,528
Biomet, Inc.
6.50%, 08/01/2020—10/01/2020—144A	2,745	2,808
10.00%, 10/15/2017	200	211
ConvaTec Healthcare E SA
10.50%, 12/15/2018—144A	4,905	5,321
DJO Finance LLC / DJO Finance Corp.
8.75%, 03/15/2018—144A	1,245	1,324
9.88%, 04/15/2018—144A	770	760
Hologic, Inc.
6.25%, 08/01/2020—144A	4,430	4,696
Kinetic Concepts, Inc. / KCI USA, Inc.
10.50%, 11/01/2018—144A	3,095	3,273
12.50%, 11/01/2019—144A	1,525	1,434
Physio-Control International, Inc.
9.88%, 01/15/2019—144A	1,300	1,424
Teleflex, Inc.
6.88%, 06/01/2019	435	468
Health Care Providers & Services—3.7%
CDRT Holding Corp.
9.25%, 10/01/2017—144A	1,480	1,428
CHS/Community Health Systems, Inc.
5.13%, 08/15/2018	2,230	2,314
7.13%, 07/15/2020	2,295	2,448
DaVita, Inc.
5.75%, 08/15/2022	3,990	4,149
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019—144A	1,300	1,385
5.88%, 01/31/2022—144A	1,085	1,161
GCB U.S. Oncology, Inc. (Escrow Shares)
08/15/2017	1,110	17
HCA Holdings, Inc.
7.75%, 05/15/2021	630	687
HCA, Inc.
6.50%, 02/15/2020	2,380	2,648
7.50%, 02/15/2022	3,410	3,862
9.88%, 02/15/2017	372	400
INC Research LLC
11.50%, 07/15/2019—144A	970	975
MultiPlan, Inc.
9.88%, 09/01/2018—144A	2,885	3,188
PSS World Medical, Inc.
6.38%, 03/01/2022	1,115	1,186
ResCare, Inc.
10.75%, 01/15/2019	1,975	2,192
United Surgical Partners International, Inc.
9.00%, 04/01/2020—144A	1,180	1,280
Hotels, Restaurants & Leisure—7.1%
Buffalo Thunder Development Authority
9.38%, 12/15/2014—144A ‡	3,095	1,114
Caesars Entertainment Operating Co., Inc.
5.38%, 12/15/2013	535	514
5.63%, 06/01/2015	6,100	5,018
8.50%, 02/15/2020—144A	3,195	3,195
10.00%, 12/15/2015	1,355	1,182
11.25%, 06/01/2017	2,045	2,198
12.75%, 04/15/2018	1,310	969

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Hotels, Restaurants & Leisure (continued)
Carlson Wagonlit BV
6.88%, 06/15/2019—144A	$1,340	$1,407
Cinemark USA, Inc.
7.38%, 06/15/2021	540	601
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015—144A ‡	5,645	4
Greektown Holdings LLC (Escrow Shares)
10.75%, 12/01/2013—144A Ә	1,495	♦
Inn of the Mountain Gods Resort & Casino
8.75%, 11/30/2020—144A §	386	380
MCE Finance, Ltd.
10.25%, 05/15/2018	1,725	1,954
MGM Resorts International
5.88%, 02/27/2014	945	983
7.75%, 03/15/2022	2,455	2,565
9.00%, 03/15/2020	555	620
10.38%, 05/15/2014	1,175	1,322
11.13%, 11/15/2017	1,215	1,344
Mohegan Tribal Gaming Authority
10.50%, 12/15/2016—144A	1,550	1,411
11.00%, 09/15/2018—144A	4,100	2,870
11.50%, 11/01/2017—144A §	1,385	1,461
National CineMedia LLC
6.00%, 04/15/2022—144A	1,045	1,102
NCL Corp., Ltd.
9.50%, 11/15/2018	2,175	2,409
11.75%, 11/15/2016	2,135	2,461
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc.
10.50%, 01/15/2020	2,725	3,134
Peninsula Gaming LLC
8.38%, 08/15/2015	990	1,035
10.75%, 08/15/2017	2,400	2,712
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013	365	384
7.25%, 06/15/2016—03/15/2018	970	1,086
Ruby Tuesday, Inc.
7.63%, 05/15/2020—144A	2,370	2,275
Seven Seas Cruises S de RL, LLC
9.13%, 05/15/2019	2,700	2,808
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance Corp.
8.63%, 04/15/2016—144A	595	638
Tunica-Biloxi Gaming Authority
9.00%, 11/15/2015—144A §	2,435	2,167
Vail Resorts, Inc.
6.50%, 05/01/2019	555	604
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2014—144A Ә§	1,955	1,059
Wynn Las Vegas LLC
7.75%, 08/15/2020	1,435	1,596
Household Durables—0.1%
Libbey Glass, Inc.
6.88%, 05/15/2020—144A	670	720
Household Products—1.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88%, 02/15/2021	3,150	3,322

	Principal (000’s)	Value (000’s)
Household Products (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (continued)
7.13%, 04/15/2019	$1,885	$1,989
7.88%, 08/15/2019	985	1,064
9.00%, 04/15/2019	670	683
9.88%, 08/15/2019	2,410	2,564
Spectrum Brands, Inc.
6.75%, 03/15/2020—144A	1,345	1,389
9.50%, 06/15/2018—144A	870	981
Independent Power Producers & Energy Traders—1.5%
Calpine Corp.
7.50%, 02/15/2021—144A	5,090	5,497
Edison Mission Energy
7.50%, 06/15/2013	2,750	1,513
NRG Energy, Inc.
7.88%, 05/15/2021	1,665	1,811
8.25%, 09/01/2020	2,960	3,226
Industrial Conglomerates—0.3%
Amsted Industries, Inc.
8.13%, 03/15/2018—144A	2,360	2,549
Insurance—0.3%
Alliant Holdings I, Inc.
11.00%, 05/01/2015—144A	1,325	1,365
Hub International, Ltd.
8.13%, 10/15/2018—144A	1,300	1,316
Internet Software & Services—0.2%
Equinix, Inc.
7.00%, 07/15/2021	1,100	1,232
IT Services—0.5%
Alliance Data Systems Corp.
6.38%, 04/01/2020—144A	1,000	1,080
Fidelity National Information Services, Inc.
7.63%, 07/15/2017	1,095	1,199
Lender Processing Services, Inc.
5.75%, 04/15/2023	1,425	1,425
Life Sciences Tools & Services—0.7%
Jaguar Holding Co. II / Jaguar Merger Sub, Inc.
9.50%, 12/01/2019—144A	4,070	4,568
Patheon, Inc.
8.63%, 04/15/2017—144A	975	990
Machinery—0.6%
American Railcar Industries, Inc.
7.50%, 03/01/2014	636	646
JMC Steel Group
8.25%, 03/15/2018—144A	1,535	1,566
Meritor, Inc.
10.63%, 03/15/2018	1,690	1,782
SPL Logistics Escrow LLC / SPL Logistics Finance Corp.
8.88%, 08/01/2020—144A	875	936
Media—4.9%
Adelphia Communications Corp. (Escrow Certificates)
9.25%, 10/01/2049	1,305	10
10.25%, 06/15/2049— 11/01/2049	1,460	11
AMC Entertainment, Inc.
8.75%, 06/01/2019	535	590
AMC Networks, Inc.
7.75%, 07/15/2021	890	1,006
Cablevision Systems Corp.
7.75%, 04/15/2018	805	892

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Media (continued)
Catalina Marketing Corp.
10.50%, 10/01/2015—144A Ώ	$2,384	$2,396
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	3,580	3,598
7.00%, 01/15/2019	1,140	1,234
7.88%, 04/30/2018	1,125	1,218
8.13%, 04/30/2020	100	113
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	385	370
Crown Media Holdings, Inc.
10.50%, 07/15/2019	770	862
CSC Holdings LLC
6.75%, 11/15/2021—144A	185	204
LBI Media, Inc.
9.25%, 04/15/2019—144A	1,490	1,401
MDC Partners, Inc.
11.00%, 11/01/2016	2,240	2,442
MediaCom LLC
9.13%, 08/15/2019	935	1,033
NAI Entertainment Holdings LLC
8.25%, 12/15/2017—144A	621	692
National CineMedia LLC
7.88%, 07/15/2021	3,010	3,281
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/2020—144A	2,385	2,370
11.50%, 05/01/2016	798	892
11.63%, 02/01/2014	644	726
Regal Cinemas Corp.
8.63%, 07/15/2019	1,330	1,476
Regal Entertainment Group
9.13%, 08/15/2018	1,340	1,497
Sirius XM Radio, Inc.
8.75%, 04/01/2015—144A	1,390	1,581
Sitel LLC
11.50%, 04/01/2018	680	493
Starz LLC / Starz Finance Corp.
5.00%, 09/15/2019—144A	1,250	1,278
WMG Acquisition Corp.
9.50%, 06/15/2016—06/15/2016	3,355	3,659
11.50%, 10/01/2018	2,995	3,369
Metals & Mining—2.1%
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015—144A	3,875	3,855
IAMGOLD Corp.
6.75%, 10/01/2020—144A	2,425	2,377
KGHM International, Ltd.
7.75%, 06/15/2019—144A	2,985	3,075
Molycorp, Inc.
10.00%, 06/01/2020—144A	1,980	1,960
New Gold, Inc.
7.00%, 04/15/2020—144A	770	816
Novelis, Inc.
8.38%, 12/15/2017	1,145	1,251
8.75%, 12/15/2020	2,205	2,442
SunCoke Energy, Inc.
7.63%, 08/01/2019	1,085	1,101
Multiline Retail—0.1%
Dollar General Corp.
4.13%, 07/15/2017	650	679

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels—10.1%
Berry Petroleum Co.
6.38%, 09/15/2022	$2,745	$2,896
Chesapeake Oilfield Operating LLC /Chesapeake Oilfield Finance, Inc.
6.63%, 11/15/2019—144A	875	840
Coffeyville Resources LLC
9.00%, 04/01/2015—144A	4,082	4,357
Concho Resources, Inc.
5.50%, 04/01/2023	1,515	1,583
6.50%, 01/15/2022	1,070	1,180
7.00%, 01/15/2021	1,325	1,484
CONSOL Energy, Inc.
8.00%, 04/01/2017	1,335	1,395
Continental Resources, Inc.
5.00%, 09/15/2022—144A	5,280	5,517
5.00%, 09/15/2022	1,670	1,741
7.13%, 04/01/2021	545	613
Denbury Resources, Inc.
8.25%, 02/15/2020	1,360	1,533
9.75%, 03/01/2016	3,875	4,165
EP Energy LLC / EP Energy Finance, Inc.
6.88%, 05/01/2019—144A	3,385	3,622
9.38%, 05/01/2020—144A	2,490	2,714
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 09/01/2022—144A	680	694
Forest Oil Corp.
7.50%, 09/15/2020—144A	1,910	1,896
Frontier Oil Corp.
6.88%, 11/15/2018	445	474
Halcon Resources Corp.
9.75%, 07/15/2020—144A	1,845	1,887
Harvest Operations Corp.
6.88%, 10/01/2017	645	706
HollyFrontier Corp.
9.88%, 06/15/2017	1,510	1,655
Kodiak Oil & Gas Corp.
8.13%, 12/01/2019—144A	3,020	3,201
Laredo Petroleum, Inc.
7.38%, 05/01/2022	1,645	1,777
MEG Energy Corp.
6.38%, 01/30/2023—144A	1,870	1,996
Newfield Exploration Co.
5.63%, 07/01/2024	2,265	2,514
Oasis Petroleum, Inc.
6.50%, 11/01/2021	755	797
6.88%, 01/15/2023	2,510	2,667
OGX Austria GmbH
8.50%, 06/01/2018—144A	2,145	1,931
PBF Holding Co. LLC / PBF Finance Corp.
8.25%, 02/15/2020—144A	100	105
PDC Energy, Inc.
12.00%, 02/15/2018	1,170	1,275
Peabody Energy Corp.
6.00%, 11/15/2018—144A	3,815	3,815
6.25%, 11/15/2021—144A	3,270	3,254
Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp. II
8.38%, 06/01/2020—144A	950	981
PetroBakken Energy, Ltd.
8.63%, 02/01/2020—144A	1,415	1,472

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.
5.25%, 05/01/2023	$1,455	$1,488
Range Resources Corp.
6.75%, 08/01/2020	1,320	1,452
Rosetta Resources, Inc.
9.50%, 04/15/2018	825	912
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049—144A	2,985	134
SM Energy Co.
6.50%, 01/01/2023—144A	1,445	1,517
Tesoro Corp.
5.38%, 10/01/2022	1,905	1,962
Venoco, Inc.
8.88%, 02/15/2019	2,995	2,606
11.50%, 10/01/2017	430	443
WPX Energy, Inc.
5.25%, 01/15/2017	615	664
6.00%, 01/15/2022	2,725	2,929
Paper & Forest Products—0.7%
Boise Paper Holdings LLC
8.00%, 04/01/2020	445	488
9.00%, 11/01/2017	1,835	2,020
Domtar Corp.
10.75%, 06/01/2017	1,540	2,004
Smurfit Kappa Acquisitions
4.88%, 09/15/2018—144A	1,090	1,076
Personal Products—0.3%
Revlon Consumer Products Corp.
9.75%, 11/15/2015	2,150	2,274
Pharmaceuticals—1.1%
Elan Finance PLC / Elan Finance Corp.
6.25%, 10/15/2019—144A	1,415	1,426
Endo Health Solutions, Inc.
7.00%, 07/15/2019—12/15/2020	2,030	2,187
7.25%, 01/15/2022	450	486
Valeant Pharmaceuticals International
6.38%, 10/15/2020—144A	1,940	1,979
VPI Escrow Corp.
6.38%, 10/15/2020—144A	2,425	2,473
Professional Services—0.9%
TransUnion Holding Co., Inc.
9.63%, 06/15/2018—144A	3,195	3,483
TransUnion LLC / TransUnion Financing Corp.
11.38%, 06/15/2018	3,035	3,573
Real Estate Investment Trusts—0.3%
American Tower Corp.
5.05%, 09/01/2020	1,790	1,998
Real Estate Management & Development—0.7%
CBRE Services, Inc.
6.63%, 10/15/2020	2,470	2,698
11.63%, 06/15/2017	2,250	2,520
Road & Rail—0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.75%, 03/15/2020	2,165	2,473
Hertz Corp.
7.50%, 10/15/2018	735	794
Kansas City Southern de Mexico SA de CV
6.13%, 06/15/2021	600	674
Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc.
7.75%, 08/01/2020	205	208

	Principal (000’s)	Value (000’s)
Semiconductors & Semiconductor Equipment (continued)
Amkor Technology, Inc.
6.38%, 10/01/2022—144A	$270	$266
Software—1.3%
First Data Corp.
7.38%, 06/15/2019—144A	2,535	2,614
Infor US, Inc.
9.38%, 04/01/2019—144A	1,605	1,782
Nuance Communications, Inc.
5.38%, 08/15/2020—144A	735	759
SSI Investments II, Ltd. / SSI Co.—Issuer LLC
11.13%, 06/01/2018	4,375	4,943
Specialty Retail—4.9%
Academy, Ltd.
9.25%, 08/01/2019—144A	2,170	2,384
Claire’s Stores, Inc.
9.00%, 03/15/2019—144A	1,290	1,338
Express LLC
8.75%, 03/01/2018	5,145	5,634
J Crew Group, Inc.
8.13%, 03/01/2019	1,385	1,451
Ltd. Brands, Inc.
5.63%, 02/15/2022	3,365	3,626
6.63%, 04/01/2021	4,135	4,693
8.50%, 06/15/2019	2,650	3,193
Michaels Stores, Inc.
7.75%, 11/01/2018—144A	955	1,022
7.75%, 11/01/2018	495	531
11.38%, 11/01/2016	1,010	1,058
Party City Holdings, Inc.
8.88%, 08/01/2020—144A	2,320	2,471
Penske Automotive Group, Inc.
5.75%, 10/01/2022—144A	485	497
Petco Animal Supplies, Inc.
9.25%, 12/01/2018—144A	3,325	3,691
Sally Holdings LLC / Sally Capital, Inc.
5.75%, 06/01/2022	4,135	4,404
6.88%, 11/15/2019	260	289
Toys “R” Us—Delaware, Inc.
7.38%, 09/01/2016—144A	2,350	2,391
Textiles, Apparel & Luxury Goods—0.5%
PVH Corp.
7.75%, 11/15/2023	2,795	3,252
Wolverine World Wide, Inc.
6.13%, 10/15/2020—144A	765	788
Trading Companies & Distributors—0.2%
Aircastle, Ltd.
6.75%, 04/15/2017	970	1,045
7.63%, 04/15/2020	485	537
Wireless Telecommunication Services—3.9%
Digicel Group, Ltd.
10.50%, 04/15/2018—144A	1,045	1,136
Digicel, Ltd.
8.25%, 09/01/2017—144A	2,705	2,921
iPCS, Inc.
3.70%, 05/01/2014 *	880	873
Nextel Communications, Inc.—Series D
7.38%, 08/01/2015	1,306	1,311
SBA Communications Corp.
5.63%, 10/01/2019—144A	1,905	1,938
SBA Telecommunications, Inc.
8.25%, 08/15/2019	429	479

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp.
6.00%, 12/01/2016	$5,345	$5,506
7.00%, 08/15/2020	1,360	1,414
8.38%, 08/15/2017	5,265	5,858
9.00%, 11/15/2018—144A	7,165	8,599
9.13%, 03/01/2017	995	1,127

Total Corporate Debt Securities (cost $673,819)		701,108

STRUCTURED NOTES DEBT—0.4%
Media—0.4%
Catalina Marketing Corp.
11.63%, 10/01/2017—144A * §	2,828	2,729
LBI Media Holdings, Inc.
11.00%, 10/15/2013 *	360	99

Total Structured Notes Debt (cost $3,189)		2,828

CONVERTIBLE BONDS—0.0% ¥

Independent Power Producers & Energy Traders—0.0% ¥
Mirant Corp. (Escrow Certificates)
2.50%, 06/15/2021 Ә	1,220	♦
Media—0.0% ¥
Mood Media Corp.
10.00%, 10/31/2015 Ә	7	8

Total Convertible Bonds (cost $♦)		8

LOAN ASSIGNMENTS—8.0%
Automobiles—0.2%
Chrysler Group LLC, Tranche B
6.00%, 05/24/2017 *	1,383	1,408
Building Products—0.1%
Panolam Industries International, Extended 2nd Lien
11.75%, 02/23/2018 *Ә	895	895
Chemicals—0.7%
Ineos US Finance LLC
6.50%, 05/04/2018 *	3,980	4,015
PL Propylene LLC, Extended Tranche B
7.00%, 03/23/2017 *	1,254	1,260
Commercial Services & Supplies—0.4%
ADS Waste Holdings, Tranche B
—, 09/11/2019 *	3,100	3,118
Diversified Financial Services—0.5%
Alixpartners LLP, 2nd Lien
10.75%, 11/29/2019 *	2,300	2,320
Nuveen Investments, Inc., 2nd Lien
8.25%, 02/28/2019 *	2,000	2,012
Electric Utilities—0.5%
Texas Competitive Electric Holdings Co. LLC,
Non-Extended
3.76%, 10/10/2014 *	4,791	3,561
Food Products—0.3%
Del Monte Corp.
4.50%, 03/08/2018 *	2,685	2,677
Hotels, Restaurants & Leisure—1.3%
BJ Wholesale Club, Inc., 1st Lien
—, 09/20/2019 *	1,600	1,608
BJ Wholesale Club, Inc., 2nd Lien
—, 09/18/2020 *	700	709
Cannery Casino Resorts LLC, 2nd Lien
4.47%, 05/16/2014 *	860	856
Peninsula Gaming LLC
—, 08/03/2017 *	3,300	3,342

	Principal (000’s)	Value (000’s)
Hotels, Restaurants & Leisure (continued)
Seven Seas Cruises S de RL LLC, Tranche B
6.25%, 12/21/2018 *	$2,620	$2,630
Insurance—1.0%
Asurion LLC, 1st Lien
5.50%, 05/24/2018 *	1,700	1,706
Asurion LLC, 2nd Lien
9.00%, 05/24/2019 *	803	828
Asurion LLC, Tranche B1
4.75%, 07/18/2017 *	1,000	1,004
Lone Star Intermediate Super Holdings LLC, Tranche B
11.00%, 09/02/2019 *	4,300	4,574
Media—0.1%
WideOpenWest Finance LLC, 1st Lien
6.25%, 07/17/2018 *	599	603
Oil, Gas & Consumable Fuels—0.9%
Chesapeake Energy Corp.
8.50%, 12/01/2017 *	4,640	4,652
EP Energy LLC
5.00%, 04/24/2018 *	2,500	2,517
Personal Products—0.5%
Revlon Consumer Products Corp., Tranche B
4.75%, 11/17/2017 *	3,801	3,811
Pharmaceuticals—0.7%
Aptalis Pharma, Inc., Tranche B
5.50%, 02/10/2017 *	2,358	2,352
Quintiles Transnational Holdings, Inc.
7.50%, 02/22/2017	3,400	3,426
Software—0.0% ¥
First Data Corp., Non-Extended
2.97%, 09/24/2014 *	165	164
Specialty Retail—0.6%
Academy, Ltd.
6.00%, 08/03/2018 *	1,489	1,493
Party City Holdings, Inc., Tranche B
5.75%, 07/26/2019 *	3,600	3,640
Transportation Infrastructure—0.2%
CEVA Logistics US Holdings, Inc., Extended Synthetic
5.36%, 08/31/2016 *	959	909
CEVA Logistics US Holdings, Inc., Extended
5.44%, 08/31/2016—08/31/2016 *	1,070	1,015

Total Loan Assignments (cost $62,325)		63,105

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK—0.1%
Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp., 4.50%	12,015	973
Total Convertible Preferred Stock (cost $1,173)

PREFERRED STOCK—0.3%
Diversified Financial Services—0.3%
GMAC Capital Trust I, 8.13% *	87,120	2,188
Total Preferred Stock (cost $2,200)

COMMON STOCKS—0.4%
Airlines—0.0% ¥
Delta Air Lines, Inc. ‡	13,451	123
Building Products—0.4%
Panolam Holdings Co. ‡Ә§∆	1,803	2,939

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Hotels, Restaurants & Leisure—0.0% ¥
Greektown Superholdings, Inc. ‡	1,131	$58
Independent Power Producers & Energy Traders—0.0% ¥
Mirant Corp. (Escrow Certificates) ‡Ә	550,000	♦
Oil, Gas & Consumable Fuels—0.0% ¥
SemGroup Corp.—Class A ‡	7,723	285

Total Common Stocks (cost $3,797)		3,405

INVESTMENT COMPANY—0.0% ¥
Diversified Financial Services—0.0% ¥
Adelphia Recovery Trust Ә	2,697,805	♦
Total Investment Company (cost $2,641)

RIGHT—0.0% ¥
Hotels, Restaurants & Leisure—0.0% ¥
BLB Contingent Value Rights ‡ §∆	2,010	12
Total Right (cost $2,010)

WARRANTS—0.0% ¥
Food Products—0.0% ¥
American Seafoods Group LLC ‡
Expiration: 05/15/2018
Exercise Price: $0.01	1,265	6

	Shares	Value (000’s)
Media—0.0% ¥
Reader’s Digest Association, Inc. ‡Ә§∆
Expiration: 02/19/2014
Exercise Price: $47.35	13,112	$ ♦
Oil, Gas & Consumable Fuels—0.0% ¥
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	8,130	102

Total Warrants (cost $♦)		108

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—3.5%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $27,473 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%, due 12/01/2026, and with a total value of $28,023.	$27,473	27,473
Total Repurchase Agreement (cost $27,473)

Total Investment Securities (cost $782,386) P		801,208
Other Assets and Liabilities—Net		(11,132)

Net Assets		$790,076

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

In default.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $4,901, or 0.62% of the portfolio’s net assets.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $782,386. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $45,619 and $26,797, respectively. Net unrealized appreciation for tax purposes is $18,822.
♦	Amount rounds to less than 1.
All or a portion of this security represents unsettled loan commitment at 09/30/2012 where the rate will be determined at time of settlement.
§	Illiquid. Total aggregate market value of illiquid securities is $12,122, or 1.53% of the portfolio’s net assets.
∆	Restricted Security. At 09/30/2012, the portfolio owned the respective securities which were restricted to public resale as follows:

Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Panolam Holdings Co.	12/29/2009	$3,080	$2,939	0.37%
BLB Contingent Value Rights	11/22/2010	2,010	12	0.00	*
Reader’s Digest Association, Inc.	05/18/2010	♦	♦	0.00	*

		$5,090	$2,951	0.37%

*	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $311,978, or 39.49%, of the portfolio’s net assets.

VALUATION SUMMARY: '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$466	$—	$2,939	$3,405
Convertible Bonds	—	—	8	8
Convertible Preferred Stock	973	—	—	973
Corporate Debt Securities	—	700,049	1,059	701,108
Investment Company	—	—	♦	♦
Loan Assignments	—	62,210	895	63,105
Preferred Corporate Debt Security	—	—	♦	♦
Preferred Stock	2,188	—	—	2,188
Repurchase Agreement	—	27,473	—	27,473
Right	—	12	—	12
Structured Notes Debt	—	2,828	—	2,828
Warrants	108	—	♦	108

Total	$3,735	$792,572	$4,901	$801,208

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3		Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 ƒ
Common Stocks	$4,497	$—	$(4,116)	$—	$3,608	$(1,050)		$—	$—	$2,939	$1,399
Convertible Bonds	♦	—	—	♦	—	8		—	—	8	8
Corporate Debt Securities	1,355	—	(400)	(17)	4	251		—	(134)	1,059	17
Investment Companies	—	—	—	—	—	—		♦	—	♦	—
Loan Assignments	7,411	895	(7,438)	4	♦	23		—	—	895	100
Preferred Corporate Debt Securities	♦	—	—	—	—	—		—	—	♦	—
Warrants	♦	—	—	—	—	—		—	—	♦	—

Total	$13,263	$895	$(11,954)	$(13)	$3,612	$(768)	$	♦	$(134)	$4,901	$1,524

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
Transferred into Level 3 because of unavailability of observable inputs.
Transferred out of Level 3 because of availability of observable inputs.
♦	Amount rounds to less than 1.
Total aggregate market value of Level 3 securities is 0.62% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—3.6%
U.S. Treasury Bond
2.75%, 08/15/2042	$257	$252
3.13%, 02/15/2042	55	58
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	106	116
2.13%, 02/15/2041	112	165
U.S. Treasury Note
0.25%, 09/15/2015	875	873
0.50%, 08/15/2014	95	95
0.63%, 08/31/2017—09/30/2017	1,877	1,878
1.00%, 08/31/2019	140	140
1.63%, 08/15/2022	404	404

Total U.S. Government Obligations (cost $3,961)		3,981

U.S. GOVERNMENT AGENCY OBLIGATIONS—17.2%
Fannie Mae
1.84%, 10/09/2019 ▲	280	246
3.05%, 03/01/2041 *	69	72
3.15%, 03/01/2041 *	63	66
3.30%, 12/01/2040 *	74	79
3.48%, 09/01/2041 *	89	94
3.50%, 01/01/2027—05/01/2042	1,000	1,074
4.00%, 02/01/2025—06/01/2042	1,338	1,446
4.50%, 02/01/2025—08/01/2041	3,062	3,321
5.00%, 09/01/2033—12/01/2035	555	609
5.50%, 09/01/2034—08/01/2037	556	616
6.00%, 02/01/2038—09/01/2040	550	611
6.50%, 05/01/2040	388	442
Fannie Mae, TBA
2.50%	100	105
3.00%	100	106
4.00%	400	431
4.50%	100	108
5.50%	700	766
6.00%	200	221
Farmer Mac Guaranteed Notes Trust
5.13%, 04/19/2017—144A	350	416
Freddie Mac
2.87%, 12/25/2021	220	235
3.02%, 02/01/2041 *	73	77
3.97%, 01/25/2021 *	120	139
5.00%, 03/01/2038	613	665
Freddie Mac, IO
1.70%, 12/25/2018 *	280	23
1.92%, 05/25/2019 *	220	21
Freddie Mac, TBA
3.50%	1,700	1,822
4.00%	500	537
4.50%	700	752
FREMF Mortgage Trust
4.16%, 11/25/2044—144A *	20	19
Ginnie Mae
0.24%, 11/20/2059 *	458	470
4.00%, 09/15/2040—07/15/2042	316	349
4.50%, 05/20/2040—02/15/2042	1,203	1,332
Ginnie Mae, TBA
4.00%	100	110
4.50%	200	220

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, TBA (continued)
5.00%	$800	$882
Resolution Funding Corp., Interest STRIPS
1.30%, 07/15/2018 ▲	250	233
1.37%, 10/15/2018 ▲	250	232
Tennessee Valley Authority
5.25%, 09/15/2039	60	80

Total U.S. Government Agency Obligations (cost $18,564)		19,027

FOREIGN GOVERNMENT OBLIGATIONS—2.0%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/2023	EUR456	621
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2021	95	108
2.55%, 09/15/2041	27	26
4.75%, 06/01/2017	435	577
5.25%, 08/01/2017	110	149
Poland Government International Bond
5.00%, 03/23/2022	$40	46
Republic of Brazil
7.13%, 01/20/2037	25	38
Republic of South Africa
5.50%, 03/09/2020	100	119
Russian Federation
7.50%, 03/31/2030—Reg S	213	269
United Mexican States
5.13%, 01/15/2020 ^	180	215

Total Foreign Government Obligations (cost $2,099)		2,168

MORTGAGE-BACKED SECURITIES—5.7%
Adjustable Rate Mortgage Trust
Series 2004—2, Class 7A2
1.06%, 02/25/2035 *	66	66
Banc of America Large Loan, Inc.
Series 2010—HLTN, Class HLTN
1.97%, 11/15/2015—144A *	116	116
Series 2010—UB4, Class A4A
5.04%, 12/20/2041—144A *	100	105
Banc of America Merrill Lynch Commercial
Mortgage, Inc.
Series 2005—5, Class A4
5.12%, 10/10/2045 *	250	280
Series 2007—1, Class AMFX
5.48%, 01/15/2049 *	10	10
Series 2007—3, Class A4
5.89%, 06/10/2049 *	60	69
Series 2007—3, Class AM
5.89%, 06/10/2049 *	55	58
Bear Stearns Commercial Mortgage Securities
Series 2007—PW17, Class A3
5.74%, 06/11/2050	108	112
Bear Stearns Mortgage Funding Trust
Series 2006—AR5, Class 1A2
0.43%, 12/25/2046 *	828	151
Commercial Mortgage Pass—Through Certificates
Series 2006—C8, Class AM
5.35%, 12/10/2046	55	59

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through
Certificates (continued)
Series 2012-LTRT, Class A2
3.40%, 10/05/2030—144A	$115	$119
Commercial Mortgage Pass-Through
Certificates, IO
Series 2012-CR1, Class XA
2.45%, 05/15/2045 *	996	137
Countrywide Alternative Loan Trust
Series 2007-22, Class 2A16
6.50%, 09/25/2037	183	138
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class AM
6.00%, 06/15/2038 *	40	44
Series 2010-RR1, Class 2A
5.70%, 09/15/2040—144A *	90	103
Series 2010-RR2, Class 2A
5.96%, 09/15/2039—144A *	120	137
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	200	225
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045—144A	200	200
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027—144A	140	141
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class AAB
5.48%, 12/10/2049	89	94
GMAC Mortgage Corp., Loan Trust
Series 2005-AR1, Class 3A
3.49%, 03/18/2035 *	380	373
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AJ
6.07%, 07/10/2038 *	40	36
Series 2007-GG11, Class A4
5.74%, 12/10/2049	30	35
GS Mortgage Securities Corp. II
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	50	42
Series 2006-GG8, Class AM
5.59%, 11/10/2039	20	22
Series 2007-GG10, Class A4
5.98%, 08/10/2045 *	10	12
Series 2012-ALOH, Class A
3.55%, 04/10/2034—144A	135	146
Series 2012-SHOP, Class A
2.93%, 06/05/2031—144A	100	105
Impac CMB Trust
Series 2004-6, Class 1A1
1.02%, 10/25/2034 *	159	137
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
4.81%, 09/25/2037 *	291	257
IndyMac Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.74%, 08/25/2037 *	339	259
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039—144A	193	199

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2004-LN2, Class A2
5.12%, 07/15/2041	$150	$160
Series 2006-CB14, Class AM
5.64%, 12/12/2044 *	70	73
Series 2007-CB18, Class A3
5.45%, 06/12/2047	62	66
Series 2007-CB20, Class AM
6.09%, 02/12/2051 *	92	102
Series 2008-C2, Class ASB
6.13%, 02/12/2051 *	190	207
Series 2012-CBX, Class A4
3.48%, 06/16/2045	20	22
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AM
5.46%, 02/15/2040	35	38
Series 2007-C6, Class A4
5.86%, 07/15/2040 *	40	47
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	50	60
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 4A3
4.98%, 05/25/2034 *	103	105
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4
4.86%, 08/12/2039 *	60	64
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	200	227
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.86%, 10/25/2028 *	129	124
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class AM
6.08%, 06/11/2049 *	60	63
Morgan Stanley Capital I, Inc.
Series 2007-HQ12, Class A2FX
5.76%, 04/12/2049 *	75	78
Morgan Stanley Capital I, Inc., IO
Series 2012-C4, Class XA
2.89%, 03/15/2045—144A *	507	74
Morgan Stanley Re-REMIC Trust
2.00%, 07/27/2049	88	89
Series 2011-IO, Class A
2.50%, 03/23/2051—144A	79	79
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025—144A	77	78
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.92%, 01/19/2034 *	229	219
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.09%, 08/10/2049	60	62
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
6.12%, 02/15/2051 *	240	283

Total Mortgage-Backed Securities (cost $6,853)		6,307

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES—3.2%
AH Mortgage Advance Co., Ltd.
Series SART-3, Class 1A1
2.98%, 03/13/2043—144A	$100	$101
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	40	42
Series 2012-2, Class C
2.64%, 10/10/2017	40	41
Series 2012-2, Class D
3.38%, 04/09/2018	50	51
Series 2012-3, Class C
2.42%, 05/08/2018	40	41
Series 2012-3, Class D
3.03%, 07/09/2018	30	30
Avis Budget Rental Car Funding AESOP LLC
Series 2010-3A, Class A
4.64%, 05/20/2016 - 144A	100	109
CarMax Auto Owner Trust
Series 2012-1, Class B
1.76%, 08/15/2017	25	25
Series 2012-1, Class C
2.20%, 10/16/2017	15	15
Series 2012-1, Class D
3.09%, 08/15/2018	15	15
Education Funding Capital Trust I
Series 2003-3, Class A7
2.43%, 12/15/2042 * Ә	150	123
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015—144A	35	35
Series 2010-5, Class D
2.41%, 09/15/2015—144A	15	15
Series 2011-2, Class C
2.37%, 09/15/2015	40	40
Series 2011-2, Class D
2.86%, 09/15/2015	30	30
Series 2012-1, Class C
1.72%, 01/15/2016 *	100	100
Series 2012-1, Class D
2.32%, 01/15/2016 *	100	101
Series 2012-4, Class D
2.09%, 09/15/2016	100	100
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2
5.29%, 03/25/2016—144A	120	132
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	30	30
Nelnet Student Loan Trust
Series 2008-3, Class A4
2.08%, 11/25/2024 *	100	105
PFS Financing Corp.
Series 2012-AA, Class A
1.42%, 02/15/2016—144A *	100	100
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B
1.66%, 08/15/2016—144A	183	184
Series 2011-S1A, Class C
2.01%, 08/15/2016—144A	184	186
Series 2011-WO, Class C
3.19%, 10/15/2015—144A	70	72

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2010-2, Class C
3.89%, 07/17/2017	$130	$135
Series 2011-1, Class D
4.01%, 02/15/2017	100	102
Series 2011-S1A, Class B
1.48%, 07/15/2013—144A	110	110
Series 2011-S1A, Class D
3.10%, 03/15/2013—144A	45	45
Series 2012-1, Class B
2.72%, 05/16/2016	25	25
Series 2012-1, Class C
3.78%, 11/15/2017	35	37
Series 2012-3, Class B
1.94%, 12/15/2016	85	85
Series 2012-3, Class C
3.01%, 04/16/2018	110	112
Series 2012-3, Class D
3.64%, 05/15/2018	95	97
Series 2012-4, Class C
2.94%, 12/15/2017	20	20
Series 2012-4, Class D
3.50%, 06/15/2018	25	25
Series 2012-5, Class B
1.56%, 08/15/2018	55	55
Series 2012-5, Class C
2.70%, 08/15/2018	25	25
Series 2012-5, Class D
3.30%, 09/17/2018	20	21
Scholar Funding Trust
Series 2011-A, Class A
1.35%, 10/28/2043—144A *	122	119
SLM Student Loan Trust
Series 2004-B, Class A2
0.59%, 06/15/2021 *	257	252
Series 2012-C, Class A1
1.32%, 08/15/2023—144A *	91	91
Series 2012-C, Class A2
3.31%, 10/15/2046—144A	135	143
Series 2012-D, Class A2
2.95%, 02/15/2046—144A	160	166
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	110	111

Total Asset-Backed Securities (cost $3,549)		3,599

MUNICIPAL GOVERNMENT OBLIGATIONS—0.1%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	45	53
5.50%, 06/15/2043	55	66

Total Municipal Government Obligations (cost $99)		119

PREFERRED CORPORATE DEBT SECURITIES—0.2%
Capital Markets—0.0% ¥
State Street Capital Trust IV
1.39%, 06/15/2037 *	10	7
Commercial Banks—0.1%
Capital One Capital VI
8.88%, 05/15/2040	70	72
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *^	65	65

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services—0.0% ¥
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/01/2012 ‡ӘŽ §	$200	$	♦
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 ‡Ә §	120		♦
Insurance—0.1%
MetLife Capital Trust IV
7.88%, 12/15/2037—144A	100		118

Total Preferred Corporate Debt Securities (cost $522)			262

CORPORATE DEBT SECURITIES—11.8%
Aerospace & Defense—0.0% ¥
Sequa Corp.
11.75%, 12/01/2015—144A	30		32
Auto Components—0.0% ¥
BorgWarner, Inc.
4.63%, 09/15/2020	30		33
Automobiles—0.0% ¥
General Motors Corp. (Escrow Shares)
8.25%, 07/15/2023 Ә	453		♦
Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022 ^	40		41
3.75%, 07/15/2042 ^	40		40
Capital Markets—0.4%
Goldman Sachs Group, Inc.
5.75%, 01/24/2022 ^	389		448
Commercial Banks—0.8%
Glitnir Banki HF
6.33%, 07/28/2011—144A ‡	160		48
6.69%, 06/15/2016—144A Ә‡	380		♦
HSBC Bank Brasil SA—Banco Multiplo
4.00%, 05/11/2016—144A	200		206
HSBC Bank PLC
3.10%, 05/24/2016—144A ^	150		158
Landsbanki Islands HF
6.10%, 08/25/2011—144A ‡	140		8
Sparebank 1 Boligkreditt AS
2.30%, 06/30/2017—144A ^	200		209
Toronto-Dominion Bank
1.63%, 09/14/2016—144A	250		258
Commercial Services & Supplies—0.1%
UR Merger Sub Corp.
7.63%, 04/15/2022—144A	100		110
Consumer Finance—0.1%
SLM Corp.
6.25%, 01/25/2016	78		85
Containers & Packaging—0.0% ¥
Rock-Tenn Co.
4.00%, 03/01/2023—144A	40		41
Diversified Financial Services—1.9%
Bank of America Corp.
3.88%, 03/22/2017 ^	60		65
5.70%, 01/24/2022 ^	260		304
6.50%, 08/01/2016 ^	40		46
7.63%, 06/01/2019	25		31
Bank of America Corp.—Series MTNL
5.65%, 05/01/2018	55		63
Caisse Centrale Desjardins du Quebec
1.60%, 03/06/2017—144A ^	250		258

	Principal	Value
	(000’s)	(000’s)
Diversified Financial Services (continued)
Caisse Centrale Desjardins du Quebec (continued)
2.55%, 03/24/2016—144A ^	$250	$266
Citigroup, Inc.
4.45%, 01/10/2017	30	33
4.59%, 12/15/2015 ^	345	373
JPMorgan Chase & Co.
3.15%, 07/05/2016 ^	51	54
3.25%, 09/23/2022 ^	149	151
4.50%, 01/24/2022	60	67
Kaupthing Bank Hf
7.13%, 05/19/2016—144A Ә‡	130	♦
Kaupthing Bank Hf—Series 1
7.63%, 02/28/2015—144A ‡	710	192
Lehman Brothers Holdings Prod (Escrow shares)
1.00%, 02/06/2049 §	100	26
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 Ә§	480	♦
Swiss Re Capital I LP
6.85%, 05/25/2016—144A *Ž	70	71
Diversified Telecommunication Services—0.3%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 ^	54	58
Level 3 Financing, Inc.
8.13%, 07/01/2019	64	68
Sprint Capital Corp.
6.88%, 11/15/2028	24	22
Verizon Communications, Inc.
3.50%, 11/01/2021	50	55
6.10%, 04/15/2018	63	79
6.40%, 02/15/2038 ^	37	50
Electric Utilities - 1.1%
Alabama Power Co.
3.95%, 06/01/2021	55	62
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	37	43
8.88%, 11/15/2018 ^	7	9
Duke Energy Carolinas LLC
4.25%, 12/15/2041	50	53
Energy Future Intermediate Holding Co. LLC /
EFIH Finance, Inc.
10.00%, 12/01/2020 ^	336	379
Georgia Power Co.
3.00%, 04/15/2016 ^	100	107
Hydro-Quebec
8.05%, 07/07/2024	240	356
8.40%, 01/15/2022	95	137
Jersey Central Power & Light Co.
7.35%, 02/01/2019	30	38
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015—144A	30	31
Energy Equipment & Services—0.5%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020 ^	100	119
Ensco PLC
3.25%, 03/15/2016	20	21
Pride International, Inc.
6.88%, 08/15/2020 ^	30	38
Transocean, Inc.
2.50%, 10/15/2017	50	50

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Energy Equipment & Services (continued)
Transocean, Inc. (continued)
3.80%, 10/15/2022 ^	$63	$63
5.05%, 12/15/2016	90	101
6.00%, 03/15/2018 ^	140	164
Food Products - 0.3%
Kraft Foods Group, Inc.
3.50%, 06/06/2022—144A ^	115	121
5.00%, 06/04/2042—144A ^	49	55
Kraft Foods, Inc.
6.50%, 08/11/2017	35	43
6.50%, 02/09/2040 ^	60	81
Health Care Equipment & Supplies—0.1%
Boston Scientific Corp.
6.25%, 11/15/2015	138	156
Health Care Providers & Services—0.2%
Coventry Health Care, Inc.
5.45%, 06/15/2021	41	48
HCA, Inc.
6.30%, 10/01/2012	6	6
Tenet Healthcare Corp.
6.25%, 11/01/2018 ^	55	61
10.00%, 05/01/2018 ^	45	52
UnitedHealth Group, Inc.
3.38%, 11/15/2021	15	16
WellPoint, Inc.
3.30%, 01/15/2023 ^	8	8
Hotels, Restaurants & Leisure—0.1%
Station Casinos, Inc.
6.88%, 03/01/2016 ‡Ә	10	♦
Wyndham Worldwide Corp.
4.25%, 03/01/2022	80	82
Household Products—0.1%
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
6.88%, 02/15/2021 ^	110	116
Independent Power Producers & Energy Traders—0.0% ¥
Exelon Generation Co. LLC
4.25%, 06/15/2022—144A ^	30	32
Insurance—1.2%
Allianz Finance II BV
5.75%, 07/08/2041 *	100	130
American International Group, Inc.
3.80%, 03/22/2017	106	114
4.88%, 06/01/2022	80	90
5.45%, 05/18/2017 ^	45	51
8.18%, 05/15/2058 *^	25	31
AXA SA
5.25%, 04/16/2040 *	50	59
Lincoln National Corp.
7.00%, 06/15/2040	50	62
Manulife Financial Corp.
3.40%, 09/17/2015	110	115
Metropolitan Life Global Funding I
2.50%, 01/11/2013—144A	200	201
5.13%, 06/10/2014—144A	100	107
Prudential Financial, Inc.
4.75%, 09/17/2015	140	154
5.38%, 06/21/2020	120	139
5.88%, 09/15/2042 *^	78	80
XL Group PLC
6.50%, 04/15/2017 *Ž^	40	37

	Principal	Value
	(000’s)	(000’s)
Media—1.0%
CBS Corp.
4.63%, 05/15/2018	$20	$23
5.75%, 04/15/2020 ^	30	36
8.88%, 05/15/2019	30	40
CCH II LLC
13.50%, 11/30/2016	100	109
Clear Channel Worldwide Holdings, Inc.—Series B
9.25%, 12/15/2017	80	86
Comcast Corp.
4.65%, 07/15/2042 ^	136	146
5.88%, 02/15/2018	99	120
COX Communications, Inc.
8.38%, 03/01/2039—144A ^	95	145
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.15%, 03/15/2042	25	25
6.38%, 03/01/2041	30	35
NBCUniversal Media LLC
2.88%, 01/15/2023	35	35
4.38%, 04/01/2021	97	110
Time Warner Cable, Inc.
4.50%, 09/15/2042	110	110
5.50%, 09/01/2041 ^	40	45
Time Warner, Inc.
4.70%, 01/15/2021	30	34
Metals & Mining—0.1%
Novelis, Inc.
8.75%, 12/15/2020	110	122
Multiline Retail—0.2%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016 ^	95	111
7.45%, 07/15/2017	105	130
Multi-Utilities—0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016 ^	70	72
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037	140	176
Oil, Gas & Consumable Fuels—2.1%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	163	188
6.38%, 09/15/2017	85	102
BP Capital Markets PLC
3.13%, 10/01/2015	40	43
3.88%, 03/10/2015	100	107
CONSOL Energy, Inc.
8.25%, 04/01/2020 ^	140	147
Energy Transfer Partners, LP
6.50%, 02/01/2042	110	127
Enterprise Products Operating LLC
6.30%, 09/15/2017	150	181
EOG Resources, Inc.
2.63%, 03/15/2023	64	65
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	100	120
Laredo Petroleum, Inc.
7.38%, 05/01/2022	60	65
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019—144A ^	80	80
MEG Energy Corp.
6.38%, 01/30/2023—144A ^	20	21
6.50%, 03/15/2021—144A	110	118

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Nexen, Inc.
6.40%, 05/15/2037 ^	$20	$25
7.50%, 07/30/2039 ^	65	93
Peabody Energy Corp.
6.25%, 11/15/2021—144A ^	45	45
Petrobras International Finance Co.
3.88%, 01/27/2016 ^	160	169
5.75%, 01/20/2020 ^	150	171
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	12	16
Range Resources Corp.
5.75%, 06/01/2021	10	11
7.25%, 05/01/2018	90	95
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049—144A §	25	1
Valero Energy Corp.
6.63%, 06/15/2037 ^	35	42
Western Gas Partners, LP
4.00%, 07/01/2022 ^	40	42
5.38%, 06/01/2021 ^	85	97
Williams Cos., Inc.
7.88%, 09/01/2021	25	33
Paper & Forest Products—0.2%
International Paper Co.
4.75%, 02/15/2022 ^	75	85
6.00%, 11/15/2041 ^	80	98
Pharmaceuticals—0.1%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 ^	25	27
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	50	54
Real Estate Investment Trusts—0.1%
Ventas Realty, LP
4.75%, 06/01/2021	35	38
Vornado Realty, LP
5.00%, 01/15/2022	85	95
Real Estate Management & Development—0.1%
Realogy Corp.
7.88%, 02/15/2019—144A ^	55	58
Road & Rail—0.0% ¥
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022 ^	15	16
4.38%, 09/01/2042 ^	31	32
Software—0.0% ¥
First Data Corp.
7.38%, 06/15/2019—144A	35	36
8.25%, 01/15/2021—144A	5	5
Specialty Retail— 0.0% ¥
QVC, Inc.
7.50%, 10/01/2019—144A	45	50
Wireless Telecommunication Services—0.4%
Cricket Communications, Inc.
7.75%, 05/15/2016	50	53
Crown Castle Towers LLC
6.11%, 01/15/2020—144A	200	241
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 ^	4	4
SBA Tower Trust
5.10%, 04/17/2017—144A	40	45
Sprint Nextel Corp.
9.00%, 11/15/2018— 144A ^	95	114

Total Corporate Debt Securities (cost $13,623)		13,032

	Principal (000’s)	Value (000’s)
STRUCTURED NOTES DEBT—0.2%
Diversified Financial Services—0.2%
Tiers Trust
2.19%, 05/12/2014—144A *	$234	$234
Total Structured Notes Debt (cost $234)
SHORT-TERM U.S. GOVERNMENT OBLIGATION—0.1%
U.S. Treasury Bill
0.15%, 05/30/2013 ▲g	65	65
Total Short-Term U.S. Government Obligation (cost $65)

	Shares	Value (000’s)
PREFERRED STOCKS—0.1%
Diversified Financial Services—0.1%
Citigroup Capital XIII, 7.88% *	1,692	47
U.S. Government Agency Obligation—0.0% ¥
Fannie Mae, 0.00% *‡	600	1
Fannie Mae, 8.25% *‡	10,800	9
Freddie Mac, 8.38% *‡	14,925	13

Total Preferred Stocks (cost $720)		70

COMMON STOCKS—59.4%
Aerospace & Defense—1.4%
Honeywell International, Inc.	8,401	502
Northrop Grumman Corp. ^	1,240	82
United Technologies Corp. ^	12,769	1,000
Air Freight & Logistics—0.3%
United Parcel Service, Inc.—Class B	5,177	371
Airlines—0.1%
Southwest Airlines Co.	9,514	83
Auto Components—0.2%
Delphi Automotive PLC ‡	2,056	64
Johnson Controls, Inc. ^	5,181	142
Automobiles—0.2%
General Motors Co. ‡^	9,804	223
Motors Liquidation Co. GUC Trust ‡^	464	8
Beverages—2.2%
Beam, Inc.	1,350	78
Coca-Cola Co.	35,134	1,332
Coca-Cola Enterprises, Inc. ^	5,896	184
Constellation Brands, Inc.—Class A ‡	1,392	45
Dr. Pepper Snapple Group, Inc. ^	3,567	159
PepsiCo, Inc.	9,631	682
Biotechnology—1.2%
Biogen Idec, Inc. ‡	4,314	643
Celgene Corp. ‡	8,086	618
Vertex Pharmaceuticals, Inc. ‡	1,425	80
Building Products—0.2%
Masco Corp. ^	11,255	169
Capital Markets—1.2%
Ameriprise Financial, Inc.	3,450	196
Goldman Sachs Group, Inc.	2,741	312
Invesco, Ltd.	13,777	344
State Street Corp.	12,244	513
Chemicals—1.3%
Air Products & Chemicals, Inc.	6,026	499
CF Industries Holdings, Inc.	630	140
Dow Chemical Co. ^	5,815	168

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Chemicals (continued)
E.I. du Pont de Nemours & Co.	8,752	$440
Georgia Gulf Corp. ^	1,852	67
LyondellBasell Industries NV—Class A	3,247	168
Commercial Banks—1.9%
Comerica, Inc.	2,011	62
Huntington Bancshares, Inc.	10,333	71
KeyCorp	9,544	83
Regions Financial Corp.	7,074	51
SunTrust Banks, Inc.	7,621	216
Wells Fargo & Co.	45,936	1,587
Communications Equipment—1.2%
Cisco Systems, Inc.	43,658	833
QUALCOMM, Inc.	8,634	540
Computers & Peripherals—3.7%
Apple, Inc.	5,569	3,716
Hewlett-Packard Co. ^	12,901	220
NetApp, Inc. ‡	2,211	73
Construction & Engineering—0.4%
Fluor Corp.	8,679	488
Consumer Finance—0.8%
American Express Co.	6,082	346
Capital One Financial Corp.	9,649	550
Containers & Packaging—0.1%
Crown Holdings, Inc. ‡	2,544	93
Diversified Financial Services—1.4%
Bank of America Corp.	73,343	648
Citigroup, Inc.	21,943	718
CME Group, Inc.—Class A ^	4,004	229
Diversified Telecommunication Services—1.6%
AT&T, Inc.	21,753	820
Verizon Communications, Inc.	19,850	905
Electric Utilities—0.8%
American Electric Power Co., Inc.	2,415	106
NextEra Energy, Inc.	8,904	627
NV Energy, Inc.	11,460	206
Electrical Equipment—0.5%
Emerson Electric Co.	10,846	524
Energy Equipment & Services—1.3%
Baker Hughes, Inc. ^	4,756	215
Ensco PLC—Class A ^	5,521	301
Halliburton Co.	12,506	422
National Oilwell Varco, Inc.	2,687	215
Schlumberger, Ltd.	3,566	258
Weatherford International, Ltd. ‡	3,919	50
Food & Staples Retailing—0.9%
CVS Caremark Corp.	6,447	312
Kroger Co. ^	5,448	128
Safeway, Inc. ^	1,947	31
Walgreen Co.	4,328	158
Wal—Mart Stores, Inc.	4,265	315
Food Products—1.8%
Archer-Daniels-Midland Co.	14,396	391
ConAgra Foods, Inc.	4,694	130
General Mills, Inc.	10,785	430
Kellogg Co.	1,050	54
Kraft Foods, Inc.—Class A ‡	21,292	880
Smithfield Foods, Inc. ‡	3,500	69
Gas Utilities—0.1%
AGL Resources, Inc.	1,446	59
UGI Corp.	2,217	71
Health Care Equipment & Supplies—1.2%
Baxter International, Inc.	5,481	330
CareFusion Corp. ‡	13,901	395
Covidien PLC	8,339	496
Hologic, Inc. ‡	1,487	30
St. Jude Medical, Inc. ^	646	27

	Shares	Value (000’s)
Health Care Providers & Services—1.1%
Aetna, Inc.	1,536	$61
AmerisourceBergen Corp.—Class A	6,498	252
Humana, Inc.	4,574	321
UnitedHealth Group, Inc.	11,377	630
Hotels, Restaurants & Leisure—0.2%
Carnival Corp. ^	7,255	264
Household Durables—0.4%
D.R. Horton, Inc. ^	3,096	64
Lennar Corp.—Class A ^	2,071	72
PulteGroup, Inc. ‡^	18,719	290
Household Products—0.5%
Clorox Co. ^	1,586	114
Energizer Holdings, Inc.	423	32
Procter & Gamble Co.	6,448	447
Industrial Conglomerates—1.1%
General Electric Co.	23,902	543
Tyco International, Ltd.	11,576	651
Insurance—1.5%
ACE, Ltd.	4,819	364
Axis Capital Holdings, Ltd.	881	31
Berkshire Hathaway, Inc.—Class B ‡	2,544	224
Everest RE Group, Ltd.	591	63
Hartford Financial Services Group, Inc. ^	5,875	114
MetLife, Inc. ^	18,164	627
Prudential Financial, Inc.	4,243	231
Internet & Catalog Retail—0.6%
Amazon.com, Inc. ‡	2,240	570
Expedia, Inc.	1,182	68
Internet Software & Services—1.5%	6,140	297
eBay, Inc. ‡
Google, Inc.—Class A ‡	1,705	1,287
LinkedIn Corp.—Class A ‡	331	40
IT Services—1.6%
Cognizant Technology Solutions Corp.—
Class A ‡	2,410	169
International Business Machines Corp.	5,316	1,102
Mastercard, Inc.—Class A	319	144
Visa, Inc.—Class A	2,949	396
Life Sciences Tools & Services—0.0% ¥
Mettler-Toledo International, Inc. ‡	100	17
Machinery—0.7%
Deere & Co. ^	2,002	165
PACCAR, Inc.	11,055	443
SPX Corp.	1,945	127
Stanley Black & Decker, Inc.	835	64
Media—2.2%
CBS Corp.—Class B	17,619	640
Comcast Corp.—Class A ^	15,505	555
DIRECTV ‡	1,671	88
DISH Network Corp.—Class A	2,040	62
Time Warner Cable, Inc.	3,803	362
Time Warner, Inc.	16,554	750
Metals & Mining—0.4%
Alcoa, Inc.	20,751	183
Freeport-McMoRan Copper & Gold, Inc.	4,491	178
Walter Energy, Inc. ^	1,783	58
Multiline Retail—0.7%
Big Lots, Inc. ‡ ^	295	9
Macy’s, Inc.	3,774	142
Target Corp.	10,497	666
Multi-Utilities—1.2%
CenterPoint Energy, Inc.	5,987	128
DTE Energy Co.	3,127	187
NiSource, Inc.	2,570	65
OGE Energy Corp.	217	12
PG&E Corp.	10,363	442
Sempra Energy ^	7,259	469

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels—5.3%
Anadarko Petroleum Corp.	2,490	$174
Apache Corp.	3,053	264
Chesapeake Energy Corp. ^	3,270	62
Chevron Corp.	16,216	1,889
ConocoPhillips	2,583	148
Denbury Resources, Inc. ‡	1,939	31
Devon Energy Corp.	2,006	121
EOG Resources, Inc.	2,528	283
Exxon Mobil Corp. ^	16,269	1,488
Kinder Morgan, Inc.	6,089	216
Occidental Petroleum Corp.	7,926	682
Peabody Energy Corp.	6,364	142
Valero Energy Corp.	8,921	283
Pharmaceuticals—3.5%
Abbott Laboratories	9,534	654
Allergan, Inc.	2,860	262
Johnson & Johnson ^	4,093	282
Merck & Co., Inc.	30,685	1,384
Mylan, Inc. ‡	7,308	178
Perrigo Co.	483	56
Pfizer, Inc.	43,424	1,079
Real Estate Investment Trusts—1.3%
Alexandria Real Estate Equities, Inc. ^	2,473	183
American Tower Corp.—Class A	693	49
Apartment Investment & Management Co.— Class A ^	3,841	100
CBL & Associates Properties, Inc. ^	4,923	105
Duke Realty Corp. ^	3,546	52
Equity Lifestyle Properties, Inc. ^	430	29
Essex Property Trust, Inc. ^	563	83
Highwoods Properties, Inc. ^	1,725	56
Home Properties, Inc. ^	1,533	94
LaSalle Hotel Properties ^	3,391	91
Liberty Property Trust ^	3,183	115
National Retail Properties, Inc.	1,838	56
Plum Creek Timber Co., Inc. ^	3,833	168
Post Properties, Inc. ^	270	13
Public Storage	709	99
Weyerhaeuser Co.	5,513	144
Road & Rail—1.7%
CSX Corp.	32,134	667
Norfolk Southern Corp.	4,565	290
Union Pacific Corp.	7,757	921
Semiconductors & Semiconductor Equipment—1.2%
Altera Corp.	5,565	189
Broadcom Corp.—Class A ‡	4,396	152
Intel Corp.	8,861	201
KLA-Tencor Corp.	2,030	97
LAM Research Corp. ‡	9,148	290
LSI Corp. ‡^	16,861	117
MagnaChip Semiconductor Corp. ‡^	149	2
Marvell Technology Group, Ltd.	6,668	61
Texas Instruments, Inc.	8,562	236
Software—2.9%
Adobe Systems, Inc. ‡	5,367	174
Citrix Systems, Inc. ‡	946	72
Microsoft Corp.	53,759	1,602
Oracle Corp.	39,726	1,251
Zynga, Inc.—Class A ‡	23,990	68
Specialty Retail—2.1%
AutoZone, Inc. ‡^	1,086	401
Home Depot, Inc.	15,289	924
Lowe's Cos., Inc.	15,851	479
O'Reilly Automotive, Inc. ‡^	591	49
Staples, Inc. ^	3,469	40
TJX Cos., Inc.	8,775	393

	Shares	Value (000’s)
Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.	5,017	$281
V.F. Corp.	3,344	533
Thrifts & Mortgage Finance—0.0% ¥
People’s United Financial, Inc. ^	4,561	55
Tobacco—0.9%
Altria Group, Inc.	5,115	171
Philip Morris International, Inc.	9,268	833
Trading Companies & Distributors—0.1%
WW Grainger, Inc.	588	123

Total Common Stocks (cost $58,163)		65,858

SHORT—TERM INVESTMENT COMPANY—1.7%
Capital Markets—1.7%
BlackRock Provident TempFund 24	1,851,876	1,852
Total Short-Term Investment Company (cost $1,852)
WARRANTS—0.0% ¥
Automobiles—0.0% ¥
General Motors Co. ‡
Expiration: 07/10/2016
Exercise Price: $10.00	1,742	24
General Motors Co. ‡
Expiration: 07/10/2019
Exercise Price: $18.33	1,742	14
Oil, Gas & Consumable Fuels—0.0% ¥
SemGroup Corp. ‡^
Expiration: 11/30/2014
Exercise Price: $25.00	68	1

Total Warrants (cost $174)		39

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS—0.0% ¥
Call Options—0.0% ¥
Eurodollar, Mid-Curve 3-Year Future	$50	13
Exercise Price $98.88
Expires 11/16/2012
Total Purchased Options (cost $4)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—13.6%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	15,126,293	15,126
Total Securities Lending Collateral (cost $15,126)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.2%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $257 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.26%, due 05/01/2041, and with a value of $263.	$257	257
Total Repurchase Agreement (cost $257)

Total Investment Securities (cost $125,865)		132,009
Other Assets and Liabilities—Net		(21,193)

Net Assets		$110,816

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
TBA SHORT COMMITMENTS—(3.1%)
U.S. Government Agency Obligations —(3.1%)
Fannie Mae, TBA
3.50%	$(600)	$(642)
4.00%	(400)	(428)
4.50%	(1,500)	(1,623)
5.00%	(100)	(109)
Ginnie Mae, TBA
4.50%	(600)	(662)

Total TBA Short Commitments (proceeds $(3,454))		(3,464)

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTION— (0.0%) ¥
Call Options—(0.0%) ¥
Eurodollar, Mid-Curve 3-Year Future	$(75)	$(6)
Exercise Price $99.13
Expires 11/16/2012
Total Written Option (premiums: $(3))

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	4	12/17/2012	$13
10-Year U.S. Treasury Note	Short	(15)	12/19/2012	(5)
2-Year U.S. Treasury Note	Long	28	12/31/2012	4
3-Year Australian Treasury Bond	Short	(14)	12/17/2012	(14)
5-Year U.S. Treasury Note	Long	24	12/31/2012	7
90-Day Eurodollar	Long	2	09/14/2015	1
90-Day Eurodollar	Long	2	12/14/2015	1
90-Day Eurodollar	Long	2	03/14/2016	1
90-Day Eurodollar	Long	2	06/13/2016	1
German Euro Bund	Short	(4)	12/06/2012	(3)
S&P 500 E-Mini Index	Long	5	12/21/2012	(3)
Ultra Long U.S. Treasury Bond	Long	7	12/19/2012	(13)

				$(10)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
EUR	RBS	(167)	10/17/2012	$(215)	$	♦
EUR	RBS	194	10/22/2012	250		(1)
EUR	CITI	(21)	10/22/2012	(27)		♦
EUR	DUB	(168)	10/22/2012	(218)		2
EUR	CITI	(10)	10/22/2012	(13)		(♦)
EUR	CITI	(187)	10/22/2012	(234)		(7)
EUR	RBS	(49)	10/22/2012	(61)		(2)
EUR	CSFB	(543)	10/22/2012	(665)		(31)
EUR	CITI	(10)	10/22/2012	(13)		♦
EUR	CITI	(118)	10/22/2012	(152)		1
EUR	RBS	(127)	10/22/2012	(159)		(5)

						$(43)

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
CITI	$(6)	$—	$(6)
CSFB	(31)	—	(31)
DUB	2	—	2
RBS	(8)	—	(8)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 09/28/2012.
*	Floating or variable rate note. Rate is listed as of 09/28/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $14,793.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $123, or 0.11% of the portfolio’s net assets.
¥	Percentage rounds to less than 0.1%.
In default.
§	Illiquid. Total aggregate market value of illiquid securities is $26, or 0.02% of the portfolio’s net assets.
ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $125,865. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,150 and $4,006, respectively. Net unrealized appreciation for tax purposes is $6,144.
♦	Amount rounds to less than 1.
Cash in the amount of $85 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
g	This security in the amount of $65 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2012, these securities aggregated $7,360, or 6.64% of the portfolio’s net assets.
CITI	Citibank, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
IO	Interest Only
OTC	Over The Counter
RBS	Royal Bank of Scotland PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

CURRENCY ABBREVIATION:

EUR	Euro

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Asset-Backed Securities	$—	$3,476	$123	$3,599
Common Stocks	65,858	—	—	65,858
Corporate Debt Securities	—	13,032	♦	13,032
Foreign Government Obligations	—	2,168	—	2,168
Mortgage-Backed Securities	—	6,307	—	6,307
Municipal Government Obligations	—	119	—	119
Preferred Corporate Debt Securities	—	262	—	262
Preferred Stocks	70	—	—	70
Purchased Options	—	13	—	13
Repurchase Agreement	—	257	—	257
Securities Lending Collateral	15,126	—	—	15,126
Short-Term Investment Company	1,852	—	—	1,852
Short-Term U.S. Government Obligation	—	65	—	65
Structured Notes Debt	—	234	—	234
U.S. Government Agency Obligations	—	19,027	—	19,027
U.S. Government Obligations	—	3,981	—	3,981
Warrants	39	—	—	39

Total	$82,945	$48,941	$123	$132,009

TBA Short Commitments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
U.S. Government Agency Obligations	$—	$(3,464)	$—	$(3,464)

Other Financial Instruments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Written Option	$—	$(6)	$—	$(6)

Other Financial Instruments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts—Appreciation	$28	$—	$—	$28
Futures Contracts—Depreciation	(38)	—	—	(38)
Forward Foreign Currency Contracts—Appreciation	—	3	—	3
Forward Foreign Currency Contracts—Depreciation	—	(46)	—	(46)

Total	$(10)	$(43)	$—	$(53)

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 12/31/2011		Purchases		Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012
Asset-Backed Securities		$—		$—	$—	$—	$—	$—	$123	$—	$123		$—
Corporate Debt Securities		♦		♦	—	—	—	1	—	(1)	♦		(♦)

Total	$	♦	$	♦	$—	$—	$—	$1	$123	$(1)	$123	$	(♦)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
♦	Amount rounds to less than 1.
Transferred into Level 3 because of unavailability of observable inputs.
Transferred out of Level 3 because of availability of observable inputs.
Total aggregate market value of Level 3 securities is 0.11% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—99.1%
Aerospace & Defense—3.2%
Lockheed Martin Corp.	80,500	$7,517
Northrop Grumman Corp.	154,200	10,244
Raytheon Co.	93,900	5,367
Textron, Inc. ^	141,500	3,703
Airlines—0.5%
Delta Air Lines, Inc. ‡	449,400	4,117
Auto Components—0.4%
Lear Corp.	84,200	3,182
Biotechnology—0.5%
Amgen, Inc.	52,700	4,444
Capital Markets—2.3%
Ameriprise Financial, Inc.	83,000	4,705
Goldman Sachs Group, Inc.	124,700	14,176
Chemicals—3.4%
Agrium, Inc.	97,400	10,077
CF Industries Holdings, Inc.	51,000	11,334
Huntsman Corp.	478,400	7,143
Commercial Banks—10.3%
Fifth Third Bancorp	773,000	11,989
Huntington Bancshares, Inc. ^	1,594,400	11,001
KeyCorp	1,328,900	11,615
PNC Financial Services Group, Inc.	54,000	3,407
Regions Financial Corp.	1,288,800	9,292
U.S. Bancorp	304,100	10,431
Wells Fargo & Co.	833,600	28,785
Communications Equipment—1.7%
Brocade Communications Systems, Inc. ‡	388,300	2,297
Cisco Systems, Inc.	622,400	11,881
Construction & Engineering—0.5%
KBR, Inc.	128,800	3,841
Consumer Finance—1.9%
American Express Co.	60,600	3,446
Discover Financial Services	302,000	11,998
Diversified Consumer Services—1.1%
Apollo Group, Inc.—Class A ‡^	304,600	8,849
Diversified Financial Services—4.7%
Citigroup, Inc.	434,900	14,230
JPMorgan Chase & Co.	605,600	24,515
Diversified Telecommunication Services—3.9%
AT&T, Inc.	597,400	22,522
Verizon Communications, Inc.	208,700	9,510
Electric Utilities—3.2%
Edison International	255,400	11,669
Entergy Corp.	143,000	9,910
NV Energy, Inc.	271,000	4,881
Food & Staples Retailing—4.5%
CVS Caremark Corp.	297,500	14,405
Kroger Co.	451,600	10,631
Walgreen Co.	330,900	12,058
Food Products—1.2%
Archer-Daniels-Midland Co.	110,500	3,003
Dean Foods Co. ‡	431,200	7,051
Health Care Providers & Services—7.0%
Aetna, Inc.	294,600	11,666
AmerisourceBergen Corp.—Class A	159,900	6,190
Cardinal Health, Inc.	168,500	6,566
Community Health Systems, Inc. ‡	50,000	1,457
HCA Holdings, Inc.	113,500	3,774
Humana, Inc.	67,900	4,763
McKesson Corp.	70,100	6,031
UnitedHealth Group, Inc.	222,600	12,334
WellPoint, Inc.	99,700	5,784
Hotels, Restaurants & Leisure—0.8%
Wyndham Worldwide Corp.	120,700	6,334
Household Durables—1.1%
Whirlpool Corp. ^	106,300	8,813

	Shares	Value (000’s)
Independent Power Producers & Energy Traders—0.9%
AES Corp. ‡	709,000	$7,778
Industrial Conglomerates—2.4%
General Electric Co.	869,100	19,737
Insurance—6.4%
ACE, Ltd.	107,100	8,097
Aflac, Inc.	73,800	3,534
Allstate Corp.	231,200	9,158
Assurant, Inc. ^	237,500	8,859
Everest RE Group, Ltd.	70,300	7,519
PartnerRe, Ltd.	44,500	3,305
Reinsurance Group of America, Inc.—Class A	62,500	3,617
Travelers Cos., Inc.	138,800	9,474
IT Services—1.3%
Amdocs, Ltd.	118,600	3,913
Lender Processing Services, Inc.	119,200	3,324
SAIC, Inc. ^	292,200	3,518
Machinery—1.1%
AGCO Corp. ‡	130,000	6,172
Cummins, Inc.	33,000	3,043
Media—3.6%
CBS Corp.—Class B	238,400	8,661
Comcast Corp.—Class A	219,800	7,862
DIRECTV ‡	192,200	10,083
Interpublic Group of Cos., Inc.	319,900	3,557
Multi-Utilities—2.0%
Ameren Corp.	80,400	2,627
DTE Energy Co.	68,500	4,106
Public Service Enterprise Group, Inc.	309,900	9,972
Oil, Gas & Consumable Fuels—17.8%
Chevron Corp.	260,400	30,351
ConocoPhillips	286,600	16,388
Exxon Mobil Corp.	524,500	47,965
Hess Corp.	112,900	6,065
Marathon Petroleum Corp.	217,200	11,857
Murphy Oil Corp.	196,500	10,550
Tesoro Corp.	258,700	10,840
Valero Energy Corp.	368,900	11,687
Western Refining, Inc. ^	125,100	3,275
Paper & Forest Products—0.5%
Domtar Corp.	51,900	4,063
Personal Products—0.4%
Herbalife, Ltd. ^	75,600	3,583
Pharmaceuticals—4.2%
Merck & Co., Inc.	266,500	12,019
Pfizer, Inc.	883,200	21,948
Questcor Pharmaceuticals, Inc. ‡^	71,300	1,319
Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	44,500	3,398
Semiconductors & Semiconductor Equipment—0.4%
Intel Corp.	152,000	3,447
Software—3.1%
CA, Inc.	185,100	4,769
Microsoft Corp.	313,100	9,324
Oracle Corp.	113,300	3,568
Symantec Corp. ‡	459,200	8,266
Specialty Retail—2.0%
Best Buy Co., Inc. ^	243,500	4,186
Foot Locker, Inc.	123,000	4,367
Gap, Inc.	122,200	4,372
TJX Cos., Inc.	74,100	3,319
Tobacco—0.4%
Lorillard, Inc.	25,300	2,946

Total Common Stocks (cost $702,121)		824,726

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—4.5%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	37,082,771	$37,083
Total Securities Lending Collateral (cost $37,083)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.8%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $6,517 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.26%, due 05/01/2041, and with a value of $6,648.	$6,517	6,517
Total Repurchase Agreement (cost $6,517)

Total Investment Securities (cost $745,721) P		868,326
Other Assets and Liabilities—Net		(36,433)

Net Assets		$831,893

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $35,888.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $745,721. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $138,237 and $15,632, respectively. Net unrealized appreciation for tax purposes is $122,605.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$824,726	$—	$—	$824,726
Repurchase Agreement	—	6,517	—	6,517
Securities Lending Collateral	37,083	—	—	37,083

Total	$861,809	$6,517	$—	$868,326

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—98.4%
Aerospace & Defense—3.5%
General Dynamics Corp.	14,200	$939
Lockheed Martin Corp. ^	28,300	2,643
Northrop Grumman Corp.	47,200	3,135
Raytheon Co.	37,000	2,115
Airlines—0.5%
Delta Air Lines, Inc. ‡	148,300	1,358
Biotechnology—2.8%
Amgen, Inc.	37,000	3,120
Biogen Idec, Inc. ‡	11,000	1,642
Celgene Corp. ‡	29,900	2,284
Capital Markets—1.0%
Goldman Sachs Group, Inc.	21,700	2,467
Chemicals—3.1%
Agrium, Inc.	28,800	2,980
CF Industries Holdings, Inc.	14,900	3,311
Eastman Chemical Co.	27,500	1,568
Commercial Banks—6.5%
Fifth Third Bancorp	175,500	2,722
Huntington Bancshares, Inc. ^	444,200	3,065
KeyCorp	355,500	3,107
Regions Financial Corp.	217,700	1,570
U.S. Bancorp	40,000	1,372
Wells Fargo & Co.	133,100	4,596
Communications Equipment—1.9%
Cisco Systems, Inc.	177,000	3,379
Motorola Solutions, Inc.	30,200	1,527
Computers & Peripherals—4.9%
Apple, Inc.	18,600	12,411
Construction & Engineering—0.4%
Fluor Corp.	16,900	951
Consumer Finance—1.3%
Discover Financial Services	85,600	3,401
Diversified Consumer Services—1.1%
Apollo Group, Inc.—Class A ‡^	96,700	2,809
Diversified Financial Services—2.7%
Citigroup, Inc.	85,000	2,781
JPMorgan Chase & Co.	100,000	4,048
Diversified Telecommunication Services—3.6%
AT&T, Inc.	97,300	3,668
Verizon Communications, Inc.	116,100	5,291
Electric Utilities—1.8%
Edison International	48,100	2,198
Entergy Corp.	33,900	2,349
Electrical Equipment—0.8%
First Solar, Inc. ‡^	89,800	1,989
Food & Staples Retailing—4.1%
CVS Caremark Corp.	87,100	4,217
Kroger Co.	123,700	2,912
Walgreen Co.	90,400	3,294
Food Products—1.8%
Archer-Daniels-Midland Co.	64,000	1,740
Dean Foods Co. ‡	178,100	2,911
Health Care Providers & Services—6.7%
Aetna, Inc.	80,300	3,181
AmerisourceBergen Corp.—Class A	33,300	1,289
Cardinal Health, Inc.	24,400	951
HCA Holdings, Inc.	56,700	1,885
Humana, Inc.	22,300	1,564
McKesson Corp.	33,400	2,873
UnitedHealth Group, Inc.	51,700	2,865
WellPoint, Inc.	40,700	2,361
Hotels, Restaurants & Leisure—1.2%
Wyndham Worldwide Corp.	57,300	3,007
Household Durables—0.8%
Whirlpool Corp. ^	25,000	2,073

	Shares	Value (000’s)
Household Products— 0.5%
Procter & Gamble Co.	16,600	$1,151
Independent Power Producers & Energy Traders—0.7%
AES Corp. ‡	155,200	1,703
Industrial Conglomerates—1.9%
3M Co.	10,600	980
General Electric Co.	170,200	3,865
Insurance—2.5%
ACE, Ltd.	37,000	2,797
Aflac, Inc.	23,100	1,106
Assurant, Inc. ^	22,700	847
Travelers Cos., Inc.	22,900	1,563
IT Services—5.1%
Accenture PLC—Class A	27,800	1,947
Amdocs, Ltd.	31,600	1,042
International Business Machines Corp.	33,300	6,909
SAIC, Inc. ^	92,200	1,110
Visa, Inc.—Class A	12,900	1,732
Machinery—1.2%
Caterpillar, Inc.	11,600	998
Cummins, Inc.	22,300	2,056
Media—5.9%
CBS Corp.—Class B	29,700	1,079
Comcast Corp.—Class A	115,900	4,146
DIRECTV ‡	68,300	3,583
Interpublic Group of Cos., Inc. ^	178,900	1,989
News Corp.—Class A	72,700	1,783
Time Warner Cable, Inc.	25,400	2,415
Multiline Retail—0.9%
Dollar Tree, Inc. ‡	20,300	980
Target Corp.	18,800	1,193
Multi-Utilities—0.5%
Public Service Enterprise Group, Inc.	40,500	1,303
Oil, Gas & Consumable Fuels—12.5%
Chevron Corp.	46,300	5,396
ConocoPhillips	64,000	3,660
Exxon Mobil Corp.	106,600	9,748
Marathon Petroleum Corp.	60,500	3,303
Murphy Oil Corp.	50,600	2,717
Tesoro Corp.	74,800	3,134
Valero Energy Corp.	104,800	3,320
Personal Products—0.5%
Herbalife, Ltd. ^	25,300	1,199
Pharmaceuticals—2.6%
Merck & Co., Inc.	31,300	1,412
Pfizer, Inc.	207,400	5,154
Road & Rail—0.8%
Union Pacific Corp.	17,200	2,042
Semiconductors & Semiconductor Equipment—0.5%
Intel Corp.	60,600	1,374
Software—6.1%
CA, Inc.	40,100	1,033
Microsoft Corp.	237,300	7,067
Oracle Corp.	129,400	4,075
Symantec Corp. ‡	172,000	3,096
Specialty Retail—3.4%
Best Buy Co., Inc. ^	54,900	944
Gap, Inc.	88,000	3,149
TJX Cos., Inc.	75,800	3,394
Urban Outfitters, Inc. ‡	27,600	1,037
Tobacco—2.3%
Lorillard, Inc.	17,000	1,980
Philip Morris International, Inc.	41,100	3,696

Total Common Stocks (cost $205,642)		248,126

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—6.3%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	15,882,677	$15,883
Total Securities Lending Collateral (cost $15,883)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.6%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $3,993 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.26%, due 05/01/2041, and with a value of $4,076.	$3,993	3,993
Total Repurchase Agreement (cost $3,993)

Total Investment Securities (cost $225,518) P		268,002
Other Assets and Liabilities—Net		(15,793)

Net Assets		$252,209

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $15,423.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $225,518. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $46,709 and $4,225, respectively. Net unrealized appreciation for tax purposes is $42,484.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$248,126	$—	$—	$248,126
Repurchase Agreement	—	3,993	—	3,993
Securities Lending Collateral	15,883	—	—	15,883

Total	$264,009	$3,993	$—	$268,002

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.6%
Aerospace & Defense - 3.6%
Boeing Co.	171,176	$11,917
Honeywell International, Inc.	77,636	4,639
Precision Castparts Corp.	56,239	9,186
United Technologies Corp.	75,803	5,935
Auto Components—0.4%
BorgWarner, Inc. ‡^	47,205	3,262
Beverages—1.3%
Coca-Cola Co.	310,806	11,789
Biotechnology—5.6%
Alexion Pharmaceuticals, Inc. ‡	60,200	6,887
Amgen, Inc.	119,461	10,073
Biogen Idec, Inc. ‡	79,454	11,857
Celgene Corp. ‡	81,653	6,238
Gilead Sciences, Inc. ‡	120,728	8,008
Vertex Pharmaceuticals, Inc. ‡	103,342	5,782
Capital Markets—1.1%
Goldman Sachs Group, Inc.	85,298	9,697
Chemicals—2.4%
CF Industries Holdings, Inc.	25,663	5,703
Monsanto Co.	135,446	12,329
Sherwin-Williams Co.	20,194	3,007
Communications Equipment—4.5%
Cisco Systems, Inc.	1,092,378	20,853
Emulex Corp. ‡	136,971	988
F5 Networks, Inc. ‡	23,718	2,483
QUALCOMM, Inc.	209,611	13,099
Riverbed Technology, Inc. ‡^	70,523	1,641
Computers & Peripherals—11.5%
Apple, Inc.	109,902	73,332
EMC Corp. ‡	685,620	18,697
NetApp, Inc. ‡	163,379	5,372
QLogic Corp. ‡	235,579	2,690
Consumer Finance—0.9%
American Express Co.	137,938	7,843
Diversified Consumer Services—0.2%
ITT Educational Services, Inc. ‡^	59,419	1,915
Diversified Financial Services—0.3%
Bank of America Corp.	333,963	2,949
Diversified Telecommunication Services—1.1%
Verizon Communications, Inc.	207,191	9,442
Electrical Equipment—0.3%
Roper Industries, Inc.	24,109	2,649
Energy Equipment & Services—2.9%
Core Laboratories NV ^	21,051	2,557
Diamond Offshore Drilling, Inc. ^	65,252	4,294
National Oilwell Varco, Inc.	151,071	12,103
Oceaneering International, Inc.	70,623	3,902
Transocean, Ltd.	60,669	2,723
Food & Staples Retailing—3.9%
Costco Wholesale Corp.	131,434	13,160
CVS Caremark Corp.	85,500	4,140
Wal-Mart Stores, Inc.	126,359	9,325
Whole Foods Market, Inc.	79,675	7,760
Food Products—0.9%
Green Mountain Coffee Roasters, Inc. ‡^	35,582	845
Kraft Foods, Inc.—Class A ‡	53,768	2,223
Mead Johnson Nutrition Co.—Class A	62,944	4,613
Health Care Equipment & Supplies—1.1%
Edwards Lifesciences Corp. ‡	30,957	3,324
Hologic, Inc. ‡	157,605	3,190
Intuitive Surgical, Inc. ‡	1,782	883
Zimmer Holdings, Inc.	37,329	2,524
Health Care Providers & Services—2.7%
Aetna, Inc.	68,798	2,724
Express Scripts Holding Co. ‡	125,355	7,856
UnitedHealth Group, Inc.	235,277	13,037

	Shares	Value (000’s)
Hotels, Restaurants & Leisure—2.4%
Chipotle Mexican Grill, Inc.—Class A ‡^	17,484	$5,552
Dunkin' Brands Group, Inc. ^	134,945	3,940
Starbucks Corp.	76,404	3,878
Yum! Brands, Inc.	113,619	7,537
Industrial Conglomerates—0.8%
General Electric Co.	166,187	3,774
Tyco International, Ltd.	60,980	3,431
Internet & Catalog Retail—3.4%
Amazon.com, Inc. ‡	83,681	21,282
priceline.com, Inc. ‡	14,048	8,692
Internet Software & Services—7.4%
Baidu, Inc. ADR ‡	60,772	7,099
eBay, Inc. ‡	130,407	6,313
Facebook, Inc.—Class A ‡^	115,761	2,506
Google, Inc.—Class A ‡	34,823	26,274
IAC/InterActiveCorp	114,085	5,939
LinkedIn Corp.—Class A ‡	57,175	6,884
Rackspace Hosting, Inc. ‡^	73,886	4,883
Tencent Holdings, Ltd.	119,709	4,091
Youku Tudou, Inc. ADR ‡	22,084	406
IT Services—5.5%
International Business Machines Corp.	101,686	21,095
Mastercard, Inc.—Class A	29,662	13,392
Teradata Corp. ‡	28,867	2,177
Visa, Inc.—Class A	82,247	11,044
Life Sciences Tools & Services—1.2%
Agilent Technologies, Inc.	112,326	4,318
Bruker Corp. ‡^	110,300	1,444
Illumina, Inc. ‡^	61,027	2,942
Life Technologies Corp. ‡	30,188	1,476
Waters Corp. ‡	3,913	326
Machinery—0.8%
Caterpillar, Inc.	28,775	2,476
Dover Corp.	25,863	1,539
Parker Hannifin Corp.	37,398	3,125
Media—2.7%
Comcast Corp.—Class A	174,183	6,231
News Corp.—Class A	155,575	3,816
Omnicom Group, Inc. ^	96,764	4,989
Sirius XM Radio, Inc. ‡	766,355	1,993
Walt Disney Co.	132,602	6,932
Metals & Mining—0.1%
Allied Nevada Gold Corp. ‡^	11,356	444
Multiline Retail—0.5%
Dollar Tree, Inc. ‡	55,239	2,667
Family Dollar Stores, Inc.	21,661	1,436
Oil, Gas & Consumable Fuels—2.5%
Concho Resources, Inc. ‡^	49,350	4,676
Exxon Mobil Corp.	81,151	7,421
Occidental Petroleum Corp.	68,845	5,925
Valero Energy Corp.	127,268	4,032
Personal Products—0.8%
Estee Lauder Cos., Inc.—Class A	109,570	6,746
Pharmaceuticals—4.4%
Abbott Laboratories	91,709	6,288
Allergan, Inc.	69,978	6,409
Bristol-Myers Squibb Co.	149,183	5,035
Merck & Co., Inc.	70,305	3,171
Novo Nordisk A/S ADR	48,808	7,702
Perrigo Co. ^	30,843	3,583
Shire PLC ADR	73,162	6,489
Real Estate Investment Trusts—0.9%
American Tower Corp.—Class A	105,951	7,564
Road & Rail—0.7%
Union Pacific Corp.	51,984	6,171
Semiconductors & Semiconductor Equipment—2.8%
Altera Corp.	215,510	7,324
ARM Holdings PLC ADR ^	109,113	3,053

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment (continued)
Avago Technologies, Ltd.	107,910	$3,762
Broadcom Corp.—Class A ‡	120,473	4,166
KLA-Tencor Corp.	40,762	1,945
Xilinx, Inc. ^	120,515	4,026
Software—7.6%
Autodesk, Inc. ‡	21,913	731
BMC Software, Inc. ‡	41,270	1,712
Check Point Software Technologies, Ltd. ‡	65,753	3,167
Citrix Systems, Inc. ‡	25,250	1,933
Intuit, Inc.	65,459	3,854
Microsoft Corp.	627,384	18,683
NetSuite, Inc. ‡^	18,732	1,195
Oracle Corp.	295,006	9,290
Red Hat, Inc. ‡	178,654	10,173
Salesforce.com, Inc. ‡	53,087	8,106
Splunk, Inc. ‡	11,749	431
Symantec Corp. ‡	38,670	696
VMware, Inc.—Class A ‡	64,036	6,195
Specialty Retail—4.9%
Bed Bath & Beyond, Inc. ‡	37,281	2,349
Buckle, Inc. ^	49,901	2,267
Home Depot, Inc.	59,365	3,584
Inditex SA	82,522	10,247
Lowe's Cos., Inc.	136,420	4,125
O'Reilly Automotive, Inc. ‡^	29,749	2,488
PetSmart, Inc.	64,220	4,430
Ross Stores, Inc.	41,185	2,661
TJX Cos., Inc.	232,349	10,406
Textiles, Apparel & Luxury Goods—3.8%
Burberry Group PLC	149,821	2,422
Coach, Inc.	134,727	7,547
Lululemon Athletica, Inc. ‡^	116,234	8,594
NIKE, Inc.—Class B	85,572	8,122
Ralph Lauren Corp.—Class A	43,747	6,616

	Shares	Value (000’s)
Tobacco - 1.3%
Philip Morris International, Inc.	126,359	$11,365
Wireless Telecommunication Services—0.4%
Crown Castle International Corp. ‡	59,793	3,833

Total Common Stocks (cost $717,876)		870,498

SECURITIES LENDING COLLATERAL—5.1%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	44,768,763	44,769
Total Securities Lending Collateral (cost $44,769)
	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.2%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $2,087 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.26%, due 05/01/2041, and with a value of $2,130.	$2,087	2,087
Total Repurchase Agreement (cost $2,087)

Total Investment Securities (cost $764,732) P		917,354
Other Assets and Liabilities—Net		(42,699)

Net Assets		$874,655

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $43,761.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $764,732. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $168,551 and $15,929, respectively. Net unrealized appreciation for tax purposes is $152,622.

DEFINITION:

ADR     American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$853,738	$16,760	$—	$870,498
Repurchase Agreement	—	2,087	—	2,087
Securities Lending Collateral	44,769	—	—	44,769

Total	$898,507	$18,847	$—	$917,354

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—96.6%
Aerospace & Defense—0.3%
Alliant Techsystems, Inc.	40,800	$2,044
Beverages—1.3%
Beam, Inc.	71,000	4,085
Brown-Forman Corp.—Class B	36,450	2,378
Dr. Pepper Snapple Group, Inc. ^	76,100	3,389
Building Products—0.9%
Fortune Brands Home & Security, Inc. ‡	106,600	2,879
Owens Corning, Inc. ‡^	114,600	3,835
Capital Markets—4.1%
Ameriprise Financial, Inc.	104,300	5,913
Charles Schwab Corp.	291,400	3,727
Invesco, Ltd.	158,950	3,972
Northern Trust Corp.	183,600	8,521
State Street Corp.	132,200	5,547
T. Rowe Price Group, Inc.	63,200	4,001
Chemicals—3.9%
Airgas, Inc.	114,650	9,436
Albemarle Corp.	78,220	4,121
Ashland, Inc.	61,850	4,428
PPG Industries, Inc.	37,950	4,358
Sherwin-Williams Co.	23,000	3,425
Sigma-Aldrich Corp. ^	53,900	3,879
Commercial Banks—6.2%
CIT Group, Inc. ‡	159,250	6,273
City National Corp. ^	60,500	3,116
Cullen/Frost Bankers, Inc. ^	40,400	2,320
Fifth Third Bancorp	708,800	10,993
Huntington Bancshares, Inc.	247,500	1,708
KeyCorp	682,600	5,966
M&T Bank Corp.	55,000	5,234
SunTrust Banks, Inc.	367,600	10,392
Zions Bancorporation ^	97,500	2,014
Commercial Services & Supplies—2.4%
Republic Services, Inc.—Class A	214,200	5,893
Tyco International, Ltd. ‡	457,300	12,530
Communications Equipment—1.0%
Motorola Solutions, Inc.	151,350	7,651
Containers & Packaging—1.7%
Ball Corp.	141,400	5,983
Rock-Tenn Co.—Class A	44,400	3,205
Silgan Holdings, Inc.	95,000	4,133
Distributors—0.5%
Genuine Parts Co.	63,200	3,857
Diversified Financial Services—1.6%
CME Group, Inc.—Class A	108,350	6,209
IntercontinentalExchange, Inc. ‡	44,550	5,943
Electric Utilities—2.3%
Northeast Utilities	235,382	8,998
NV Energy, Inc.	220,800	3,977
Westar Energy, Inc. ^	142,000	4,212
Electrical Equipment—2.6%
AMETEK, Inc.	105,750	3,749
Cooper Industries PLC—Class A	156,350	11,735
Regal Beloit Corp.	61,700	4,349
Electronic Equipment & Instruments—1.1%
Amphenol Corp.—Class A	76,620	4,512
Arrow Electronics, Inc. ‡	112,200	3,782
Energy Equipment & Services—0.9%
Cameron International Corp. ‡	116,950	6,557
Food Products—3.3%
General Mills, Inc.	184,750	7,362
Hershey Co.	119,790	8,491
JM Smucker Co.	71,500	6,173
Ralcorp Holdings, Inc. ‡	48,200	3,519
Gas Utilities—1.0%
EQT Corp.	82,320	4,856
ONEOK, Inc.	60,000	2,899

	Shares	Value (000’s)
Health Care Equipment & Supplies—2.9%
Becton Dickinson and Co.	24,800	$1,948
CareFusion Corp. ‡	228,400	6,484
St. Jude Medical, Inc.	182,000	7,668
Stryker Corp. ^	106,250	5,914
Health Care Providers & Services—3.6%
AmerisourceBergen Corp.—Class A	262,100	10,146
CIGNA Corp.	268,600	12,671
Henry Schein, Inc. ‡	25,400	2,013
Humana, Inc.	39,180	2,748
Hotels, Restaurants & Leisure—2.1%
Darden Restaurants, Inc. ^	55,199	3,077
Marriott International, Inc.—Class A ^	110,266	4,311
Starwood Hotels & Resorts Worldwide, Inc.	98,500	5,710
Yum! Brands, Inc.	43,200	2,866
Household Durables—1.7%
Jarden Corp.	25,200	1,332
Mohawk Industries, Inc. ‡	51,500	4,121
Newell Rubbermaid, Inc.	386,200	7,372
Household Products—1.0%
Clorox Co. ^	55,100	3,970
Energizer Holdings, Inc.	50,900	3,798
Industrial Conglomerates—0.6%
Carlisle Cos., Inc.	82,879	4,303
Insurance—7.9%
Alleghany Corp. ‡	13,674	4,717
Arch Capital Group, Ltd. ‡^	173,600	7,236
Chubb Corp.	137,590	10,495
Hartford Financial Services Group, Inc.	108,200	2,103
Loews Corp.	167,400	6,907
Marsh & McLennan Cos., Inc.	438,300	14,871
Old Republic International Corp.	232,600	2,163
OneBeacon Insurance Group, Ltd.—Class A	102,055	1,372
Unum Group	142,800	2,745
WR Berkley Corp. ^	114,500	4,293
XL Group PLC—Class A	180,800	4,345
Internet & Catalog Retail—0.5%
Expedia, Inc.	46,750	2,704
TripAdvisor, Inc. ‡	34,950	1,151
Internet Software & Services—0.9%
Yahoo! Inc. ‡	440,400	7,035
IT Services—1.2%
Global Payments, Inc.	92,700	3,878
Jack Henry & Associates, Inc. ^	129,600	4,911
Machinery—2.9%
IDEX Corp.	22,600	944
Pentair, Inc. ‡^	139,300	6,200
Rexnord Corp. ‡^	131,000	2,387
Snap-on, Inc.	51,406	3,695
Stanley Black & Decker, Inc.	120,600	9,195
Media—2.6% ^
AMC Networks, Inc. ‡	29,990	1,305
Cablevision Systems Corp.—Class A ^	84,360	1,337
CBS Corp.—Class B	100,200	3,641
Clear Channel Outdoor Holdings, Inc.—Class A ‡^	117,961	705
DISH Network Corp.—Class A	117,100	3,584
Gannett Co., Inc. ^	67,500	1,198
McGraw-Hill Cos., Inc.	135,250	7,384
Washington Post Co.—Class B	2,000	726
Multiline Retail—3.3%
Dollar General Corp. ‡	150,410	7,753
Family Dollar Stores, Inc.	62,900	4,170
Kohl’s Corp.	119,060	6,098
Nordstrom, Inc.	130,050	7,176
Multi-Utilities—6.2%
CenterPoint Energy, Inc.	110,380	2,351
CMS Energy Corp.	395,750	9,320
NiSource, Inc.	399,500	10,180

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

		Value
	Shares	(000’s)
Multi-Utilities (continued)
PG&E Corp.	85,000	$3,627
SCANA Corp. ^	103,750	5,008
Sempra Energy	55,300	3,566
Wisconsin Energy Corp.	96,200	3,624
Xcel Energy, Inc.	352,550	9,769
Oil, Gas & Consumable Fuels—5.7%
Cameco Corp. ^	265,400	5,162
Continental Resources, Inc. ‡^	57,650	4,433
Devon Energy Corp.	66,300	4,011
Energen Corp.	128,521	6,736
Marathon Oil Corp.	223,900	6,621
Marathon Petroleum Corp.	83,100	4,536
QEP Resources, Inc.	89,800	2,843
Whiting Petroleum Corp. ‡	111,200	5,269
Williams Cos., Inc.	105,200	3,679
Paper & Forest Products—1.0%
MeadWestvaco Corp.	242,200	7,411
Pharmaceuticals—0.7%
Hospira, Inc. ‡	156,650	5,141
Professional Services—0.9%
Dun & Bradstreet Corp. ^	57,500	4,578
Equifax, Inc.	57,100	2,660
Real Estate Investment Trusts—1.3%
HCP, Inc.	69,200	3,078
Regency Centers Corp.	76,500	3,728
Vornado Realty Trust	39,937	3,237
Real Estate Management & Development—0.9%
Brookfield Office Properties, Inc. ^	173,300	2,870
CBRE Group, Inc.—Class A ‡	224,900	4,140
Semiconductors & Semiconductor Equipment—2.3%
Analog Devices, Inc.	120,240	4,712
LSI Corp. ‡	677,300	4,680
Maxim Integrated Products, Inc.	193,700	5,157
Xilinx, Inc.	100,100	3,344
Software—3.0%
BMC Software, Inc. ‡	202,530	8,404
Check Point Software Technologies, Ltd. ‡	106,550	5,131
Parametric Technology Corp. ‡	262,850	5,730
Synopsys, Inc. ‡	111,400	3,678
Specialty Retail—4.6%
AutoZone, Inc. ‡	11,900	4,399
Bed Bath & Beyond, Inc. ‡	114,000	7,182
Gap, Inc.	107,900	3,861
Limited Brands, Inc.	112,650	5,549
PetSmart, Inc.	37,200	2,566
Tiffany & Co. ^	55,500	3,434
TJX Cos., Inc.	71,300	3,194
Williams-Sonoma, Inc. ^	105,000	4,617
Textiles, Apparel & Luxury Goods—0.9%
PVH Corp.	45,700	4,283
V.F. Corp.	14,200	2,263
Thrifts & Mortgage Finance—0.6%
Capitol Federal Financial, Inc.	99,000	1,184
People’s United Financial, Inc. ^	248,600	3,018
Trading Companies & Distributors—1.0%
MSC Industrial Direct Co., Inc.—Class A	107,950	7,282
Water Utilities—0.9%
American Water Works Co., Inc.	182,300	6,756
Wireless Telecommunication Services—0.3%
Telephone & Data Systems, Inc.	79,163	2,027

Total Common Stocks (cost $637,886)		737,434

		Value
	Shares	(000’s)
SECURITIES LENDING COLLATERAL—8.4%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	63,914,500	$63,915
Total Securities Lending Collateral (cost $63,915)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—3.5%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $26,818 on 10/01/2012. Collateralized by U.S. Government Agency Obligation, 3.26%—4.00%, due 09/25/2039—05/01/2041, and with a total value of $27,357.	$26,818	26,818
Total Repurchase Agreement (cost $26,818)

Total Investment Securities (cost $728,619) P		828,167
Other Assets and Liabilities—Net		(64,735)

Net Assets		$763,432

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $62,442.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $728,619. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $106,694 and $7,146, respectively. Net unrealized appreciation for tax purposes is $99,548.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$737,434	$—	$—	$737,434
Repurchase Agreement	—	26,818	—	26,818
Securities Lending Collateral	63,915	—	—	63,915

Total	$801,349	$26,818	$—	$828,167

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—97.8%
Biotechnology—7.3%
Alexion Pharmaceuticals, Inc. ‡^	36,760	$4,205
Medivation, Inc. ‡^	59,500	3,353
Onyx Pharmaceuticals, Inc. ‡	8,600	727
Regeneron Pharmaceuticals, Inc. ‡^	13,118	2,003
Vertex Pharmaceuticals, Inc. ‡^	47,155	2,638
Building Products—2.1%
USG Corp. ‡^	168,195	3,692
Chemicals—2.3%
CF Industries Holdings, Inc.	8,500	1,889
Westlake Chemical Corp.	30,100	2,199
Commercial Banks—2.4%
Fifth Third Bancorp ^	270,890	4,202
Construction Materials—1.3%
Vulcan Materials Co. ^	48,900	2,313
Consumer Finance—2.2%
Discover Financial Services	97,325	3,867
Containers & Packaging—1.0%
Rock-Tenn Co.—Class A	25,400	1,833
Electronic Equipment & Instruments—4.6%
FEI Co. ^	81,195	4,344
Trimble Navigation, Ltd. ‡^	80,220	3,823
Food & Staples Retailing—1.9%
Whole Foods Market, Inc. ^	34,053	3,317
Food Products—1.6%
Dean Foods Co. ‡^	56,485	924
Hershey Co.	26,300	1,864
Health Care Equipment & Supplies—5.4%
Align Technology, Inc. ‡^	98,338	3,636
Cooper Cos., Inc. ^	44,810	4,232
Edwards Lifesciences Corp. ‡	17,100	1,836
Health Care Providers & Services—3.2%
Catamaran Corp. ‡^	39,225	3,843
HCA Holdings, Inc. ^	56,300	1,872
Hotels, Restaurants & Leisure—3.4%
Buffalo Wild Wings, Inc. ‡^	22,095	1,894
Six Flags Entertainment Corp.	70,625	4,153
Household Durables—4.4%
Lennar Corp.—Class A ^	107,870	3,751
Toll Brothers, Inc. ‡^	86,015	2,858
Whirlpool Corp. ^	15,200	1,260
Internet & Catalog Retail—1.9%
Expedia, Inc.	59,705	3,453
Internet Software & Services—5.0%
IAC/InterActiveCorp ^	75,274	3,919
LinkedIn Corp.—Class A ‡^	41,480	4,994
IT Services—4.3%
Alliance Data Systems Corp. ‡^	24,876	3,531
Teradata Corp. ‡^	54,010	4,073
Leisure Equipment & Products—1.6%
Polaris Industries, Inc. ^	35,995	2,911
Machinery—1.9%
Pentair, Inc. ‡^	76,200	3,392
Media—1.8%
Charter Communications, Inc.—Class A ‡^	41,595	3,123
Metals & Mining—1.7%
Agnico-Eagle Mines, Ltd.	59,595	3,092
Oil, Gas & Consumable Fuels—4.9%
Cobalt International Energy, Inc. ‡^	136,136	3,032
Pioneer Natural Resources Co. ^	20,400	2,130
Range Resources Corp. ^	51,550	3,601
Pharmaceuticals—1.1%
Perrigo Co. ^	17,230	2,002
Professional Services—1.5%
Equifax, Inc. ^	55,595	2,590

	Shares	Value (000’s)
Real Estate Management & Development—1.4%
CBRE Group, Inc.—Class A ‡	138,000	$2,541
Road & Rail—4.0%
Canadian Pacific Railway, Ltd.	45,675	3,786
Kansas City Southern ^	44,660	3,384
Software—0.7%
ServiceNow, Inc. ‡^	33,846	1,309
Specialty Retail—13.7%
American Eagle Outfitters, Inc.^	135,710	2,861
Chico’s FAS, Inc. ^	103,085	1,867
Foot Locker, Inc. ^	100,985	3,584
Gap, Inc. ^	53,400	1,911
Genesco, Inc. ‡^	39,654	2,646
GNC Holdings, Inc.—Class A ^	85,274	3,323
Sally Beauty Holdings, Inc. ‡	89,585	2,248
Ulta Salon Cosmetics & Fragrance, Inc. ^	42,482	4,090
Urban Outfitters, Inc. ‡^	48,100	1,807
Textiles, Apparel & Luxury Goods—4.6%
Michael Kors Holdings, Ltd. ‡	80,753	4,295
Under Armour, Inc.—Class A ‡^	70,919	3,959
Wireless Telecommunication Services—4.6%
SBA Communications Corp.—Class A ‡^	68,465	4,306
Sprint Nextel Corp. ‡^	709,720	3,918

Total Common Stocks (cost $145,497)		174,206

SECURITIES LENDING COLLATERAL—25.7%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	45,807,752	45,808
Total Securities Lending Collateral (cost $45,808)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.1%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $134 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $139.	$134	134
Total Repurchase Agreement (cost $134)

Total Investment Securities (cost $191,439) P		220,148
Other Assets and Liabilities—Net		(42,014)

Net Assets		$178,134

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $44,820.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $191,439. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $30,058 and $1,349, respectively. Net unrealized appreciation for tax purposes is $28,709.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$174,206	$—	$—	$174,206
Repurchase Agreement	—	134	—	134
Securities Lending Collateral	45,808	—	—	45,808

Total	$220,014	$134	$—	$220,148

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—96.8%
Aerospace & Defense—0.5%
Cubic Corp.	7,400	$370
Air Freight & Logistics—0.8%
Atlas Air Worldwide Holdings, Inc. ‡^	11,300	584
UTi Worldwide, Inc.	1,800	24
Capital Markets—1.7%
Ares Capital Corp. ^	73,600	1,262
Chemicals—3.4%
Innospec, Inc. ‡	24,700	838
Koppers Holdings, Inc. ^	18,200	636
Zep, Inc. ^	63,800	964
Commercial Banks—9.1%
First Busey Corp. ^	119,830	585
First Midwest Bancorp, Inc. ^	85,800	1,077
First Niagara Financial Group, Inc. ^	75,710	612
Hancock Holding Co. ^	19,600	607
International Bancshares Corp. ^	62,400	1,188
MB Financial, Inc. ^	35,900	709
Webster Financial Corp. ^	55,300	1,310
Westamerica Bancorporation ^	9,900	466
Commercial Services & Supplies—5.5%
ACCO Brands Corp. ‡^	142,100	922
G&K Services, Inc.—Class A ^	32,900	1,030
McGrath RentCorp ^	1,900	50
Standard Parking Corp. ‡^	30,600	686
United Stationers, Inc. ^	50,290	1,309
Computers & Peripherals—1.4%
Diebold, Inc. ^	30,200	1,018
Construction & Engineering—0.1%
Sterling Construction Co., Inc. ‡^	8,600	86
Containers & Packaging—2.2%
Aptargroup, Inc. ^	19,400	1,003
Greif, Inc.—Class A ^	13,700	605
Diversified Consumer Services—1.4%
Matthews International Corp.—Class A ^	33,100	987
Electric Utilities—2.0%
UNS Energy Corp. ^	18,800	787
Westar Energy, Inc. ^	22,800	676
Electrical Equipment—3.6%
Acuity Brands, Inc. ^	10,800	684
Belden, Inc. ^	52,100	1,921
Electronic Equipment & Instruments—2.3%
Coherent, Inc. ‡	11,600	532
MTS Systems Corp.	20,632	1,105
Energy Equipment & Services—2.2%
Bristow Group, Inc. ^	15,600	789
SEACOR Holdings, Inc. ‡	9,840	820
Food & Staples Retailing—1.4%
Casey’s General Stores, Inc. ^	18,300	1,046
Food Products—1.3%
Post Holdings, Inc. ‡^	12,900	388
Sensient Technologies Corp. ^	15,800	581
Gas Utilities—2.5%
Atmos Energy Corp. ^	25,000	895
New Jersey Resources Corp. ^	7,900	361
WGL Holdings, Inc. ^	14,400	580
Health Care Equipment & Supplies—3.7%
Haemonetics Corp. ‡^	7,100	569
ICU Medical, Inc. ‡^	21,100	1,277
STERIS Corp. ^	23,100	819
Health Care Providers & Services—2.6%
Amsurg Corp.—Class A ‡^	43,000	1,221
Corvel Corp. ‡^	14,800	662
Hotels, Restaurants & Leisure—1.7%
CEC Entertainment, Inc. ^	29,500	888
Choice Hotels International, Inc. ^	10,500	336

	Shares	Value (000’s)
Household Durables—1.7%
Helen of Troy, Ltd. ‡^	38,035	$1,211
Industrial Conglomerates—3.5%
Carlisle Cos., Inc. ^	49,000	2,544
Insurance—4.9%
AMERISAFE, Inc. ‡^	29,800	809
Assured Guaranty, Ltd.	42,300	576
Platinum Underwriters Holdings, Ltd. ^	24,000	981
Primerica, Inc.	40,400	1,157
IT Services—2.2%
Forrester Research, Inc. ^	11,300	325
MAXIMUS, Inc. ^	21,000	1,254
Life Sciences Tools & Services—5.0%
Charles River Laboratories International, Inc. ‡	44,500	1,762
ICON PLC ADR ‡^	75,100	1,830
Machinery—5.7%
Albany International Corp.—Class A ^	57,100	1,254
ESCO Technologies, Inc. ^	32,700	1,270
Mueller Industries, Inc.	35,200	1,601
Marine—1.9%
Kirby Corp. ‡^	21,900	1,211
Matson, Inc. ^	6,900	144
Media—2.1%
Arbitron, Inc. ^	39,400	1,493
Multiline Retail—1.3%
Fred’s, Inc.—Class A ^	67,500	961
Office Electronics—1.1%
Zebra Technologies Corp.—Class A ‡	21,400	803
Oil, Gas & Consumable Fuels—1.3%
Halcon Resources Corp. ‡^	41,241	302
Penn Virginia Corp. ^	27,442	170
Scorpio Tankers, Inc. ‡^	72,700	437
Paper & Forest Products—1.4%
Deltic Timber Corp. ^	15,500	1,012
Real Estate Investment Trusts—3.2%
Campus Crest Communities, Inc. ^	57,600	622
DiamondRock Hospitality Co. ^	70,300	677
Mack-Cali Realty Corp. ^	20,500	545
Summit Hotel Properties, Inc.	54,300	464
Road & Rail—1.5%
Genesee & Wyoming, Inc.—Class A ‡^	16,100	1,076
Software—0.8%
Websense, Inc. ‡^	39,200	613
Specialty Retail—5.6%
Ascena Retail Group, Inc. ‡	50,900	1,092
Cato Corp.—Class A ^	55,500	1,649
Stage Stores, Inc. ^	64,100	1,350
Thrifts & Mortgage Finance—2.5%
Flushing Financial Corp. ^	40,933	647
Northwest Bancshares, Inc. ^	95,400	1,166
Trading Companies & Distributors—1.7%
GATX Corp. ^	29,400	1,248

Total Common Stocks (cost $56,872)		70,121

SECURITIES LENDING COLLATERAL—25.6%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	18,526,635	18,527
Total Securities Lending Collateral (cost $18,527)

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.5%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $350 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $360.	$350	$350
Total Repurchase Agreement (cost $350)

Total Investment Securities (cost $75,749) P		88,998
Other Assets and Liabilities—Net		(16,564)

Net Assets		$72,434

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $18,074.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $75,749. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,705 and $1,456, respectively. Net unrealized appreciation for tax purposes is $13,249.

DEFINITION:

ADR     American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$70,121	$—	$—	$70,121
Repurchase Agreement	—	350	—	350
Securities Lending Collateral	18,527	—	—	18,527

Total	$88,648	$350	$—	$88,998

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—97.8%
Aerospace & Defense—1.2%
Cubic Corp.	10,600	$531
GenCorp, Inc. ‡ ^	138,300	1,312
TASER International, Inc. ‡^	83,300	502
Triumph Group, Inc.	19,555	1,223
Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc. ‡	14,800	764
Forward Air Corp. ^	35,392	1,076
UTi Worldwide, Inc.	2,200	30
Airlines—0.1%
US Airways Group, Inc. ‡^	36,500	382
Auto Components—0.0% ¥
China Automotive Systems, Inc. ‡^	15,700	61
Cooper Tire & Rubber Co. ^	1,200	23
Automobiles—0.0% ¥
Thor Industries, Inc. ^	1,900	69
Beverages—0.2%
Boston Beer Co., Inc.—Class A ‡^	5,499	616
Biotechnology—3.3%
Acorda Therapeutics, Inc. ‡	63,960	1,638
AVEO Pharmaceuticals, Inc. ‡^	42,210	439
BioMarin Pharmaceutical, Inc. ‡^	44,675	1,799
Cubist Pharmaceuticals, Inc. ‡^	10,800	515
Genomic Health, Inc. ‡^	41,207	1,429
Maxygen, Inc. ^	70,800	187
Momenta Pharmaceuticals, Inc. ‡^	23,900	348
Myrexis, Inc. ‡^	16,000	39
Myriad Genetics, Inc. ‡^	2,100	57
Onyx Pharmaceuticals, Inc. ‡	35,310	2,984
United Therapeutics Corp. ‡^	12,510	699
Building Products—0.4%
USG Corp. ‡^	57,100	1,253
Capital Markets—2.9%
Apollo Investment Corp. ^	58,600	461
Ares Capital Corp. ^	97,800	1,677
Arlington Asset Investment Corp.—Class A ^	5,800	138
Financial Engines, Inc. ‡^	22,205	529
Gladstone Investment Corp. ^	34,200	267
Horizon Technology Finance Corp. ^	11,300	183
THL Credit, Inc. ^	15,400	216
Tortoise Capital Resources Corp.	2,900	26
Chemicals—2.9%
Chemtura Corp. ‡	6,700	115
Flotek Industries, Inc. ‡^	80,455	1,019
Innospec, Inc. ‡	33,400	1,133
Koppers Holdings, Inc.	23,700	828
LSB Industries, Inc. ‡^	48,734	2,139
Material Sciences Corp. ‡^	3,100	28
Minerals Technologies, Inc. ^	12,200	865
TPC Group, Inc. ‡^	32,550	1,328
Zep, Inc. ^	83,900	1,269
Commercial Banks—7.0%
Access National Corp. ^	24,500	335
Bancfirst Corp. ^	600	26
Banco Latinoamericano de Comercio Exterior SA—Class E ^	56,700	1,252
Boston Private Financial Holdings, Inc. ^	23,700	227
C&F Financial Corp.	1,300	51
CapitalSource, Inc. ^	71,400	541
Center Bancorp, Inc.	25,800	308
Central Pacific Financial Corp. ‡^	26,700	382
Century Bancorp, Inc.—Class A ^	900	29
Citizens & Northern Corp. ^	18,900	371
Citizens Republic Bancorp, Inc. ‡^	61,600	1,192

	Shares	Value (000’s)
Commercial Banks (continued)
East-West Bancorp, Inc. ^	4,900	$103
First Busey Corp. ^	150,372	734
First Community Bancshares, Inc. ^	2,600	40
First Defiance Financial Corp. ^	16,200	280
First Financial Bancorp ^	7,600	129
First Financial Bankshares, Inc. ^	16,200	584
First Merchants Corp. ^	50,100	752
First Midwest Bancorp, Inc. ^	113,100	1,418
First Niagara Financial Group, Inc.	111,839	905
Great Southern Bancorp, Inc. ^	3,300	102
Hancock Holding Co. ^	26,400	817
Hanmi Financial Corp. ‡	21,100	270
Horizon Bancorp	1,500	43
International Bancshares Corp. ^	84,100	1,601
Lakeland Financial Corp. ^	29,500	814
MainSource Financial Group, Inc. ^	15,700	202
MB Financial, Inc. ^	48,600	960
National Penn Bancshares, Inc. ^	24,300	221
Northrim BanCorp, Inc. ^	2,100	42
OceanFirst Financial Corp. ^	14,800	217
Old National Bancorp	18,800	256
Pacific Mercantile Bancorp ‡	4,900	32
Peoples Bancorp, Inc. ^	25,500	584
Preferred Bank/Los Angeles CA ‡^	3,700	52
Republic Bancorp, Inc.—Class A ^	42,900	942
Suffolk Bancorp ‡^	14,100	207
UMB Financial Corp. ^	1,900	92
Washington Trust Bancorp, Inc. ^	7,900	208
Webster Financial Corp. ^	73,500	1,741
West Bancorporation, Inc. ^	41,100	495
Westamerica Bancorporation ^	12,700	598
Wilshire Bancorp, Inc. ‡^	165,500	1,043
Commercial Services & Supplies—3.6%
ACCO Brands Corp. ‡^	189,700	1,231
Asta Funding, Inc. ^	5,100	48
Encore Capital Group, Inc. ‡^	31,143	880
G&K Services, Inc.—Class A	43,453	1,361
McGrath RentCorp ^	4,500	117
Portfolio Recovery Associates, Inc. ‡^	11,589	1,210
Rollins, Inc.	34,450	806
Standard Parking Corp. ‡^	42,988	964
Sykes Enterprises, Inc. ‡	67,230	904
Tetra Tech, Inc. ‡	54,130	1,421
TRC Cos., Inc. ‡^	34,800	262
United Stationers, Inc. ^	67,070	1,745
Communications Equipment—1.2%
Aruba Networks, Inc. ‡^	65,269	1,468
Aviat Networks, Inc.—Class A ‡^	17,400	41
Aware, Inc. ^	9,200	58
Bel Fuse, Inc.—Class B	1,900	35
Brocade Communications Systems, Inc. ‡	81,300	481
Comtech Telecommunications Corp. ^	38,200	1,056
Tellabs, Inc.	131,100	464
Computers & Peripherals—0.9%
Diebold, Inc.	40,400	1,362
Imation Corp. ‡^	49,000	274
Lexmark International, Inc.—Class A ^	23,500	523
Synaptics, Inc. ‡^	28,995	696
Construction & Engineering—0.2%
Argan, Inc. ^	32,600	569
Sterling Construction Co., Inc. ‡^	17,200	172
Consumer Finance—1.7%
Cash America International, Inc. ^	26,270	1,013
CompuCredit Holdings Corp. ‡^	9,796	36

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Consumer Finance (continued)
Ezcorp, Inc.—Class A ‡	71,595	$1,642
First Cash Financial Services, Inc. ‡^	54,555	2,511
Imperial Holdings, Inc. ‡^	13,900	47
QC Holdings, Inc.	7,000	25
Containers & Packaging—0.7%
Aptargroup, Inc. ^	24,300	1,257
Greif, Inc.—Class A ^	18,300	808
Diversified Consumer Services—1.4%
Capella Education Co. ‡^	3,000	105
Coinstar, Inc. ‡^	28,965	1,304
ITT Educational Services, Inc. ‡^	14,500	467
Matthews International Corp.—Class A ^	42,600	1,270
Steiner Leisure, Ltd. ‡^	22,875	1,065
Diversified Financial Services—0.4%
Gain Capital Holdings, Inc. ^	14,600	72
Kayne Anderson Energy Development Co. ^	18,900	503
KKR Financial Holdings LLC	50,700	509
Prospect Capital Corp. ^	3,000	35
Diversified Telecommunication Services—0.2%
Fairpoint Communications, Inc. ‡^	5,900	45
IDT Corp.—Class B ^	46,000	472
magicJack VocalTec, Ltd. ‡	3,500	86
Electric Utilities—1.5%
Cleco Corp.	4,400	185
El Paso Electric Co. ^	34,900	1,195
NGP Capital Resources Co. ^	5,700	43
Portland General Electric Co. ^	10,700	289
UNS Energy Corp.	49,000	2,051
Westar Energy, Inc. ^	30,000	890
Electrical Equipment—2.2%
Acuity Brands, Inc. ^	13,900	880
Belden, Inc. ^	106,085	3,912
EnerSys, Inc. ‡	45,250	1,597
Lihua International, Inc.	60,200	214
Electronic Equipment & Instruments—2.2%
Agilysys, Inc. ‡^	54,000	464
Coherent, Inc. ‡	15,300	702
Electro Scientific Industries, Inc.	17,400	213
FEI Co. ^	27,945	1,495
LoJack Corp. ‡^	37,100	83
MTS Systems Corp.	27,200	1,457
Multi-Fineline Electronix, Inc. ‡^	25,784	581
Power-One, Inc. ‡^	64,900	363
SYNNEX Corp. ‡^	24,270	791
Tech Data Corp. ‡^	8,800	399
Energy Equipment & Services—2.0%
Bristow Group, Inc. ^	19,800	1,001
Dril-Quip, Inc. ‡^	15,950	1,146
Exterran Holdings, Inc. ‡^	10,500	213
Helix Energy Solutions Group, Inc. ‡^	72,900	1,333
Hercules Offshore, Inc. ‡^	21,400	104
Lufkin Industries, Inc. ^	10,025	540
Newpark Resources, Inc. ‡^	69,720	517
SEACOR Holdings, Inc. ‡^	13,140	1,095
T.G.C. Industries, Inc. ^	22,000	158
Food & Staples Retailing—0.7%
Casey’s General Stores, Inc. ^	23,800	1,360
PriceSmart, Inc. ^	9,020	683
Food Products—1.4%
Cal-Maine Foods, Inc. ^	16,900	759
Darling International, Inc. ‡^	36,967	676
Dean Foods Co. ‡	22,600	370
Feihe International, Inc. ‡^	19,600	118
John B Sanfilippo & Son, Inc. ‡^	11,900	155

	Shares	Value (000’s)
Food Products (continued)
Lancaster Colony Corp. ^	8,615	$631
Omega Protein Corp. ‡^	13,300	91
Post Holdings, Inc. ‡^	20,800	625
Sensient Technologies Corp.	20,800	765
Gas Utilities—1.4%
Atmos Energy Corp. ^	31,800	1,138
Chesapeake Utilities Corp. ^	9,600	455
Laclede Group, Inc. ^	2,000	86
New Jersey Resources Corp. ^	10,872	497
Southwest Gas Corp.	31,100	1,374
WGL Holdings, Inc. ^	18,800	757
Health Care Equipment & Supplies—5.9%
Align Technology, Inc. ‡^	34,345	1,270
Cynosure, Inc.—Class A ‡^	23,100	609
DexCom, Inc. ‡^	58,930	886
Endologix, Inc. ‡^	66,475	919
Haemonetics Corp. ‡^	9,400	754
ICU Medical, Inc. ‡^	28,300	1,712
Insulet Corp. ‡^	76,243	1,645
NuVasive, Inc. ‡^	37,800	866
NxStage Medical, Inc. ‡^	112,666	1,488
RTI Biologics, Inc. ‡^	401,778	1,675
Spectranetics Corp. ‡^	156,254	2,305
STERIS Corp. ^	30,300	1,075
SurModics, Inc. ‡	4,200	85
Thoratec Corp. ‡	52,460	1,815
Wright Medical Group, Inc. ‡^	39,500	873
Health Care Providers & Services—1.7%
Amsurg Corp.—Class A ‡	73,900	2,097
CardioNet, Inc. ‡^	57,100	144
Corvel Corp. ‡^	21,500	962
HMS Holdings Corp. ‡^	42,390	1,417
Select Medical Holdings Corp. ‡^	52,500	590
Health Care Technology—0.4%
Vocera Communications, Inc. ‡	34,840	1,077
Hotels, Restaurants & Leisure—3.6%
BJ’s Restaurants, Inc. ‡^	34,800	1,578
Boyd Gaming Corp. ‡^	109,100	770
Brinker International, Inc. ^	14,900	526
Buffalo Wild Wings, Inc. ‡^	16,155	1,385
CEC Entertainment, Inc. ^	39,200	1,181
Choice Hotels International, Inc. ^	14,100	451
Cracker Barrel Old Country Store, Inc. ^	2,300	154
Life Time Fitness, Inc. ‡^	28,610	1,309
Papa John's International, Inc. ‡^	26,605	1,421
Red Robin Gourmet Burgers, Inc. ‡^	12,800	417
Texas Roadhouse, Inc.—Class A ^	82,215	1,406
Wendy’s Co. ^	67,400	307
Household Durables—1.1%
Blyth, Inc. ^	28,700	746
CSS Industries, Inc.	9,900	203
Helen of Troy, Ltd. ‡	51,100	1,627
Hooker Furniture Corp. ^	3,400	44
PulteGroup, Inc. ‡^	54,600	846
Independent Power Producers & Energy Traders—0.0% ¥
Genie Energy, Ltd. ^	16,800	120
Industrial Conglomerates—1.3%
Carlisle Cos., Inc. ^	64,600	3,354
Raven Industries, Inc. ^	24,550	723
Insurance—3.1%
AMERISAFE, Inc. ‡^	41,700	1,132
Assured Guaranty, Ltd.	55,300	753
Crawford & Co.—Class B ^	27,700	139
Genworth Financial, Inc.—Class A ‡^	15,300	80

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Insurance (continued)
Homeowners Choice, Inc. ^	18,000	$423
Maiden Holdings, Ltd. ^	109,300	972
MBIA, Inc. ‡^	31,700	321
National Financial Partners Corp. ‡^	71,800	1,213
Phoenix Cos., Inc. ‡^	6,269	192
Platinum Underwriters Holdings, Ltd. ^	31,900	1,304
Primerica, Inc.	52,400	1,501
Protective Life Corp. ^	16,900	443
RLI Corp. ^	8,400	560
Symetra Financial Corp. ^	2,300	28
United Fire Group, Inc.	11,700	294
Internet & Catalog Retail—0.2%
PetMed Express, Inc. ^	46,600	468
Internet Software & Services—2.0%
Ancestry.com, Inc. ‡^	37,085	1,116
AOL, Inc. ‡	17,300	609
Blucora, Inc. ‡^	33,800	602
comScore, Inc. ‡^	48,559	741
IAC/InterActiveCorp	15,000	781
j2 Global, Inc. ^	41,320	1,356
VistaPrint NV ‡^	26,601	908
IT Services—2.7%
Convergys Corp. ^	34,100	534
CoreLogic, Inc. ‡	24,200	642
Forrester Research, Inc. ^	14,600	420
InterXion Holding NV ‡^	54,655	1,242
Lender Processing Services, Inc.	17,800	496
MAXIMUS, Inc. ^	61,728	3,687
Virtusa Corp. ‡^	63,528	1,129
Leisure Equipment & Products—0.2%
Arctic Cat, Inc. ‡^	7,500	311
Multimedia Games Holding Co., Inc. ‡^	19,900	313
Life Sciences Tools & Services—2.3%
Affymetrix, Inc. ‡^	172,900	749
Charles River Laboratories International, Inc. ‡	60,400	2,392
Fluidigm Corp. ‡^	80,993	1,377
ICON PLC ADR ‡^	100,800	2,456
Machinery—4.2%
Actuant Corp.—Class A ^	1,000	29
Albany International Corp.—Class A ^	75,300	1,654
CLARCOR, Inc. ^	14,855	663
ESCO Technologies, Inc. ^	74,813	2,907
Flow International Corp. ‡^	23,800	88
FreightCar America, Inc. ^	11,100	197
Kadant, Inc. ‡	17,600	408
LB Foster Co.—Class A ^	8,700	281
Lindsay Corp. ^	8,455	609
Middleby Corp. ‡^	10,935	1,265
Mueller Industries, Inc.	51,700	2,351
Terex Corp. ‡^	24,100	544
Wabtec Corp.	10,788	866
Woodward, Inc. ^	22,926	779
Marine—0.6%
Kirby Corp. ‡^	28,900	1,598
Matson, Inc. ^	7,800	163
Media—1.4%
Arbitron, Inc. ^	52,200	1,979
Ballantyne Strong, Inc. ‡^	14,200	59
Cinemark Holdings, Inc. ^	59,917	1,344
Fisher Communications, Inc. ‡^	900	33
Global Sources, Ltd. ‡^	7,100	47
Lakes Entertainment, Inc. ‡^	34,300	73
Nexstar Broadcasting Group, Inc.—Class A ‡^	5,200	55

	Shares	Value (000’s)
Media (continued)
Saga Communications, Inc.—Class A ‡^	800	$32
Scholastic Corp. ^	16,800	534
Sinclair Broadcast Group, Inc.—Class A ^	18,300	205
Metals & Mining—1.3%
Coeur d’Alene Mines Corp. ‡^	48,500	1,398
Commercial Metals Co.	37,900	500
Hecla Mining Co. ^	231,180	1,515
RTI International Metals, Inc. ‡^	20,800	498
Multiline Retail—1.0%
Big Lots, Inc. ‡^	43,790	1,296
Dillard's, Inc.—Class A ^	8,600	622
Fred's, Inc.—Class A ^	89,200	1,269
Multi-Utilities—0.1%
PNM Resources, Inc.	11,200	236
Office Electronics—0.3%
Zebra Technologies Corp.—Class A ‡^	28,200	1,059
Oil, Gas & Consumable Fuels— 3.7%
Adams Resources & Energy, Inc. ^	2,500	76
Delek US Holdings, Inc. ^	47,900	1,221
Energy XXI Bermuda, Ltd. ^	44,775	1,565
Frontline, Ltd. ‡^	145,200	558
Gulfport Energy Corp. ‡^	67,025	2,094
Halcon Resources Corp. ‡^	54,288	398
Oasis Petroleum, Inc. ‡^	52,345	1,543
Penn Virginia Corp. ^	36,600	227
PetroQuest Energy, Inc. ‡	147,650	991
REX American Resources Corp. ‡^	21,800	393
Scorpio Tankers, Inc. ‡^	95,400	572
Stone Energy Corp. ‡^	4,800	121
Vaalco Energy, Inc. ‡^	60,500	517
W&T Offshore, Inc. ^	18,000	338
Western Refining, Inc. ^	21,900	573
Paper & Forest Products—1.1%
Deltic Timber Corp. ^	21,000	1,369
Domtar Corp.	10,100	791
Louisiana-Pacific Corp. ‡^	17,600	220
P.H. Glatfelter Co. ^	35,800	638
Resolute Forest Products ‡^	31,200	406
Pharmaceuticals—1.6%
Auxilium Pharmaceuticals, Inc. ‡^	76,490	1,871
Cumberland Pharmaceuticals, Inc. ‡	38,900	251
Impax Laboratories, Inc. ‡	60,090	1,560
Salix Pharmaceuticals, Ltd. ‡^	26,355	1,116
Professional Services—0.5%
Barrett Business Services, Inc. ^	23,400	634
Corporate Executive Board Co.	5,000	268
Resources Connection, Inc. ^	27,900	366
RPX Corp. ‡	24,300	272
Real Estate Investment Trusts— 4.6%
Arbor Realty Trust, Inc. ^	63,400	378
Campus Crest Communities, Inc. ^	75,800	819
Cedar Realty Trust, Inc. ^	104,300	551
DiamondRock Hospitality Co. ^	93,952	905
Education Realty Trust, Inc.	101,400	1,105
Extra Space Storage, Inc.	38,900	1,293
Kite Realty Group Trust ^	52,300	267
Mack-Cali Realty Corp. ^	27,200	724
Mission West Properties, Inc. ^	49,400	430
Monmouth Real Estate Investment Corp.— Class A	94,100	1,053
NorthStar Realty Finance Corp. ^	198,100	1,260
One Liberty Properties, Inc.	22,800	425
Post Properties, Inc.	9,600	460
RLJ Lodging Trust	70,600	1,335

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
Real Estate Investment Trusts (continued)
Sovran Self Storage, Inc.	23,000	$1,331
STAG Industrial, Inc. ^	68,400	1,112
Summit Hotel Properties, Inc.	71,000	606
Winthrop Realty Trust ^	4,100	44
Road & Rail—0.9%
Con-way, Inc. ^	1,700	47
Genesee & Wyoming, Inc.—Class A ‡^	21,700	1,450
Old Dominion Freight Line, Inc. ‡^	39,753	1,199
Semiconductors & Semiconductor Equipment—2.0%
Advanced Energy Industries, Inc. ‡^	8,800	108
EXAR Corp. ‡	8,600	69
FormFactor, Inc. ‡	121,500	679
Kulicke & Soffa Industries, Inc. ‡	44,600	464
Mellanox Technologies, Ltd. ‡^	6,282	638
Microsemi Corp. ‡^	69,150	1,387
Pericom Semiconductor Corp. ‡^	11,300	98
Power Integrations, Inc. ^	22,170	675
Rudolph Technologies, Inc. ‡^	43,000	452
Skyworks Solutions, Inc. ‡	34,397	810
Tessera Technologies, Inc.	27,600	378
Veeco Instruments, Inc. ‡	6,700	201
Software—3.2%
Aspen Technology, Inc. ‡^	64,605	1,670
Blackbaud, Inc. ^	51,390	1,229
Cadence Design Systems, Inc. ‡^	156,686	2,017
Fair Isaac Corp. ^	26,500	1,173
Manhattan Associates, Inc. ‡^	3,500	200
MICROS Systems, Inc. ‡^	18,755	921
Parametric Technology Corp. ‡^	45,145	984
Rosetta Stone, Inc. ‡	35,400	451
SolarWinds, Inc. ‡^	2,600	145
Websense, Inc. ‡^	54,100	847
Specialty Retail—4.3%
Ascena Retail Group, Inc. ‡	67,400	1,446
Build-A-Bear Workshop, Inc. ‡^	41,800	163
Cato Corp.—Class A ^	110,574	3,286
Chico's FAS, Inc. ^	91,616	1,659
Conn's, Inc. ‡^	55,300	1,219
DSW, Inc.—Class A ^	17,525	1,169
Hot Topic, Inc. ^	99,700	867
Lumber Liquidators Holdings, Inc. ‡	2,100	106
rue21 inc ‡^	40,805	1,271
Stage Stores, Inc.	86,500	1,822
Textiles, Apparel & Luxury Goods—1.7%
Deckers Outdoor Corp. ‡^	18,607	682
Movado Group, Inc. ^	32,700	1,103
Skechers U.S.A., Inc.—Class A ‡^	54,000	1,102
True Religion Apparel, Inc. ^	38,290	817
Vera Bradley, Inc. ‡^	58,752	1,400
Thrifts & Mortgage Finance—1.1%
Dime Community Bancshares, Inc. ^	16,900	244
First Financial Northwest, Inc. ‡	5,300	43
Flushing Financial Corp. ^	53,110	839
Northwest Bancshares, Inc. ^	126,100	1,542
Oritani Financial Corp. ^	6,100	92
Provident Financial Holdings, Inc. ^	5,300	75
Pulaski Financial Corp. ^	4,900	40
Rockville Financial, Inc. ^	12,300	151
Tree.com, Inc. ‡^	11,800	185
Washington Federal, Inc.	10,000	167
Tobacco—0.1%
Universal Corp. ^	8,900	453
Trading Companies & Distributors—1.1%
Aceto Corp.	3,900	37

	Shares	Value (000’s)
Trading Companies & Distributors (continued)
Applied Industrial Technologies, Inc. ^	33,400	$1,384
Beacon Roofing Supply, Inc. ‡^	4,100	117
GATX Corp. ^	39,400	1,672
Water Utilities—0.0% ¥
Consolidated Water Co., Ltd. ^	6,700	55

Total Common Stocks (cost $246,407)		297,485

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATION—0.1%
U.S. Treasury Bill
0.14%, 03/14/2013 ▲g	$280	280
Total Short-Term U.S. Government Obligation (cost $280)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—25.7%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	78,087,387	78,087
Total Securities Lending Collateral (cost $78,087)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—2.3%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $7,129 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 3.50%, due 11/15/2040, and with a total value of $7,279.	$7,129	7,129
Total Repurchase Agreement (cost $7,129)

Total Investment Securities (cost $331,903) P		382,981
Other Assets and Liabilities—Net		(78,799)

Net Assets		$304,182

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized (Depreciation) (000’s)
Russell 2000 Mini Index	Long	15	12/21/2012	$(12)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $76,110.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
g	This security in the amount of $280 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
▲	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $331,903. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $61,107 and $10,029, respectively. Net unrealized appreciation for tax purposes is $51,078.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands):

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$297,485	$—	$—	$297,485
Repurchase Agreement	—	7,129	—	7,129
Securities Lending Collateral	78,087	—	—	78,087
Short-Term U.S. Government Obligation	—	280	—	280

Total	$375,572	$7,409	$—	$382,981

Other Financial Instruments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Futures Contracts—Depreciation	$(12)	$—	$—	$(12)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

		Value
	Shares	(000’s)
COMMON STOCKS—97.0%
Aerospace & Defense—2.1%
Triumph Group, Inc.	22,600	$1,413
Air Freight & Logistics—1.0%
Hub Group, Inc.—Class A ‡^	22,190	659
Chemicals—2.8%
Kraton Performance Polymers, Inc. ‡^	42,270	1,103
TPC Group, Inc. ‡^	19,500	796
Commercial Banks—12.3%
Bank of the Ozarks, Inc. ^	19,230	663
Home Bancshares, Inc. ^	35,302	1,203
PrivateBancorp, Inc.—Class A ^	83,420	1,334
Prosperity Bancshares, Inc. ^	26,813	1,143
Signature Bank ‡^	15,200	1,020
SVB Financial Group ‡^	21,940	1,326
Texas Capital Bancshares, Inc. ‡^	32,320	1,607
Commercial Services & Supplies—2.1%
Healthcare Services Group Inc. ^	60,580	1,385
Diversified Financial Services—1.1%
MarketAxess Holdings, Inc.	23,170	732
Electronic Equipment & Instruments—1.4%
InvenSense, Inc.—Class A ‡^	76,790	918
Energy Equipment & Services—2.1%
Pacific Drilling SA ‡^	142,169	1,417
Food Products—3.4%
Annie’s, Inc. ‡	30,370	1,362
TreeHouse Foods, Inc. ‡^	17,240	905
Health Care Providers & Services—10.2%
Air Methods Corp. ‡^	21,850	2,608
Centene Corp. ‡^	31,650	1,184
HMS Holdings Corp. ‡^	40,730	1,362
IPC The Hospitalist Co., Inc. ‡^	37,270	1,703
Health Care Technology—5.3%
athenahealth, Inc. ‡^	16,640	1,527
Computer Programs & Systems, Inc.	18,317	1,018
Vocera Communications, Inc. ‡^	33,130	1,024
Hotels, Restaurants & Leisure—3.7%
BJ’s Restaurants, Inc. ‡^	17,460	792
Buffalo Wild Wings, Inc. ‡^	11,670	1,000
Red Robin Gourmet Burgers, Inc. ‡^	20,812	678
Internet Software & Services—3.1%
LivePerson, Inc. ‡^	77,423	1,403
SPS Commerce, Inc. ‡^	18,154	698
IT Services—2.1%
MAXIMUS, Inc.	24,100	1,439
Machinery—4.9%
Chart Industries, Inc. ‡^	15,110	1,116
Wabtec Corp.	27,380	2,198
Oil, Gas & Consumable Fuels—4.4%
Approach Resources, Inc. ‡^	56,590	1,705
Callon Petroleum Co. ‡^	110,440	679
Goodrich Petroleum Corp. ‡^	46,679	590
Pharmaceuticals—5.6%
Akorn, Inc. ‡^	120,810	1,597
Impax Laboratories, Inc. ‡^	84,960	2,206
Professional Services—3.2%
Acacia Research Corp. ‡^	26,720	732
Advisory Board Co. ‡^	29,900	1,431
Semiconductors & Semiconductor Equipment—1.6%
Inphi Corp. ‡^	104,018	1,109
Software—7.9%
Allot Communications, Ltd. ‡^	39,870	1,057
QLIK Technologies, Inc. ‡^	41,646	933
Sourcefire, Inc. ‡^	15,880	779
Synchronoss Technologies, Inc. ‡^	86,530	1,982
Tangoe, Inc. ‡^	46,460	610
Specialty Retail—13.7%
America’s Car-Mart, Inc. ‡^	10,488	477
Asbury Automotive Group, Inc. ‡^	36,240	1,013

		Value
	Shares	(000’s)
Specialty Retail (continued)
Finish Line, Inc.—Class A	29,800	$678
Francesca’s Holdings Corp. ‡^	36,500	1,122
Genesco, Inc. ‡	30,400	2,028
Group 1 Automotive, Inc. ^	20,080	1,209
Hibbett Sports, Inc. ‡^	13,170	783
Pier 1 Imports, Inc. ^	106,040	1,987
Textiles, Apparel & Luxury Goods—2.0%
Steven Madden, Ltd. ‡^	31,000	1,355
Transportation Infrastructure—1.0%
WESCO Aircraft Holdings, Inc. ‡	47,760	652

Total Common Stocks (cost $63,781)		65,450

WARRANT—0.0% ¥
Oil, Gas & Consumable Fuels—0.0% ¥
Magnum Hunter Resources Corp. ‡^
Expiration: 10/14/2013
Exercise Price: $10.50	10,091	♦
Total Warrant (cost $♦)
SECURITIES LENDING COLLATERAL—25.6%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	17,243,220	17,243
Total Securities Lending Collateral (cost $17,243)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—2.4%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $1,647 on 10/01/2012. Collateralized by U.S. Government Agency Obligations, 3.50%—4.00%, due 09/15/2039—11/15/2040, and with a total value of $1,680.	$1,647	1,647
Total Repurchase Agreement (cost $1,647)

Total Investment Securities (cost $82,671)		84,340
Other Assets and Liabilities—Net		(16,881)

Net Assets		$67,459

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $16,846.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
♦	Amount is less than 1.
▲	Rate shown reflects the yield at 09/28/2012.
P	Aggregate cost for federal income tax purposes is $82,671. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,601 and $932, respectively. Net unrealized appreciation for tax purposes is $1,669.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$65,450	$—	$—	$65,450
Repurchase Agreement	—	1,647	—	1,647
Securities Lending Collateral	17,243	—	—	17,243
Warrant	♦	—	—	♦

Total	$82,693	$1,647	$—	$84,340

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK—1.9%
Germany—1.9%
Volkswagen AG , 2.16% ▲	64,777	$11,816
Total Preferred Stock (cost $5,918)
COMMON STOCKS—95.9%
Brazil—4.1%
BM&FBOVESPA SA	750,300	4,534
Embraer SA ADR ‡	225,400	6,000
Itau Unibanco Holding SA ADR	393,500	6,013
Natura Cosmeticos SA	305,400	8,323
Canada—2.8%
Canadian National Railway Co.	111,750	9,888
Cenovus Energy, Inc. ^	180,688	6,306
Teck Resources, Ltd.—Class B	38,000	1,121
China—1.3%
Baidu, Inc. ADR ‡	67,428	7,877
Denmark—2.9%
Novo Nordisk A/S—Class B	114,364	18,068
France—7.3%
Air Liquide SA	97,793	12,120
Cie Generale des Etablissements Michelin—Class B	101,121	7,921
LVMH Moet Hennessy Louis Vuitton SA	92,643	13,929
Publicis Groupe SA ^	188,554	10,552
Germany—10.9%
Adidas AG	185,377	15,208
Allianz SE	84,340	10,034
Deutsche Bank AG	105,800	4,180
Fresenius Medical Care AG & Co., KGaA	166,061	12,176
SAP AG	166,171	11,768
Siemens AG	131,800	13,145
Hong Kong—11.0%
AIA Group, Ltd.	880,200	3,264
China Life Insurance Co., Ltd.—Class H	120,985	349
China Merchants Bank Co., Ltd.—Class H ^	3,696,845	6,217
CNOOC, Ltd.	6,637,724	13,594
Hong Kong Exchanges and Clearing, Ltd. ^	686,000	10,360
HSBC Holdings PLC ^	1,381,173	12,994
Industrial & Commercial Bank of China, Ltd.—Class H ^	11,007,988	6,502
Sinopharm Group Co., Ltd.—Class H ^	2,008,090	6,423
Tencent Holdings, Ltd. ^	207,738	7,100
Israel—1.9%
Teva Pharmaceutical Industries, Ltd. ADR	282,694	11,706
Japan—9.0%
Dai-ichi Life Insurance Co., Ltd. ^	3,677	4,175
FANUC Corp.	43,324	6,984
KDDI Corp. ^	128,300	9,963
Komatsu, Ltd. ^	463,167	9,122
Mitsubishi UFJ Financial Group, Inc. ^	2,510,158	11,772
Toyota Motor Corp. ^	337,357	13,141
Korea, Republic of—2.9%
Hyundai Motor Co.	45,718	10,366
Samsung Electronics Co., Ltd.	6,056	7,334
Mexico—1.5%
Wal-Mart de Mexico SAB de CV—Series V^	3,304,400	9,306
Sweden—2.5%
Hennes & Mauritz AB—Class B	312,671	10,862
Svenska Handelsbanken AB—Class A	133,100	4,987
Switzerland—7.4%
Julius Baer Group, Ltd. ‡	173,596	6,054
Nestle SA	236,771	14,929
Novartis AG	194,471	11,900
Swatch Group AG—BR	11,940	4,763

	Shares	Value (000’s)
Switzerland (continued)
Syngenta AG	18,590	$6,948
United Kingdom—20.7%
ARM Holdings PLC	661,819	6,145
BG Group PLC	607,486	12,262
British American Tobacco PLC	269,373	13,830
Carnival PLC	264,878	9,765
Kingfisher PLC	2,086,810	8,903
Pearson PLC	376,637	7,359
Reckitt Benckiser Group PLC	263,934	15,194
Rolls-Royce Holdings PLC ‡	440,340	5,994
Royal Bank of Scotland Group PLC ‡	716,025	2,972
SABMiller PLC	181,479	7,971
Standard Chartered PLC	501,568	11,339
TESCO PLC	1,999,857	10,722
Vodafone Group PLC	4,348,060	12,340
United States—9.7%
Accenture PLC—Class A	70,309	4,924
Check Point Software Technologies, Ltd. ‡	148,696	7,161
Covidien PLC	156,446	9,296
Potash Corp. of Saskatchewan, Inc.	221,000	9,596
Schlumberger, Ltd. ^	198,008	14,322
Yandex NV—Class A ‡	184,000	4,436
Yum! Brands, Inc.	138,900	9,215

Total Common Stocks (cost $475,371)		584,024

SECURITIES LENDING COLLATERAL—14.3%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	86,835,899	86,836
Total Securities Lending Collateral (cost $86,836)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.4%
State Street Bank & Trust Co. 0.03% ▲, dated 09/28/2012, to be repurchased at $8,581 on 10/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.26%, due 05/01/2041, and with a value of $8,757.	$8,581	8,581
Total Repurchase Agreement (cost $8,581)

Total Investment Securities (cost $576,706)		691,257
Other Assets and Liabilities—Net		(82,488)

Net Assets		$608,769

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Commercial Banks	9.1%	$62,796
Pharmaceuticals	6.0	41,673
Automobiles	5.1	35,324
Textiles, Apparel & Luxury Goods	4.9	33,900
Oil, Gas & Consumable Fuels	4.7	32,162
Chemicals	4.1	28,664
Wireless Telecommunication Services	3.2	22,303
Food & Staples Retailing	2.9	20,028
Specialty Retail	2.9	19,765
Internet Software & Services	2.8	19,413
Hotels, Restaurants & Leisure	2.7	18,980
Software	2.7	18,929
Health Care Providers & Services	2.7	18,599
Media	2.6	17,911
Insurance	2.6	17,822
Machinery	2.3	16,106
Household Products	2.2	15,194
Food Products	2.2	14,929
Diversified Financial Services	2.2	14,894
Energy Equipment & Services	2.1	14,322
Tobacco	2.0	13,830
Semiconductors & Semiconductor Equipment	2.0	13,479
Industrial Conglomerates	1.9	13,145
Aerospace & Defense	1.7	11,994
Capital Markets	1.5	10,234
Road & Rail	1.4	9,888
Health Care Equipment & Supplies	1.3	9,296
Personal Products	1.2	8,323
Beverages	1.2	7,971
Auto Components	1.1	7,921
IT Services	0.7	4,924
Metals & Mining	0.2	1,121

Investment Securities, at Value	86.2	595,840
Short-Term Investments	13.8	95,417

Total Investments	100.0%	$691,257

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
EUR	SSB	8,363	11/08/2012	$10,560	$191
EUR	SSB	(31,364)	11/08/2012	(41,090)	770
EUR	SSB	12,910	11/08/2012	16,964	(368)

					$593

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 09/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
SSB	$593	$—	$593

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 09/28/2012.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $82,585.
P	Aggregate cost for federal income tax purposes is $576,706. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $134,053 and $19,502, respectively. Net unrealized appreciation for tax purposes is $114,551.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
SSB	State Street Bank

CURRENCY ABBREVIATION:

EUR	Euro

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Common Stocks	$130,024	$454,000	$—	$584,024
Preferred Stock	—	11,816	—	11,816
Repurchase Agreement	—	8,581	—	8,581
Securities Lending Collateral	86,836	—	—	86,836

Total	$216,860	$474,397	$—	$691,257

Other Financial Instruments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 09/30/2012
Forward Foreign Currency Contracts—Appreciation	$—	$961	$—	$961
Forward Foreign Currency Contracts—Depreciation	—	(368)	—	(368)

Total	$—	$593	$—	$593

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 09/30/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Notes to Schedules of Investments

At September 30, 2012

(unaudited)

Transamerica Partners Portfolios (each a “Portfolio” and collectively, the “Portfolios”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The following is a summary of significant accounting policies followed by the Portfolios.

Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Portfolios’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Partners Money Market Portfolio (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at September 30, 2012 are listed in the Schedules of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

The Portfolios purchase put and call options on foreign or U.S. securities, indices, futures, swaps, and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The risk associated with purchasing put and call options is limited to the premium paid.

The Portfolios write put and call options on futures, swaps, securities, or currencies they own or in which they may invest, and inflation-capped options. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

The underlying face amounts of open option and swaption contracts at September 30, 2012 are listed in the Schedules of Investments.

Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contracts. Upon entering into such contracts, the Portfolios bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at September 30, 2012 are listed in the Schedules of Investments.

Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2012

(unaudited)

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). Certain Portfolios enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.

Certain Portfolios sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolios with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios' exposure to the counterparty.

The open swap agreements at September 30, 2012 are listed in the Schedules of Investments.

Short sales: A short sale is a transaction in which a Portfolio, with the exception of Money Market, sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that are subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Open short sale transactions at September 30, 2012 are included in the Schedules of Investments.

Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2012

(unaudited)

Loan participations/assignments (continued):

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Portfolios have direct recourse against the corporate borrowers, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at September 30, 2012.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amounts are adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Restricted and illiquid securities: The Portfolios may invest in unregulated or otherwise restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at September 30, 2012 are listed in the Schedules of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at September 30, 2012 are listed in the Schedules of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Portfolios’ securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2012 are shown in the Schedules of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Security valuations: All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2012

(unaudited)

Security valuations (continued):

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolios’ Board of Trustees has delegated the responsibility for valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed an internal Valuation Committee (the “Valuation Committee”) to monitor and implement the fair valuation process. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Portfolios’ Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security's value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee's determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, GAAP requires a reconciliation of the beginning to the ending balances for reported fair values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each Portfolio's Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations are generally categorized in Level 2.

Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2012

(unaudited)

Fair value measurements (continued):

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): The Portfolios may invest in unregulated or otherwise restricted securities.Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Investment companies: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net assets of the underlying portfolio and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, option, and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolios’ investments at September 30, 2012 are disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

Transamerica Partners Portfolios	September 30, 2012 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date: November 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date:	November 23, 2012

By:	/s/ Elizabeth Strouse
Principal Financial Officer
Date:	November 23, 2012